                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 002-57791
                                                             File No. 811-02715

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

         Pre-Effective Amendment No.                                / /
         Post-Effective Amendment No. 52                            /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

         Amendment No.                52
                        (Check appropriate box or boxes)

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918
--------------------------------------------------------------------------------

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               June 28, 2006
                                                                ----------------

It is proposed that this filing will become effective:
   / /   immediately upon filing pursuant to paragraph (b)
   /X/   on June 28, 2006 pursuant to paragraph (b)
   / /   60 days after filing pursuant to paragraph (a)(1)
   / /   on (date) pursuant to paragraph (a)(1)
   / /   75 days after filing pursuant to paragraph (a)(2)
   / /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
/ /  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 52 to Registration File No. 000-57791 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectus

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

FIXED INCOME                                         [DELAWARE INVESTMENTS LOGO]

Prospectus        JUNE 28, 2006

                             DELAWARE TAX-FREE PENNSYLVANIA FUND
                             CLASS A o CLASS B o CLASS C

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
          THESE  SECURITIES OR PASSED UPON THE ACCURACY OF THIS  PROSPECTUS  AND
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of contents

Fund profile                                          page    2
Delaware Tax-Free Pennsylvania Fund                           2

How we manage the Fund                                page    5
Our investment strategies                                     5
The securities we typically invest in                         6
The risks of investing in the Fund                           10
Disclosure of portfolio holdings information                 12

Who manages the Fund                                  page   13
Investment manager                                           13
Portfolio managers                                           13
Who's who?                                                   14

About your account                                    page   15
Investing in the Fund                                        15
         Choosing a share class                              15
         Dealer compensation                                 17
How to reduce your sales charge                              18
How to buy shares                                            21
Fair valuation                                               22
Document delivery                                            22
How to redeem shares                                         22
Account minimums                                             23
Special services                                             24
Exchanges                                                    24
Frequent trading of Fund shares                              26
Dividends, distributions and taxes                           28
Certain management considerations                            29

Financial highlights                                  page   30

Glossary                                              page   32

Additional information                                page   35

                                       1

Profile: Delaware Tax-Free Pennsylvania Fund

What is the Fund's goal? Delaware Tax-Free  Pennsylvania Fund seeks a high level
of  current   interest  income  exempt  from  federal  income  tax  and  certain
Pennsylvania  state and local taxes,  consistent  with  preservation of capital.
Although the Fund will strive to meet its goal,  there is no  assurance  that it will.

What are the Fund's main investment  strategies?  The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania state income taxes.  Municipal  securities  are debt  obligations  issued by state and local  governments to raise funds for various public purposes such as hospitals, schools  and  general  capital  expenses.  The Fund will  invest  its  assets in securities with maturities of various lengths,  depending on market  conditions.
We will attempt to adjust the average  maturity of the bonds in the portfolio to provide a high  level of  tax-exempt  income  consistent  with  preservation  of capital.  The Fund's income level will vary depending on current  interest rates and the specific  securities  in the  portfolio.  The Fund may  concentrate  its investments  in certain types of bonds or in a certain  segment of the municipal bond  market  when  the  supply  of bonds  in  other  sectors  does not suit our investment needs.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in  securities  that provide  income which is exempt from federal  income taxes, including the federal  alternative minimum tax, and the personal income taxes of the Commonwealth of Pennsylvania.  This is a fundamental  investment policy that may not be changed without prior shareholder approval.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time,  the value of your  investment in the Fund will increase and decrease  according  to  changes  in the value of the  securities  in the Fund's portfolio.  This Fund will be affected  primarily by adverse changes in interest rates.  When  interest  rates  rise,  bond  prices  and the value of the  Fund's investments will generally fall. The Fund may also be affected by the ability of individual  municipalities to pay interest and repay principal on the bonds they issue.  That  ability  may  be  impacted  by  weak  economic  conditions  in the
Commonwealth of Pennsylvania.  Under normal circumstances, the Fund is permitted to  invest up to 20% of its net  assets in  securities  subject  to the  federal alternative  minimum  tax.  Income  from these  securities  would be taxable for investors subject to that tax.

The Fund is considered to be "non-diversified"  under federal laws that regulate mutual funds.  Thus, all else being equal,  adverse effects on a single security may affect a larger portion of the Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 10.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors seeking monthly income,  free from federal and Pennsylvania state and local taxes.
o    Investors with long-term financial goals.

Who should not invest in the Fund
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, sometimes significantly and especially over the short term.
o    Investors  who are  concerned  about  the  special  risks  associated  with concentrating investments in a particular state or region of the country.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       2

How has Delaware Tax-Free Pennsylvania Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of Class A, B and C shares for  one-year,  five-year  and  10-year  periods.  The Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during certain of these  periods.  The returns would be lower without the expense caps.
Please see the footnotes on page 4 for additional  information about the expense caps.

Year-by-year total return (Class A)

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

---------- -------- --------- ---------- ---------- ---------- --------- ---------- --------- ----------
  1996      1997       1998      1999       2000       2001       2002      2003       2004      2005

---------- -------- --------- ---------- ---------- ---------- --------- ---------- --------- ----------
  3.41%     7.59%      5.03%    -4.76%      9.39%     4.95%       9.00%     5.12%     4.36%      4.03%
---------- -------- --------- ---------- ---------- ---------- --------- ---------- --------- ----------

As of March 31,  2006,  the Fund's  Class A shares  had a calendar  year-to-date return of 0.32%.  During the periods  illustrated  in this bar chart,  Class A's highest  quarterly return was 5.38% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.19% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

--------------------------------------------------------------------- ------------ ------------ -------------
Average annual returns for periods ending 12/31/05                      1 year       5 years      10 years
--------------------------------------------------------------------- ------------ ------------ -------------
Class A return before taxes                                             (0.62)%       4.50%         4.26%
--------------------------------------------------------------------- ------------ ------------ -------------
Class A return after taxes on distributions                             (0.62)%       4.50%         4.18%
--------------------------------------------------------------------- ------------ ------------ -------------
Class A return after taxes on distributions and sale of Fund shares       1.07%       4.52%         4.28%
--------------------------------------------------------------------- ------------ ------------ -------------
Class B return before taxes*                                            (0.88)%       4.38%         4.07%
--------------------------------------------------------------------- ------------ ------------ -------------
Class C return before taxes*                                             2.23%        4.65%         3.92%
--------------------------------------------------------------------- ------------ ------------ -------------
Lehman  Brothers  Municipal  Bond Index  (reflects no  deduction         3.51%        5.59%         5.71%
for fees, expenses or taxes)
--------------------------------------------------------------------- ------------ ------------ -------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Municipal Bond Index.  You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at end of period. Returns for Class B shares  reflect  conversion to Class A shares after eight years.  If shares were not  redeemed,  the returns for Class B would be 3.10%,  4.63% and 4.07% for the one-year,  five-year  and  10-year  periods,  respectively.  If shares  were not redeemed,  returns for Class C would be 3.23%, 4.65% and 3.92% for the one-year, five-year and 10-year periods, respectively.

                                       3

What are the Fund's fees and expenses?

------------------------------------------- --------------------------------------------- ------------ ----------- ----------
Sales charges are fees paid directly        CLASS                                                    A           B          C
from your investments when you buy          Maximum sales charge (load) imposed on
or sell shares of the Fund.                 purchases as a percentage of offering                4.50%        none       none
                                            price
                                            --------------------------------------------- ------------ ----------- ----------
                                            Maximum contingent  deferred sales charge
                                            (load) as a percentage  of original
                                            purchase  price or redemption price,
                                            whichever is lower                                 none(1)    4.00%(2)   1.00%(3)
                                            --------------------------------------------- ------------ ----------- ----------
                                            Maximum sales charge (load) imposed  on               none        none       none
                                            reinvested dividends
                                            --------------------------------------------- ------------ ----------- ----------
                                            Redemption fees                                       none        none       none
------------------------------------------- --------------------------------------------- ------------ ----------- ----------

------------------------------------------- --------------------------------------------- ------------ ----------- ----------
Annual fund operating expenses are          Management fees                                      0.54%       0.54%      0.54%
deducted from the Fund's assets.            --------------------------------------------- ------------ ----------- ----------
                                            Distribution and service (12b-1) fees         0.27%(4),(5)       1.00%      1.00%
                                            --------------------------------------------- ------------ ----------- ----------
                                            Other expenses                                       0.14%       0.14%      0.14%
                                            --------------------------------------------- ------------ ----------- ----------
                                            Total operating expenses                             0.95%       1.68%      1.68%
                                            --------------------------------------------- ------------ ----------- ----------
                                            Fee waivers and payments(6)                        (0.05)%     (0.01)%    (0.01)%
                                            --------------------------------------------- ------------ ----------- ----------
                                            Net expenses                                         0.90%       1.67%      1.67%
------------------------------------------- --------------------------------------------- ------------ ----------- ----------

------------------------------------------- ------------ --------- --------- --------------- ---------- ---------------
This example is intended to help you        CLASS(7)             A      B(8)            B(8)          C              C
compare the cost of investing in the                                           (if redeemed)              (if redeemed)
Fund to thecost of investing in other       ------------ --------- --------- --------------- ---------- ---------------
mutual funds with similar investment        1 year            $538      $170            $570       $170            $270
objectives. We show the cumulative          ------------ --------- --------- --------------- ---------- ---------------
amount of Fund expenses on a                3 years           $734      $529            $754       $529            $529
hypothetical investment of $10,000 with     ------------ --------- --------- --------------- ---------- ---------------
an annual 5% return over the time           5 years           $947      $912          $1,062       $912            $912
shown.(7)  This example reflects the net    ------------ --------- --------- --------------- ---------- ---------------
operating expenses with expense             10 years        $1,560    $1,792          $1,792     $1,986          $1,986
waivers for the one-year contractual
period and the total operating expenses
without expense waivers for years two
through 10.  This is an example only,
and does not represent future
expenses, which may be greater or
less than those shown here.
------------------------------------------- ---------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Fund's  Class A shares that went into  effect on June 1, 1992.  The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets  representing  the shares that were  acquired  prior to June 1,  1992 and 0.30% of the  average  daily net assets representing the shares that were acquired on or after June 1, 1992.
     All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate  based  upon the  allocation  of the 0.10% and 0.30%  rates  described above.

(5)  The Fund's  Distributor  has  contracted to limit the Class A shares' 12b-1 fee  through  June 30,  2007 to no more  than  0.25% of  average  daily net assets.  This contractual  waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable  12b-1 fee rate.

(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  June  30,  2007 in  order  to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets.

(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       4

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market  sectors  that we  believe  are the best  investments  for the Fund.  The following  are  descriptions  of how the portfolio  management  team pursues the
Fund's investment goals.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies and risk management  techniques that can help  shareholders meet their goals.

We invest  primarily  in municipal  securities  paying  interest  income that is exempt from federal and  Pennsylvania  income taxes.  Determination of whether a bond's income  qualifies for  tax-exemption  is based on the opinion of the bond issuer's legal counsel.  The securities we invest in include debt obligations of the  Commonwealth  of  Pennsylvania  and its political  subdivisions,  agencies, authorities and instrumentalities and also other issuers such as Puerto Rico and the Virgin  Islands  whose  bonds are also free from  federal  and  Pennsylvania income taxes.

The Fund will  invest at least 80% of its net  assets in  tax-exempt  securities that are described  above.  We will  generally  invest in securities  for income rather than seeking capital appreciation through active trading. However, we may sell  securities  for a variety of reasons  such as: to reinvest the proceeds in higher  yielding  securities;  to eliminate  investments not consistent with the preservation of capital;  or to honor redemption  requests.  As a result, we may realize losses or capital gains which could be taxable to shareholders.

The Fund  intends to invest at least 80% of its net  assets in debt  obligations that are  rated in the top four  quality  grades,  that is BBB or  better,  by a nationally  recognized  statistical ratings  organization (NRSRO) at the time of purchase.  The Fund may buy  securities  that have not been  rated if we believe they are  comparable  in quality to the top four rating  categories.  The fourth grade is considered medium grade and may have speculative  characteristics.  The
Fund may invest up to 20% of its net assets in  securities  with  ratings  lower than the top four grades and in comparable unrated securities.  These securities
(commonly  known as "junk bonds") are  speculative and may involve greater risks and have higher yields.

Under normal  circumstances,  the Fund may invest up to 20% of its net assets in bonds whose income is subject to the federal alternative minimum tax.

The  Fund may  invest  more  than 25% of its  assets  in  municipal  obligations relating to similar types of projects or with other similar  economic,  business or  political  characteristics  (such as bonds of housing  finance  agencies  or health care facilities).

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees may change an objective without obtaining  shareholder  approval. If an objective were changed,  we would notify  shareholders  before the change in the objective became effective.

                                       5

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks,  and also may provide  capital  appreciation.  Municipal bond securities typically pay income free of federal  income taxes and may also be free of state income taxes in the state where they are issued.

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
General obligation bonds: Municipal bonds on which the payment of   We may invest without limit in general obligation bonds with an
principal and interest is secured by the issuer's pledge of its     emphasis on bonds rated in the top four quality grades.
full faith, credit and taxing power.
------------------------------------------------------------------- ----------------------------------------------------------------
Revenue bonds: Municipal bonds on which principal and interest      We may invest without limit in revenue bonds with an emphasis
payments are made from revenues derived from a particular           on bonds rated in the top four quality grades.
facility, from the proceeds of a special excise tax or from
revenue generated by the operating project.  Principal and
interest are not secured by the general taxing power.  Tax-exempt industrial development bonds, in most cases, are a type of
revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.
------------------------------------------------------------------- ----------------------------------------------------------------
Insured municipal bonds: Various municipal issuers may obtain       We may invest without limit in insured bonds. We focus on the
insurance for their obligations. In the event of a default, the     creditworthiness of the actual bond issuer and its ability to
insurer is required to make payments of interest and principal      pay interest and principal. We then evaluate the
when due to the bondholders.  However, there is no assurance that   creditworthiness of the private insurer.
the insurance company will meet its obligations. Insured
obligations are typically rated in the top quality grades by an     It is possible that a substantial portion of the Fund's
NRSRO.                                                              portfolio may consist of municipal bonds that are insured by a single insurance company.

                                                                    Insurance is available on uninsured bonds and the Fund may purchase such insurance directly. We will generally do so only if we believe that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

                                                                    The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of the
                                                                    Fund.
------------------------------------------------------------------- ----------------------------------------------------------------
Private activity or private placement bonds: Municipal bond         We may invest up to 20% of the Fund's net assets in bonds whose
issues whose proceeds are used to finance certain non-government    income is subject to the federal alternative minimum tax. This
activities, including some types of industrial revenue bonds such   means that a portion of the Fund's distributions could be
as privately owned sports and convention facilities.  The Tax       subject to the federal alternative minimum tax that applies to
Reform Act of 1986 subjects interest income from these bonds to     certain taxpayers.
the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.
------------------------------------------------------------------- ----------------------------------------------------------------
Advanced refunded bonds: In an advance refunding, the issuer will   We may invest without limit in refunded bonds.  These bonds are
use the proceeds of a new bond issue to purchase high grade         generally considered to be of very high quality because of the
interest bearing debt securities that are deposited into an         escrow account which typically holds U.S. Treasuries.
irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and
Moody's.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       6

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
Municipal leases and certificates of participation (COPs): COPs     We may invest in municipal lease obligations primarily through
are widely used by state and local governments to finance the       COPs.
purchase of property and facilities.  COPs are like installment
purchase agreements. A governmental corporation may create a COP    As with its other investments, the Fund expects its investments
when it issues long-term bonds to pay for the acquisition of        in municipal lease obligations to be exempt from regular
property or facilities.  The property or facilities are then        federal income taxes.
leased to a municipality, which makes lease payments to repay
interest and principal to the holders of the bonds.  Once the       We invest only in certificates of participation that are rated
lease payments are completed, the municipality gains ownership of   within the four highest rating categories of NRSRO. We may also
the property for a nominal sum.                                     invest in unrated COPs that we believe to be of comparable quality.  We believe this quality strategy mitigates the risk of non-appropriation which is described below.

                                                                    A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement"
                                                                    clause.  This means the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary
                                                                    money.  In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property.  In most
                                                                    cases, however, the market value of the property will be less than the amount the municipality was paying.

                                                                    COPs will be considered illiquid and subject to the Fund's limitation on illiquid securities unless we determine they are liquid according to the guidelines set by the Board of Trustees.
------------------------------------------------------------------- ----------------------------------------------------------------
Inverse floaters: Inverse floaters are a type of derivative         We may invest in inverse floaters.  We may invest up to 25% of
tax-exempt obligation with floating or variable interest rates      the Fund's net assets in inverse floaters when the underlying
that move in the opposite direction of short-term interest rates,   bond is tax-exempt.  Otherwise, the Fund's investments in
usually at an accelerated speed. Consequently, the market values    taxable investments and securities rated below investment
of inverse floaters will generally be more volatile than other      grade, including inverse floaters on taxable bonds, are limited
tax-exempt investments.                                             to 20% of the Fund's net assets.

                                                                    Investments in inverse floaters could increase the volatility of the Fund's share price.
------------------------------------------------------------------- ----------------------------------------------------------------
Variable rate and floating rate obligations: These obligations      We may purchase "floating-rate" and "variable-rate"
pay interest at rates that are not fixed, but instead vary with     obligations.  We generally do not intend to invest more than 5%
changes in specified market rates or indexes on pre-designated      of the Fund's net assets in these instruments.
dates.
------------------------------------------------------------------- ----------------------------------------------------------------
High-yield, higher risk municipal bonds: Municipal debt             We may invest up to 20% of the Fund's net assets in high-yield,
obligations rated lower than investment grade by an NRSRO or, if    high-risk fixed-income securities. We will not invest in
unrated, of comparable quality.  These securities are often         securities that are rated lower than B by S&P or similarly by
referred to as "junk bonds" and are considered to be of poor        another rating agency. We will not invest in unrated bonds that
standing and predominately speculative.                             we consider to be of a quality lower than B.
------------------------------------------------------------------- ----------------------------------------------------------------
Restricted securities: Privately placed securities whose resale     We may invest in privately placed securities, including those
is restricted under U.S. securities laws.                           that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A
                                                                    Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid
                                                                    securities.
------------------------------------------------------------------- ----------------------------------------------------------------
Illiquid securities: Securities that do not have a ready market,    We may invest up to 10% of the Fund's net assets in illiquid
and cannot be easily sold within seven days at approximately the    securities.
price that a fund has valued them.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       7

------------------------------------------------------------------- ----------------------------------------------------------------
                            Securities                                                      How we use them
------------------------------------------------------------------- ----------------------------------------------------------------
Futures contracts:  Futures are agreements for the purchase or      We may invest in futures, options on futures and closing
sale of securities (or index of securities) at a specified price,   transactions related thereto.  These activities will be entered
on a specified date.  Unlike an option, a futures contract must     into for hedging purposes and to facilitate the ability to
be executed unless it is sold before the settlement date.           quickly deploy into the market the Fund's cash, short-term debt securities and other money market instruments at times when the
Certain futures and options on futures may be considered to be      Fund's assets are not fully invested.  At times when we
derivative securities.                                              anticipate adverse conditions, we may want to protect gains on securities without actually selling them.  We might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

                                                                    We may invest up to an aggregate of 20% of the Fund's net
                                                                    assets in futures, options, inverse floaters and swaps as long as the Fund's investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade, does not exceed 20% of the Fund's net assets.

                                                                    Use of these strategies can increase the operating costs of the
                                                                    Fund and can lead to loss of principal.
------------------------------------------------------------------- ----------------------------------------------------------------
Options:  Options are a right to buy or sell a security or a        We may invest in options and closing transactions related
group of securities at an agreed upon price at a future date.       thereto.  These activities will be entered into for hedging
The purchaser of an option may or may not choose to go through      purposes and to facilitate the ability to quickly deploy into
with the transaction.  The seller of an option, however, must go    the market the Fund's cash, short-term debt securities and
through with the transaction if its purchaser exercises the         other money market instruments at times when the Fund's assets
option.                                                             are not fully invested.

Certain options may be considered to be derivative securities.      We may invest up to an aggregate of 20% of the Fund's net
                                                                    assets in futures, options, inverse floaters and swaps as long as the Fund's investment in these securities when aggregated with other taxable investment and securities that are rated below investment grade does not exceed 20% of the Fund's net assets.

                                                                    Use of these strategies can increase the operating costs of the
                                                                    Fund and can lead to loss of principal.
------------------------------------------------------------------- ----------------------------------------------------------------
Interest rate swaps and index swap agreements:  In an interest      We may use interest rate swaps to adjust the fund's sensitivity
rate swap, a fund receives payments from another party based on     to interest rate by changing its duration.  We may also use
variable or floating interest rates in return for making payments   interest rate swaps to hedge against changes in interest
based on a fixed interest rate.  An interest rate swap can also     rates.  We may use index swaps to gain exposure to markets that
work in reverse, with a fund receiving payments based on a fixed    the Fund invests in and may also use index swaps as a
interest rate and making payments based on a variable or floating   substitute for futures, options or forward contracts if such
interest rate.  In an index swap, a fund receives gains or incurs   contracts are not directly available to the Fund on favorable
losses based on the total return of a specified index, in           terms.
exchange for making interest payments to another party.
                                                                    We may invest up to an aggregate of 20% of the Fund's net
                                                                    assets in futures, options, inverse floaters and swaps as long as the Fund's investment in these securities when aggregated with other taxable investments and securities that are rated below investment grade does not exceed 20% of the Fund's net assets.

                                                                    Use of these strategies can increase the operating costs of the
                                                                    Fund and lead to loss of principal.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       8

The Fund may also invest in other securities,  including repurchase  agreements.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities as well as those listed in the table above.

Borrowing from banks The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate  redemptions.  The Fund will be required to pay interest to the lending  banks on the amounts  borrowed.
As a result,  borrowing  money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued basis The Fund may buy or sell securities on a when-issued basis; that is, paying for securities before delivery. The Fund
will  designate   cash  or  securities  in  amounts   sufficient  to  cover  its
obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions,  the
Fund  may  make  temporary  investments  in  taxable  obligations  of  the  U.S.
government,  its agencies and  instrumentalities.  These  investments may not be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  such  instruments,  the Fund may be  unable  to  achieve  its  investment objective.

Portfolio  turnover We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than  expected.  A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its portfolio  once in the course of a year or frequently traded a single security.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       9

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief risks you assume when investing in the Fund. You should also note that the failure of an issuer of a tax-exempt  security to comply with  certain  legal or contractual  requirements  relating to the security  could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a  further  discussion  of  these  risks  and  other  risks  not discussed here.

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk is the risk that securities will decrease in     Because interest rate movements can be unpredictable, we do not
value if interest rates rise. The risk is greater for bonds with    try to increase return by aggressively capitalizing on interest
longer maturities than for those with shorter maturities.           rate moves.  We do attempt to manage the duration of the Fund in order to take advantage of our market outlook, especially on
Swaps and inverse floaters may be particularly sensitive to         a longer term basis.
interest rate changes.  Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than
anticipated.
------------------------------------------------------------------- ----------------------------------------------------------------
Market risk is the risk that all or a majority of the securities    We maintain a long-term investment approach and focus on bonds
in a certain market -- like the stock or bond market -- will        that we believe can provide a steady stream of income
decline in value because of factors such as economic conditions,    regardless of interim fluctuations in the bond market.  We
future expectations or investor confidence.                         generally do not buy and sell securities for short-term
                                                                    purposes.
Index swaps are subject to the same market risks as the
investment market or sector that the index represents.  Depending   In evaluating the use of an index swap, we carefully consider
on the actual movements of the index and how well the portfolio     how market changes could affect the swap and how that compares
manager forecasts those movements, a fund could experience a        to investing directly in the market the swap is intended to
higher or lower return than anticipated.                            represent.
------------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk:  Industry risk is the risk that the     We generally spread the Fund's assets across different types of
value of securities in a particular industry will decline because   municipal bonds and among bonds representing different
of changing expectations for the performance of that industry.      industries and regions within the state. We also follow a
Securities risk is the risk that the value of an individual bond    rigorous selection process when choosing securities for the
will decline because of changing expectations for the performance   portfolio.
of the issuer of the bond.
------------------------------------------------------------------- ----------------------------------------------------------------
Credit risk is the possibility that a bond's issuer (or an entity   We conduct careful credit analysis of individual bonds. We
that insures the bond) will be unable to make timely payments of    focus on high quality bonds and limit our holdings of bonds
interest and principal.                                             rated below investment grade.  We also hold a number of
                                                                    different bonds in the portfolio. All of this is designed to
In the case of municipal bonds, issuers may be affected by poor     help reduce credit risk.
economic conditions in their state.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       10

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------

High-yield, high-risk municipal bonds: Investing in so-called       We limit the amount which the Fund may invest in lower quality
"junk bonds" entails the risk of principal loss, which may be       higher yielding bonds.
greater than the risk involved in investment grade bonds.
High-yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high-yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high-yield issuers to repay principal and interest.  In particular, for a high yield revenue bond, adverse economic conditions to the particular
project or industry which backs the bond would pose a significant risk.
------------------------------------------------------------------- ----------------------------------------------------------------
Call risk is the risk that a bond issuer will prepay the bond       We take into consideration the likelihood of prepayment when we
during periods of low interest rates, forcing an investor to        select bonds and in certain environments may look for bonds
reinvest his or her money at interest rates that might be lower     that have protection against early prepayment.
than rates on the called bond.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be         We limit exposure to illiquid securities to no more than 10% of
readily sold within seven days at approximately the price at        the Fund's net assets.
which a fund values them.
                                                                    Swap agreements will be treated as illiquid securities, but most swap dealers will be willing to repurchase interest rate swaps within seven days.
------------------------------------------------------------------- ----------------------------------------------------------------
Non-diversified funds: Non-diversified funds have the flexibility   The Fund is a non-diversified investment company, subject to
to invest as much as 50% of their assets in as few as two issuers   this risk.  Nevertheless, we typically hold securities from a
provided no single issuer accounts for more than 25% of the         variety of different issuers representing different sectors and
portfolio.  The remaining 50% of the portfolio must be              different types of municipal projects.  We also perform
diversified so that no more than 5% of the fund's assets is         extensive credit analysis on all securities.  We are
invested in the securities of a single issuer.  When a fund         particularly diligent in reviewing the credit status of bonds
invests its assets in fewer issuers, the value of fund shares may   that represent a larger percentage of portfolio assets.
increase or decrease more rapidly than if the fund were fully diversified.  If a fund were to invest a large portion of its assets in a single issuer, the fund could be significantly
affected if that issuer was unable to satisfy its financial
obligations.
------------------------------------------------------------------- ----------------------------------------------------------------
Geographic concentration risk is the risk that a fund which         The Fund invests primarily in a specific state and may be
concentrates on investments from a particular state or region       subject to geographic concentration risk.  However, we believe
could be adversely affected by political and economic conditions    that the economies and municipal bond markets in Pennsylvania
in that state or region.  There is also a risk if that there        are broad enough to satisfy our investment needs.  In addition,
could be an inadequate supply of municipal bonds in a particular    we have the flexibility to invest in issuers in Puerto Rico and
state.                                                              the Virgin Islands whose bonds are also free from Pennsylvania state income taxes.
------------------------------------------------------------------- ----------------------------------------------------------------
Alternative minimum tax risk: If a fund invests in bonds whose      The Fund may invest up to 20% of its assets in bonds whose
income is subject to an alternative minimum tax, that portion of    income is subject to the federal alternative minimum tax.
the fund's distributions would be taxable for shareholders who are subject to this tax.
------------------------------------------------------------------- ----------------------------------------------------------------
Derivatives risk is the possibility that a fund may experience a    We will use derivatives for defensive purposes, such as to
significant loss if it employs a derivatives strategy (including    protect gains or hedge against potential losses in the
a strategy involving inverse floaters, futures, options, and        portfolio without actually selling a security, to neutralize
swaps such as interest rate swaps and index swaps) related to a     the impact of interest rate changes, to affect diversification
security or a securities index and that security or index moves     or to earn additional income.
in the opposite direction from what the portfolio management team had anticipated.  Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations.
------------------------------------------------------------------- ----------------------------------------------------------------

                                       11

------------------------------------------------------------------- ----------------------------------------------------------------
                              Risks                                                   How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------
Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.
------------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       12

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.54% of average daily net assets for the last fiscal year.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended August 31, 2005.

Portfolio managers
Joseph R. Baxter and Robert F. Collins each have an equal role in the management of the Fund.  Mr. Baxter and Mr.  Collins  assumed  primary  responsibility  for making day-to-day  investment  decisions for the Fund in May 2003 and June 2004, respectively.

Joseph R. Baxter, Senior Vice President/Head of Municipal Bond Department,  is a
graduate  of  LaSalle  University  where he earned his  undergraduate  degree in finance and marketing.  Prior to joining  Delaware  Investments in 1999, he held investment  positions with First Union,  most recently as a municipal  portfolio manager for the Evergreen Funds.

Robert F. Collins, Senior Vice President/Senior Portfolio Manager, is a graduate of Ursinus College where he earned his Bachelor of Arts degree in economics. For the five years prior to joining Delaware  Investments in 2004, he co-managed the municipal  portfolio  management  group  within  PNC  Advisors,  overseeing  the tax-exempt  investments of high-net worth and institutional  accounts and served as a Vice  President  and  Director of  Portfolio  Management.  Previously,  Mr.
Collins  headed the  municipal  fixed income team at Wilmington  Trust  Company, managing funds and high-net worth accounts.  Mr. Collins is a CFA  Charterholder and a former president of the Financial Analysts of Wilmington.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       13

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         Board of Trustees
Investment manager                                                                             Custodian
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     The Fund                       Brooklyn, NY 11245

                                   Distributor                               Service agent
                                   Delaware Distributors, L.P.               Delaware Service Company, Inc.
                                   2005 Market Street                        2005 Market Street
                                   Philadelphia, PA 19103-7094               Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055
Portfolio managers
(see page 13 for details)
                                                         Financial advisors

                                                            Shareholders

Board of Trustees   A mutual fund is governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager  An investment manager is a company responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio managers  Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler   Pursuant to a contractual arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent   Mutual fund companies employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       14

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       15

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 4.50% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions in sales  charges and,  under certain circumstances,  the sales  charge may be waived;  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.25%) of average daily net assets,  which is lower  than the 12b-1  fee for  Class B and  Class C  shares.  The Board of
     Trustees  adopted a formula for  calculating  12b-1 plan  expenses  for the
     Fund's  Class A shares  that went into  effect on June 1,  1992.  The total
     12b-1 fees to be paid by Class A  shareholders  of the Fund will be the sum of 0.10% of the average daily net assets  representing the shares that were acquired  prior to June 1, 1992 and 0.30% of the  average  daily net assets representing  the shares that were  acquired on or after June 1, 1992.  All
     Class A  shareholders  will bear 12b-1 fees at the same rate,  the  blended rate  based  upon the  allocation  of the 0.10% and 0.30%  rates  described above. See "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

-------------------------------- ---------------------------------------- -----------------------------------
      Amount of purchase           Sales charge as % of offering price         Sales charge as % of net
                                                                                   amount invested
-------------------------------- ---------------------------------------- -----------------------------------
      Less than $100,000                          4.50%                                 5.13%
-------------------------------- ---------------------------------------- -----------------------------------
  $100,000 but under $250,000                     3.50%                                 4.00%
-------------------------------- ---------------------------------------- -----------------------------------
  $250,000 but under $500,000                     2.50%                                 3.00%
-------------------------------- ---------------------------------------- -----------------------------------
 $500,000 but under $1 million                    2.00%                                 2.44%
-------------------------------- ---------------------------------------- -----------------------------------
      $1 million or more              None (Limited CDSC may apply)*        None (Limited CDSC may apply)*
-------------------------------- ---------------------------------------- -----------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 1.00%
if you redeem these shares  within the first year after your  purchase and 0.50%
if you  redeem  them  within the second  year,  unless a specific  waiver of the charge  applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed;  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares  of  another  Delaware  Investments(R) Fund and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                       16

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.00%  during the second year,  2.25%
     during the third  year,  1.50%  during the  fourth and fifth  years,  1.00%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

                                       17

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent deferred sales charge will be imposed on increases in net asset value above the initial purchase price, nor will a contingent deferred sales charge be assessed on redemptions of shares acquired through  reinvestment of dividends or capital gains  distributions.  For purposes of this formula, the
"net  asset  value  at the  time of  purchase"  will be the net  asset  value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments(R) Fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares that were acquired in the exchange.

                                       18

About your account (continued)

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------------ ----------------- ----------------- -----------------
                                              Class A(1)        Class B(2)        Class C(3)
------------------------------------------ ----------------- ----------------- -----------------
Commission (%)                                     -              4.00%             1.00%
------------------------------------------ ----------------- ----------------- -----------------
  Investment less than $100,000                  4.00%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $100,000 but less than $250,000                3.00%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $250,000 but less than $500,000                2.00%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $500,000 but less than $1,000,000              1.60%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $1,000,000 but less than $5,000,000            1.00%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $5,000,000 but less than $25,000,000           0.50%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
  $25,000,000 or more                            0.25%              -                 -
------------------------------------------ ----------------- ----------------- -----------------
12b-1 Fee to Dealer                              0.30%            0.25%             1.00%
------------------------------------------ ----------------- ----------------- -----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  The maximum 12b-1 fee  applicable to Class A shares is 0.30%
     of average daily net assets.  However,  the  Distributor  has contracted to limit this amount to 0.25% through June 30, 2007. Your securities dealer is eligible to receive  the maximum  annual  12b-1 fee  applicable  to Class A shares,  although under the plan adopted by the Board of Trustees that went into effect on June 1, 1992 a lesser amount may be paid.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to  receive a 12b-1  fee of up to 0.25%  from the date of  purchase.  After approximately eight years, Class B shares automatically  convert into Class
     A shares and  dealers  may then be  eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

                                       19

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including retirement accounts, held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

------------------------ ---------------------------------- ---------------------------------------------------------------------
Program                            How it works                                         Share class
------------------------ ---------------------------------- ---------------------- ------------------------ ---------------------
                                                                       A                      B                       C
------------------------ ---------------------------------- ---------------------- ----------------------------------------------
Letter of Intent         Through a Letter of Intent you                            Although the Letter of Intent and Rights of
                         agree to invest a certain amount                          Accumulation do not apply to the purchase of
                         in Delaware Investments(R) Funds                          Class B and Class C shares, you can combine
                         (except money market funds with               X           your purchase of Class A shares with your
                         no sales charge) over a 13-month                          purchase of Class B and Class C shares to
                         period to qualify for reduced                             fulfill your Letter of Intent or qualify for
                         front-end sales charges.                                  Rights of Accumulation.

------------------------ ---------------------------------- ----------------------
Rights of Accumulation   You can combine your holdings or
                         purchases of all funds in
                         Delaware Investments(R) Funds
                         (except money market funds with
                         no sales charge) as well as the               X
                         holdings and purchases of your
                         spouse and children under 21 to
                         qualify for reduced front-end
                         sales charges.
------------------------ ---------------------------------- ---------------------- ------------------------ ---------------------
Reinvestment of          Up to 12 months after you redeem   For Class A, you will  For Class B, your        Not available.
Redeemed Shares          shares, you can reinvest the       not have to pay an     account will be
                         proceeds without paying a sales    additional front-end   credited with the
                         charge as noted to the right.      sales charge.          contingent deferred
                                                                                   sales charge you
                                                                                   previously paid on the
                                                                                   amount you are
                                                                                   reinvesting.  Your
                                                                                   schedule for
                                                                                   contingent deferred
                                                                                   sales charges and
                                                                                   conversion to Class A
                                                                                   will not start over
                                                                                   again; it will pick up
                                                                                   from the point at
                                                                                   which you redeemed
                                                                                   your shares.
------------------------ ---------------------------------- ---------------------- ------------------------ ---------------------

                                       20

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware Investments(R) Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R) Fund, the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R) Funds;  and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R) Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       21

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ------------------- ---------------------- ---------------------
                                                                                   Share Class
--------------------------------------------------------- ------------------- ---------------------- ---------------------
                       Category                                   A*                    B                      C
--------------------------------------------------------- ------------------- ---------------------- ---------------------
Redemptions in accordance  with a Systematic  Withdrawal          X                     X                      X
Plan,   provided  the  annual  amount   selected  to  be
withdrawn  under  the Plan  does not  exceed  12% of the
value of the  account  on the date  that the  Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------- ---------------------- ---------------------
Redemptions   that  result  from  the  Fund's  right  to          X                     X                      X
liquidate a  shareholder's  account if the aggregate net
asset  value of the shares  held in the  account is less
than the then-effective minimum account size.
--------------------------------------------------------- ------------------- ---------------------- ---------------------
Distributions   from  accounts   established  under  the          X                     X                      X
Uniform  Gifts to Minors  Act or  Uniform  Transfers  to
Minors Act or trust  accounts,  the waiver  applies upon
the death of all beneficial owners.
--------------------------------------------------------- ------------------- ---------------------- ---------------------
Redemptions  by the  classes  of  shareholders  who  are          X               Not available.        Not available.
permitted  to  purchase   shares  at  net  asset  value,
regardless  of the  size of the  purchase.  See  "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ------------------- ---------------------- ---------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R) Funds'  Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       22

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail, you must include a completed investment application with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

                                       23

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25 or more,  if you are buying  shares  under the  Uniform
Gifts to Minors  Act or the  Uniform  Transfers  to Minors  Act,  or  through an
Automatic Investing Plan.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       24

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219691,  Kansas  City,  MO  64121-9691.  All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares  through  Delaphone,  our automated  telephone  service or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       25

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account  minimum  of $1,000  ($250 for  Uniform  Gifts to Minors  Act or Uniform
Transfers to Minors Act accounts or accounts with automatic investing plans) for three or more  consecutive  months,  you will have until the end of the  current calendar quarter to raise the balance to the minimum.  If your account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum  balance.  If your  account  does not reach the  minimum  balance,  the Fund may  redeem  your account after 60 days' written notice to you.

                                       26

About your account (continued)

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Web site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.  The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R) Fund without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same  class of shares in other funds, your new shares will be subject to the same contingent  deferred sales charge as the shares you originally purchased.  The holding period for the contingent  deferred sales charge will also remain the same,  with the amount of time you held your original  shares being credited  toward the holding period of your new  shares.  You do not pay  sales  charges  on shares  that you  acquired through  the  reinvestment  of  dividends.  You may  have to pay  taxes  on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange  request,  if, in the Manager's  judgment,  the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would otherwise potentially be adversely affected.

                                       27

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service, you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by telephone  request.  MoneyLine  has a  minimum  transfer  of $25  and a  maximum transfer  of  $50,000.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"-  that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  business day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that are  inherently  subjective,  we attempt to apply this policy  uniformly in all cases and we seek to make  judgments  and  applications that are consistent with the interests of the Fund's shareholders. While we will take  actions  designed to detect and  prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated.

                                       28

Frequent trading of Fund shares (continued)

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

                                       29

Dividends, distributions and taxes

Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the
Fund generally pays no federal income tax on the income and gains it distributes to you.  Dividends  from net  investment  income  are  declared  daily  and paid monthly.  Payments from net realized  capital gains, if any, will be distributed at least  annually,  usually in December.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  We  automatically  reinvest all  dividends  and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a capital gains  distribution,  the distribution will lower the value of the Fund's  shares by the amount of the  distribution  and, in effect,  you will receive some of your investment back in the form of a taxable distribution.

Tax  consequences.  Fund  dividends  will consist  primarily of  exempt-interest
dividends   from   interest   earned  on  municipal   securities.   In  general,
exempt-interest  dividends are exempt from regular federal income tax. The Fund, however,  may invest a portion of its assets in securities  that pay income that is not  tax-exempt.  Fund  distributions  from such income are taxable to you as ordinary income. No part of any such ordinary income dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a preference item when  determining  your  alternative  minimum tax and under the income tax provisions of several states.

Exempt-interest  dividends  from  interest  earned on municipal  securities of a state,  or its  political  subdivisions,  generally are exempt from that state's personal income tax. Most states,  however,  do not grant tax-free  treatment to interest from municipal securities of other states.

Because  of  these  tax  exemptions,  a  tax-free  fund  may  not be a  suitable investment for retirement plans and other tax-exempt investors, or for residents of other states.  Corporate shareholders should note that these dividends may be fully taxable in states that impose  corporate  franchise taxes, and they should consult  with their tax  advisors  about the  taxability  of this income  before investing in a Fund.

Sale or Redemption.  A sale or redemption of Fund shares is a taxable event and, accordingly,  a capital gain or loss may be  recognized.  For tax  purposes,  an exchange  of your Fund  shares for shares of a  different  Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide a Fund  with  your  proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your  shares.  A Fund also must  withhold  if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Other. Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares  generally  will be subject to state and local taxes.  Non-U.S.
investors may be subject to U.S. withholding tax and are subject to special U.S.
tax certification requirements.

Pennsylvania.  Distributions  paid by the Fund that are attributable to interest on Pennsylvania state and municipal obligations or qualifying obligations of the
United States and certain of its  territories  or  possessions,  the interest on which is exempt from state taxation under the laws of Pennsylvania or the United
States,  will be exempt from Pennsylvania  personal income tax. For shareholders who are  residents  of  Philadelphia,  income  from  these  sources,  as well as distributions  paid by the Fund designated as capital gain dividends for federal income tax  purposes,  will also be exempt  from  Philadelphia  School  District income tax. Other Pennsylvania  counties,  cities and townships generally do not tax individuals on unearned income.

                                       30

Shares of the Fund are exempt from Pennsylvania  county personal property tax to the extent the portfolio  securities consist of Pennsylvania state and municipal obligations or qualifying  obligations of the United States and its agencies and instrumentalities on the annual assessment date.

An investment in the Fund by a corporate  shareholder will apparently qualify as an  exempt  asset  for  purposes  of the  single  asset  apportionment  fraction available in computing the Pennsylvania capital  stock/foreign  franchise tax to the extent that the portfolio  securities of the Fund  comprise  investments  in
Pennsylvania state and municipal  obligations  and/or qualifying  obligations of the  United  States  that  would  be  exempt  assets  if owned  directly  by the corporation.  To the extent exempt-interest  dividends are excluded from taxable income  for  federal  corporate  income  tax  purposes  (determined  before  net operating loss carryovers and special  deductions),  they will not be subject to the Pennsylvania corporate net income tax.

Shareholders of the Fund will receive  notification from the Fund annually as to the taxability of such distributions in Pennsylvania.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       31

Financial highlights
The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Tax-Free Pennsylvania Fund                                                                   Class A
                                                                                                   Year ended
                                                 2/28/06      2/28/05      2/29/04      2/28/03       2/28/02

Net asset value, beginning of period              $8.140       $8.250       $8.140       $7.950        $7.820

Income (loss) from investment operations:
Net investment income                              0.347        0.365        0.365        0.374         0.387
Net realized and unrealized gain (loss) on
  investments                                    (0.030)      (0.110)        0.110        0.189         0.130
                                                 -------      -------        -----        -----         -----
Total from investment operations                   0.317        0.255        0.475        0.563         0.517
                                                   -----        -----        -----        -----         -----

Less dividends and distributions from:
Net investment income                            (0.347)      (0.365)      (0.365)      (0.373)       (0.387)
                                                 -------      -------      -------      -------       -------
Total dividends and distributions                (0.347)      (0.365)      (0.365)      (0.373)       (0.387)
                                                 -------      -------      -------      -------       -------
Net asset value, end of period                    $8.110       $8.140       $8.250       $8.140        $7.950
                                                  ======       ======       ======       ======        ======

Total return(1)                                    3.97%        3.23%        6.00%        7.29%        6.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $570,329     $599,172     $638,325     $669,042     $682,030
Ratio of expenses to average net assets            0.91%        0.89%        0.90%        0.92%        0.89%
Ratio of expenses to average net assets
prior to expense limitation and expenses
  paid indirectly                                  0.95%        0.93%        0.94%        0.92%         0.89%
Ratio of net investment income to average
  net assets                                       4.27%        4.54%        4.47%        4.69%        4.92%
Ratio of net investment income to average
  net assets prior to expense limitation
  and expenses paid indirectly                     4.23%        4.50%        4.43%        4.69%        4.92%
Portfolio turnover                                   13%          11%          12%          18%          38%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor,  as  applicable.  Performance  would  have been  lower had the expense limitation not been in effect.

                                       32

Delaware Tax-Free Pennsylvania Fund                                                                   Class B
                                                                                                   Year ended
                                                 2/28/06      2/28/05      2/29/04      2/28/03       2/28/02

Net asset value, beginning of period              $8.140       $8.250       $8.140       $7.950        $7.820

Income (loss) from investment operations:
Net investment income                              0.285        0.303        0.301        0.312         0.324
Net realized and unrealized gain (loss) on
  investments                                    (0.030)      (0.110)        0.110        0.189         0.130
                                                 -------      -------        -----        -----         -----
Total from investment operations                   0.255        0.193        0.411        0.501         0.454
                                                   -----        -----        -----        -----         -----

Less dividends and distributions from:
Net investment income                            (0.285)      (0.303)      (0.301)      (0.311)       (0.324)
                                                 -------      -------      -------      -------       -------
Total dividends and distributions                (0.285)      (0.303)      (0.301)      (0.311)       (0.324)
                                                 -------      -------      -------      -------       -------
Net asset value, end of period                    $8.110       $8.140       $8.250       $8.140        $7.950
                                                  ======       ======       ======       ======        ======

Total return(1)                                    3.17%        2.44%        5.17%        6.46%         5.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $17,762      $23,235      $29,589      $34,914       $37,533
Ratio of expenses to average net assets            1.68%        1.67%        1.68%        1.70%         1.69%
Ratio of net investment income to average
  net assets                                       3.50%        3.76%        3.69%        3.91%         4.12%
Portfolio turnover                                   13%          11%          12%          18%           38%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware Tax-Free Pennsylvania Fund                                                                   Class C
                                                                                                   Year ended
                                                 2/28/06      2/28/05      2/29/04      2/28/03       2/28/02

Net asset value, beginning of period              $8.140       $8.250       $8.140       $7.950        $7.820

Income (loss) from investment operations:
Net investment income                              0.284        0.302        0.301        0.312         0.324
Net realized and unrealized gain (loss) on
  investments                                    (0.030)      (0.110)        0.110        0.189         0.130
                                                 -------      -------        -----        -----         -----
Total from investment operations                   0.254        0.192        0.411        0.501         0.454
                                                   -----        -----        -----        -----         -----

Less dividends and distributions from:
Net investment income                            (0.284)      (0.302)      (0.301)      (0.311)       (0.324)
                                                 -------      -------      -------      -------       -------
Total dividends and distributions                (0.284)      (0.302)      (0.301)      (0.311)       (0.324)
                                                 -------      -------      -------      -------       -------
Net asset value, end of period                    $8.110       $8.140       $8.250       $8.140        $7.950
                                                  ======       ======       ======       ======        ======

Total return(1)                                    3.17%        2.43%        5.17%        6.46%         5.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)           $7,950       $6,857       $6,070       $5,197        $4,512
Ratio of expenses to average net assets            1.68%        1.67%        1.68%        1.70%         1.69%
Ratio of net investment income to average
  net assets                                       3.50%        3.76%        3.69%        3.91%         4.12%
Portfolio turnover                                   13%          11%          12%          18%           38%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

                                       33

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       34

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years.  An  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

                                       35

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately
15,000  bonds.  To be  included  in the index,  a  municipal  bond must meet the following criteria:  a minimum credit rating of at least Baa; has been part of a deal of at least $50 million;  been issued within the last five years, and has a maturity of at least two years. Bonds subject to the Alternative Minimum Tax are excluded. Bonds with floating or zero coupons are also excluded

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled interest payments and repay

                                       36

the  principal.  Ratings are  published by such  companies as Moody's  Investors
Service,  Inc.  (Moody's),  Standard  & Poor's,  a division  of the  McGraw-Hill
Companies, Inc. (S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  that is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

                                       37

Volatility

The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       38

DELAWARE TAX-FREE   Additional  information  about  the  Fund's  investments  is
PENNSYLVANIA FUND   available  in the Fund's  annual and  semiannual  reports to shareholders.  In the Fund's shareholder  reports,  you will find a discussion of the market  conditions  and  investment
                    strategies   that   significantly    affected   the   Fund's
                    performance during the period covered by the report. You can find more detailed information about the Fund in the current
                    Statement of  Additional  Information  (SAI),  which we have
                    filed   electronically  with  the  Securities  and  Exchange
                    Commission  (SEC)  and  which  is  legally  a part  of  this
                    Prospectus (it is incorporated by reference).  If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions  about investing in the Fund, you can
                    write  to  us  at  2005  Market  Street,  Philadelphia,   PA
                    19103-7094,  or call toll-free 800 523-1918.  The Fund's SAI and annual and semiannual  reports to shareholders  are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).  You  may  also  obtain additional  information  about the Fund from your  financial advisor.

                    You can find reports and other information about the Fund on the EDGAR  Database on the SEC web site  (www.sec.gov).  You can also get copies of this information,  after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing to the  Public  Reference  Section of the SEC,
                    Washington,  D.C.  20549-0102.  Information  about the Fund, including  its SAI,  can be reviewed and copied at the SEC's
                    Public  Reference  Room  in  Washington,  D.C.  You  can get
                    information on the Public  Reference Room by calling the SEC at 202 551-8090.

                   -------------------------------------------------------------

                    Web Site
                    www.delawareinvestments.com

                    E-mail
                    service@delinvest.com

                    Shareholder Service Center
                    800 523-1918
                    Call the Shareholder Service Center Monday to Friday, 8 a.m.
                    to 7 p.m. Eastern Time:
                    o    For fund  information,  literature,  price,  yield  and
                         performance figures.
                    o    For information on existing regular investment accounts
                         and   retirement    plan   accounts    including   wire
                         investments,  wire redemptions,  telephone  redemptions
                         and telephone exchanges.

                    Delaphone Service
                    800 362-FUND (800 362-3863)
                    o    For convenient access to account information or current
                         performance     information     on     all     Delaware
                         Investments(R) Funds seven days a week, 24 hours a day,
                         use this Touch-Tone(R) service.

                    DELAWARE FUND SYMBOLS
                    Delaware Tax-Free Pennsylvania Fund       CUSIP      NASDAQ
                    Class A                                 233216100     DELIX
                    Class B                                 233216209     DPTBX
                    Class C                                 233216308     DPTCX

                    Investment Company Act file number: 811-02715

PR - 007 [02/06] IVES 06/06                                              PO11052

                                       39

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 28, 2006

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                       Delaware Tax-Free Pennsylvania Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For Prospectus, Performance and Information on Existing Accounts of
         Class A Shares, Class B Shares and Class C Shares: 800 523-1918

               Dealer Services (Broker/Dealers Only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Tax-Free Pennsylvania Fund (the "Fund"),  which is a series of Delaware
Group State Tax-Free Income Trust (the "Trust").  The Fund offers Class A, B and
C Shares (each a "Class" and collectively,  the "Fund Classes").  All references to  "shares in this Part B refer to all  classes  of shares of the Fund,  except where noted. The Fund's investment  manager is Delaware  Management  Company,  a series of Delaware Management Business Trust (the "Manager").

     This Part B supplements the information contained in the current Prospectus for the Fund, dated April 30, 2006, as it may be amended from time to time. This
Part B should be read in conjunction with the applicable Prospectus. This Part B is not itself a prospectus  but is, in its entirety,  incorporated  by reference into the  Prospectus.  The Prospectus may be obtained by writing or calling your investment  dealer or by contacting the Fund's  national  distributor,  Delaware
Distributors,  L.P. (the "Distributor"),  at the above address or by calling the above  phone  numbers.  The  Fund's  financial  statements,  the notes  relating thereto,  the  financial  highlights  and the report of  independent  registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual
Report can be obtained, without charge, by calling 800 523-1918.

-------------------------------------------------------------------------------------------------------------------
                                              TABLE OF CONTENTS
------------------------------------------------- ------ -------------------------------------------------- -------
                                                  Page                                                       Page
------------------------------------------------- ------ -------------------------------------------------- -------
Cover Page                                           1   Purchasing Shares                                     25
------------------------------------------------- ------ -------------------------------------------------- -------
Organization and Classification                      2   Investment Plans                                      31
------------------------------------------------- ------ -------------------------------------------------- -------
Investment Objectives, Restrictions and Policies     2   Determining Offering Price and Net Asset Value        34
------------------------------------------------- ------ -------------------------------------------------- -------
Investment Strategies and Risks                      5   Redemption and Exchange                               34
------------------------------------------------- ------ -------------------------------------------------- -------
Disclosure of Portfolio Holdings                    13   Distributions and Taxes                               39
------------------------------------------------- ------ -------------------------------------------------- -------
Management of the Trust                             13   Performance Information                               45
------------------------------------------------- ------ -------------------------------------------------- -------
Investment Manager and Other Service Providers      19   Financial Statements                                  45
------------------------------------------------- ------ -------------------------------------------------- -------
Portfolio Managers                                  22   Principal Holders                                     45
------------------------------------------------- ------ -------------------------------------------------- -------
                                                         Appendix A - Investing In Pennsylvania Tax-Exempt     47
Trading Practices and Brokerage                     23   Obligations
------------------------------------------------- ------ -------------------------------------------------- -------
Capital Structure                                   25   Appendix B - Description of Ratings                   53
------------------------------------------------- ------ -------------------------------------------------- -------

                         ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a  Pennsylvania  business  trust on November 23,
1976 and reorganized as a Delaware  statutory trust on April 29, 2000.  Prior to
September  2,  1997,  the  Trust was known as the DMC  Tax-Free  Income  Trust -
Pennsylvania.  From May 18, 1992 to August 29, 1997, DMC Tax-Free Income Trust -
Pennsylvania was known, and did business, as the Tax-Free Pennsylvania Fund.

  Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is  non-diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act").  Because the Fund may invest its assets in fewer  issuers,  the value of Fund shares may fluctuate more rapidly than if the
Fund were fully  diversified.  In the event the Fund invests more than 5% of its assets in a single  issuer,  it would be affected more than a  fully-diversified fund  if  that  issuer  encounters  difficulties  in  satisfying  its  financial obligations.

                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
     The  Fund's  investment  objective  is to seek as high a level  of  current interest  income exempt from federal income tax and certain  Pennsylvania  state and local taxes as is available from municipal  bonds and as is consistent  with preservation  of  capital.  There is no  assurance  that this  objective  can be achieved.

Fundamental Investment Restrictions
     The Trust has adopted the following  restrictions for the Fund which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the Fund's outstanding  shares,  which is a vote by the  holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented by proxy; or b) more than 50% of the outstanding  voting securities.
The percentage  limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt securities or in certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans,

                                       2

including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Fund will be subject to the following investment  restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without  shareholder  approval.  The  percentage  limitations  contained  in the restrictions  and  policies  set forth  herein  apply at the time of purchase of securities.

     1. The Fund is permitted to invest in other investment companies, including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

     2. No Fund may invest more than 15% of its net assets in  securities  which it cannot sell or dispose of in the  ordinary  course of business  within  seven days at approximately the value at which the Fund has valued the investment.

     The following sets forth additional non-fundamental investment restrictions for the Fund.

     The Fund shall not:

     1. Purchase  securities  other than municipal bonds and taxable  short-term investments as in this section.

     2.  Borrow  money in excess of 10% of the value of its assets and then only as a temporary  measure for extraordinary  purposes.  Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the
Fund's assets,  asset  coverage of at least 300% is required.  In the event that such asset coverage  shall at any time fall below 300%,  the Fund shall,  within three days thereafter  (not including  Sunday or holidays) or such longer period as the SEC may  prescribe  by rules and  regulations,  reduce  the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior  securities as defined in the 1940
Act,  except for notes to banks.  Investment  securities  will not  normally  be purchased while there is an outstanding borrowing.

     3. Sell securities short.

     4. Write or purchase put or call options.

     5.  Underwrite the  securities of other  issuers,  except that the Fund may participate  as part of a group in bidding for the purchase of  municipal  bonds directly from an issuer for its own portfolio in order to take  advantage of the lower purchase price available to members of such a group;  nor invest more than
10% of the value of the Fund's net assets in illiquid assets.

     6. Purchase or sell commodities or commodity contracts.

     7.  Purchase or sell real estate,  but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interests therein.

     8.  Make  loans to  other  persons  except  through  the use of  repurchase agreements or the purchase of commercial  paper. For these purposes the purchase of a portion of debt  securities  which is part of an issue to the public  shall not be  considered  the making of a loan.  Not more than 10% of the Fund's total assets will be invested in repurchase  agreements  and other assets  maturing in more than seven days.

     9. With respect to 50% of the value of the assets of the Fund,  invest more than 5% of its assets in the securities of any one issuer or invest in more than
10% of the  outstanding  voting  securities of any one issuer,  except that U.S.
government and government agency securities backed by the U.S. government or its agencies or instrumentalities

                                       3

may be purchased without  limitation.  For the purposes of this limitation,  the
Fund  will  regard  the  state  and  each  political   subdivision,   agency  or
instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

     10. Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies,  except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Invest more than 25% of its total assets in any particular  industry or industries,  except  that the Fund may invest  more than 25% of the value of its total assets in municipal bonds,  including industrial development and pollution control bonds, and in obligations  issued or guaranteed by the U.S.  government, its agencies or instrumentalities.

     Although not a fundamental investment restriction,  the Fund currently does not invest its assets in real estate limited  partnerships or oil, gas and other mineral leases.

     From time to time,  more than 10% of the Fund's  assets may be  invested in municipal  bonds  insured as to payment of  principal  and  interest by a single insurance  company.  The Fund believes such  investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

     In applying the Fund's fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial services companies will be classified according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

     The Fund will invest in securities for income  earnings rather than trading for profit. The Fund will not vary portfolio investments, except to:

     1. eliminate  unsafe  investments  and  investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

     2. honor redemption orders, meet anticipated redemption  requirements,  and negate gains from discount purchases;

     3. reinvest the earnings from securities in like securities; or

     4. defray normal administrative expenses.

     Under  prior  Pennsylvania  law,  in order for the Fund to  qualify to pass through to investors income exempt from Pennsylvania personal income tax, it was required to adhere to certain investment  restrictions.  In order to comply with this and other  Pennsylvania  law  requirements  previously in effect,  the Fund adopted a requirement  that it invest in securities for income  earnings  rather than trading for profit and that,  in accordance  with such policy,  it not vary portfolio  investments except to (i) eliminate unsafe investments or investments not  consistent  with the  preservation  of  capital  or the tax  status  of the investments of Fund; (ii) honor redemption orders,  meet anticipated  redemption requirements  and negate  gains from  discount  purchases;  (iii)  reinvest  the earnings from  portfolio  securities in like  securities;  or (iv) defray normal administrative  expenses.  Pennsylvania  has  since  enacted  legislation  which eliminates the necessity for the foregoing investment policies; however the Fund continues to be governed by such policies.

Portfolio Turnover
     Portfolio  trading will be undertaken  principally to accomplish the Fund's investment objective. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in  circumstances  or conditions  make such a move desirable in light of the Fund's investment objective.

                                       4

The Fund will not  attempt to achieve or be limited to a  predetermined  rate of portfolio  turnover.  Such turnover  always will be  incidental to  transactions undertaken with a view to achieving the Fund's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the Fund's  shares.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Fund may hold securities for any period of time.

     The Fund's  portfolio  turnover rates were 13% and 11% for the fiscal years ended February 28, 2006 and 2005,  respectively.  The Fund generally is expected to have a portfolio turnover rate below 100%.

                         INVESTMENT STRATEGIES AND RISKS

Special Considerations Relating to Pennsylvania Tax-Exempt Securities
     The Fund  concentrates its investments in the Commonwealth of Pennsylvania.
Therefore, there are risks associated with the Fund that would not be present if the Fund were  diversified  nationally.  These risks include any new legislation that would adversely affect  Pennsylvania  tax-exempt  obligations,  regional or local economic  conditions that could adversely  affect these  obligations,  and differing  levels of supply and demand for  municipal  bonds  particular  to the
Commonwealth of Pennsylvania.

High Yield, High Risk Securities
     The Fund may  invest up to 20% of its net assets in high  yield,  high risk fixed-income securities. These securities are rated lower than BBB by Standard &
Poor's ("S&P"), Baa by Moody's Investors Service,  Inc. ("Moody's") and/or rated similarly  by another  rating  agency,  or, if unrated,  are  considered  by the
Manager to be of  equivalent  quality.  The Fund will not  invest in  securities which are rated lower than B by S&P, B by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix B - Description of Ratings for more rating information.  Fixed-income  securities of this type are considered to be of poor standing  and  predominantly  speculative.  Such  securities  are  subject  to a substantial  degree of credit risk.  If a security  held by the Fund falls below such  ratings,  the Manager may commence  the orderly  sale of such  security or continue to hold the security  pending a workout or refinancing of the security, if it determined  by the Manager that holding the security  will create  greater value for the Fund.

     Medium and low-grade  bonds held by the Fund may be issued as a consequence of corporate restructurings,  such as leveraged buy-outs, mergers, acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller, less creditworthy  companies or by highly leveraged (indebted) issuers, which are  generally  less able than more  financially  stable  issuers  to make scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

     The  economy and  interest  rates may affect  these high  yield,  high risk securities differently than other securities.  Prices have been found to be less sensitive  to interest  rate changes  than higher  rated  investments,  but more sensitive to adverse  economic  changes or  individual  corporate  developments.
Also,  during an economic  downturn  or  substantial  period of rising  interest rates,  highly  leveraged  issuers may experience  financial  stress which would adversely  affect  their  ability  to service  principal  and  interest  payment
obligations,   to  meet  projected  business  goals  and  to  obtain  additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal  will also ordinarily  have a more dramatic effect on the values of these  investments than on the values of  higher-rated  securities.  Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends  when due. Such changes will,  however,  affect the Fund's
NAV per share.

Interest Rate and Index Swaps
     The  Fund  may  invest  in  interest  rate and  index  swaps to the  extent consistent with its respective investment

                                       5

objective and strategies.  The Fund will invest in interest rate swaps to adjust its  sensitivity  to interest  rates by changing its duration,  to hedge against changes  in  interest  rates or to gain  exposure  to  markets in which the Fund invests.  The Fund may also use index swaps as a substitute for futures  options or  forward  contracts  if such  contracts  are  not  available  to the  Fund on favorable terms. The Fund may invest up to an aggregate of 20% of its net assets in  futures,  options  and  swaps  as long as the  Fund's  investments  in these securities when  aggregated  with other taxable  investments and securities that are rated  below  investment  grade do not exceed  20% of the  Fund's  total net assets.

     Swaps are agreements to exchange payment streams over a period of time with another  party,  called  a  counterparty.  Each  payment  stream  is  based on a specified  rate,  which could be a fixed or variable  interest rate, the rate of return on an index,  or some other  reference  rate.  The  payment  streams  are calculated  with  reference  to a  hypothetical  principal  amount,  called  the notional principal or the notional amount. For example, in an interest rate swap one  party  may  agree to pay a fixed  interest  rate to a  counterparty  and to receive in return  variable  interest rate payments from the  counterparty.  The amount that each party pays is calculated by multiplying  the fixed and variable rates,  respectively,  by the notional  amount.  The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction;  it is used only to calculate the value of the payment streams.

     When two  counterparties  each wish to swap  interest rate  payments,  they typically  each  enter  into a  separate  interest  rate  swap  contract  with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly.  The  broker/dealer intermediary  enters into numerous  transactions  of this sort,  and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million.  Variable interest rates are usually set by  reference to the London  Inter-Bank  Offered Rate (LIBOR) or the rate set by the Bond Market  Association  (BMA). The typical maximum term of an interest rate swap  agreement  ranges from one to twelve  years.  Index swaps tend to be shorter term,  often for one year. The Manager  presently  intends to purchase swaps with maturities of up to 30 years.

     The Fund may also engage in index swaps, also called total return swaps. In an index swap, the Fund may enter into a contract with a  counterparty  in which the counterparty will make payments to the Fund based on the positive returns of an index,  such as a corporate bond index,  in return for the Fund paying to the counterparty  a fixed  or  variable  interest  rate,  as well as  paying  to the counterparty  any  negative  returns  on the  index.  In a  sense,  the  Fund is purchasing  exposure  to an index in the  amount of the  notional  principal  in return for making  interest  rate  payments on the notional  principal.  As with interest rate swaps,  the notional  principal does not actually  change hands at any point in the transaction.  The  counterparty,  typically an investment bank, manages  its  obligations  to make  total  return  payments  by  maintaining  an inventory of the fixed-income securities that are included in the index.

     Swap transactions provide several benefits to the Fund. Interest rate swaps may be used as a duration  management  tool.  Duration  is a measure of a bond's interest-rate sensitivity,  expressed in terms of years because it is related to the length of time  remaining  on the life of a bond.  In general,  the longer a bond's  duration,  the more  sensitive  the  bond's  price will be to changes in interest rates.  The average duration of the Fund is the weighted average of the durations of the Fund's fixed-income securities.

     If the Fund wished to shorten the duration of certain of its assets, longer term  assets  could  be  sold  and  shorter  term  assets  acquired,  but  these transactions have potential tax and return differential  consequences.  By using an  interest  rate swap,  the Fund could  agree to make  semi-annual  fixed rate payments and receive  semi-annual  floating rate LIBOR or BMA payments  adjusted every six months.  The duration of the floating  rate  payments  received by the
Fund may be six  months.  In effect,  the Fund can reduce  the  duration  of the notional  amount  invested from a longer term to six months over the life of the swap agreement.

     The Fund may also use swaps to gain  exposure  to specific  markets.  Other uses of swaps  could help  permit  the Fund to  preserve a return or spread on a particular  investment  or portion  of its  portfolio  or to protect  against an increase in the price of securities the Fund  anticipates  purchasing at a later date.  Interest rate swaps may also be  considered as a substitute  for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

                                       6

     The  primary  risk  of swap  transactions  is the  creditworthiness  of the counterparty,  since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often  referred  to as  counterparty  risk.  If there is a default  by a counterparty in a swap transaction,  the Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period
(if any - the Fund could be in a net payment position),  not the entire notional amount, which does not change hands in a swap transaction.  Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the  transaction.  The Fund will have contractual  remedies  pursuant to the swap agreement but, as with any contractual  remedy,  there is no guarantee that the  Fund  would be  successful  in  pursuing  them -- the  counterparty  may be judgment  proof due to insolvency,  for example.  The Fund thus assumes the risk that it will be delayed or prevented  from  obtaining  payments  owed to it. The standard  industry swap agreements do,  however,  permit the Fund to terminate a swap agreement (and thus avoid making  additional  payments) in the event that a counterparty fails to make a timely payment to the Fund.

     In  response  to this  counterparty  risk,  several  securities  firms have established  separately  capitalized  subsidiaries  that  have a  higher  credit rating,  permitting them to enter into swap  transactions as a dealer.  The Fund will not be permitted to enter into any swap transaction  unless, at the time of entering  into such  transaction,  the  unsecured  long-term  debt of the actual counterparty,  combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent  credit  quality by the Manager.
In addition,  the Manager will closely monitor the ongoing  creditworthiness  of swap counterparties in order to minimize the risk of swaps.

     In addition to  counterparty  risk,  the use of swaps also  involves  risks similar to those associated with ordinary  portfolio security  transactions.  If the  portfolio  manager is incorrect in his or her forecast of market  values or interest rates, the investment  performance of the Fund which has entered into a swap  transaction  could  be less  favorable  than it  would  have  been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Fund might  theoretically be required to pay in a swap transaction.

     The  extent to which  the Fund may  invest in a swap,  as  measured  by the notional  amount,  will be  subject  to the  same  limitations  as the  eligible investments to which the purchased reference rate relates.

     The  Fund  will,   consistent   with  industry   practice,   segregate  and
mark-to-market  daily cash or other liquid  assets  having an  aggregate  market value at least  equal to the net  amount of the  excess,  if any,  of the Fund's payment  obligations  over its  entitled  payments  with  respect  to each  swap contract.  To the extent that the Fund is  obligated by a swap to pay a fixed or variable  interest rate, the Fund may segregate  securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

     Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price.
Most index swaps,  on the other hand, are considered to be illiquid  because the counterparty/dealer  will  typically  not  unwind  an  index  swap  prior to its termination  (and,  not  surprisingly,  index  swaps  tend to have much  shorter terms).  The Fund will  consider the  liquidity of each interest rate swap on an individual  basis and treat all index swaps as subject to the Fund's  limitation
on  illiquid   investments.   For  purposes  of  calculating   these  percentage
limitations, the Fund will refer to the notional amount of the swap.

     Interest rate swaps will be priced using market prices. Index swaps will be priced  using  fair  value  pricing.  The income  provided  by a swap  should be qualifying  income for purposes of  Subchapter M of the Internal  Revenue  Code.
Swaps  should  not  otherwise  result  in  any  significant  diversification  or valuation issues under Subchapter M.

Inverse Floaters
     The Fund may invest up to 25% of its net assets in  inverse  floaters  when the underlying bond is tax exempt.  Otherwise, the Fund's investments in taxable investments  and securities  rated below  investment  grade,  including  inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets.  Inverse floaters are instruments  with floating or variable  interest rates that move in the opposite  direction to short-term  interest  rates or interest rate indices.
Consequently,  the market  values of inverse  floaters  will  generally  be more volatile than other  tax-exempt  investments  and may increase the volatility of the value of shares of the Fund.

                                       7

Municipal Bonds
     The  term  "municipal  bonds"  is  generally  understood  to  include  debt obligations  issued to obtain funds for various public  purposes,  including the construction  of a wide range of public  facilities  such as airports,  bridges, highways,  housing,  hospitals, mass transportation,  schools, streets and water and sewer works.  Other public  purposes for which municipal bonds may be issued include the refunding of outstanding  obligations,  obtaining  funds for general capital expenses and the obtaining of funds to lend to other public institutions and facilities.  In addition,  certain types of industrial development bonds are issued  by or on  behalf  of  public  authorities  to  obtain  funds to  provide privately-operated  housing facilities,  sports facilities,  convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste  disposals.  Such  obligations are included within the term  "municipal  bonds"  provided  that the  interest  paid  thereon qualifies  as exempt from  federal  income tax in the opinion of bond counsel to the issuer. In addition,  the interest paid on industrial development bonds, the proceeds  from  which  are  used  for the  construction,  equipment,  repair  or improvement of privately-operated  industrial or commercial  facilities,  may be exempt  from  federal  income  tax,  although  current  federal  tax laws  place substantial limitations on the size of such issues.

     The  two  principal   classifications   of  municipal  bonds  are  "general
obligation" and "revenue"  bonds.  General  obligation  bonds are secured by the issuer's  pledge of its full faith,  credit and taxing  power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular  facility or class of facilities  or, in some cases,  from the proceeds of a special excise tax or other specific revenue source,  but not from the general taxing power.  Tax-exempt  industrial  development bonds are in most cases revenue  bonds and do not generally  carry the pledge of the credit of the issuer of such  bonds.  There are,  of course,  variations  in the  security  of
municipal   bonds,   both  within  a  particular   classification   and  between
classifications.

     The  yields on  municipal  bonds are  dependent  on a variety  of  factors, including general money market  conditions,  general conditions of the municipal bond market,  size of a particular  offering,  maturity of the  obligations  and rating of the issue.  The  imposition of the Fund's  management  fee, as well as other  operating  expenses,  will  have the  effect  of  reducing  the  yield to investors.

Municipal Bond Insurance
     The practice has developed among  municipal  issuers of having their issues insured by various  companies.  In  particular,  the  Municipal  Bond  Insurance
Association and its affiliate,  Municipal Bond Investors Assurance  Corporation,
Financial  Guaranty  Insurance  Company,  Financial  Security  Assurance,  AMBAC
Indemnity  Corporation,  XL Capital Assurance and CIFG are presently  insuring a great many issues. It is expected that other insurance associations or companies will enter this field,  and that a substantial  portion of municipal bond issues available  for  investment  by  companies  such as the  Fund  will  be  insured.
Accordingly, from time to time a substantial portion of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company.  The Manager will review the creditworthiness of the issuer and its ability to meet its  obligations to pay interest and repay principal and not the  creditworthiness of the private insurer.  However,  since insured obligations are typically rated in the top investment grades by Moody's,
S&P, and Fitch,  most insured  obligations will qualify for investment under the
Fund's ratings  standards  discussed above. If the issuer defaults on payment of interest or  principal,  the  trustee  and/or  payment  agent of the issuer will notify  the  insurer  who will  make  payment  to the  bondholders.  There is no assurance  that  any  insurance  company  will  meet its  obligations.  The Fund believes  such  investments  are  consistent  with  its  fundamental  investment policies and restrictions.

Municipal Leases
     The Fund may invest a portion of its assets in municipal lease obligations, primarily  through  certificates of participation  ("COPs").  COPs function much like  installment  purchase  agreements  and are widely  used by state and local governments  to finance the purchase of property.  The lease format is generally not subject to  constitutional  limitations  on the issuance of state debt,  and
COPs enable a  governmental  issuer to increase  government  liabilities  beyond constitutional debt limits. A principal  distinguishing  feature separating COPs from  municipal  debt is the  lease,  which  contains  a  "nonappropriation"  or
"abatement"  clause.  This clause provides that,  although the municipality will use its best efforts to make lease payments,  it may terminate the lease without penalty if its  appropriating  body does not allocate the necessary  funds.  The
Fund will invest only in COPs rated within the four highest rating categories of
Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality.

                                       8

     The Fund follows certain  guidelines to determine  whether the COPs held in the Fund's portfolio  constitute liquid investments.  These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the
Board.  Such factors  include (a) the credit quality of such  securities and the extent to which they are rated; (b) the size of the municipal  securities market for the Fund both in general  and with  respect  to COPs;  and (c) the extent to which  the type of COPs  held by the Fund  trade on the same  basis and with the same  degree of dealer  participation  as other  municipal  bonds of  comparable credit rating or quality.

Options, Futures and Options on Futures
     Options:  The Fund may invest up to an  aggregate  of 20% of the Fund's net assets in futures,  options and swaps as long as the Fund's investments in these securities when  aggregated  with other taxable  investments and securities that are rated  below  investment  grade do not exceed  20% of the  Fund's  total net assets.  The Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

     Purchasing  Call Options:  The Fund may purchase call options to the extent that premiums paid by the Fund do not, in the  aggregate,  comprise more than 2%
of the Fund's total assets.  When the Fund purchase a call option, in return for a premium  paid by the Fund to the writer of the  option,  the Fund  obtains the right to buy the security underlying the option at a specified exercise price at any time  during  the term of the  option.  The writer of the call  option,  who receives the premium upon writing the option, has the obligation,  upon exercise of the  option,  to  deliver  the  underlying  security  against  payment of the exercise  price.  The advantage of purchasing  call options is that the Fund may
alter  portfolio   characteristics  and  modify  portfolio   maturities  without
incurring the cost associated with portfolio transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same  series as the option  previously  purchased.  The
Fund will realize a profit from a closing sale transaction if the price received on the  transaction  is more than the premium paid to purchase the original call option;  the Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options,  with the result that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire without any value to the Fund.

     Purchasing Put Options: The Fund may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put option  purchased by the Fund gives the Fund the right to sell one of its  securities  for an agreed price up to an agreed  date.  The Fund intends to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated  security in its portfolio without actually  selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such  option.  Such sale will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option which is sold.

     The  Fund  may  sell  a  put  option  purchased  on  individual   portfolio
securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

     Futures and Options on Futures:  The Fund may enter into a contract for the purchase or sale for future  delivery of securities or foreign  currencies.  The
Fund may invest up to an aggregate of 20% of its net assets in futures,  options and swaps as long as the Fund's  investments in these securities when aggregated with other taxable  investments and securities

                                       9

that are rated below  investment grade do not exceed 20% of the Fund's total net assets.  While  futures  contracts  provide  for  the  delivery  of  securities, deliveries usually do not occur.  Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must  deliver to the  futures  commission  merchant  selected  by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission  merchant in an account at the Fund's custodian bank.  Thereafter,  a
"variation  margin" may be paid by the Fund to, or drawn by the Fund from,  such account in  accordance  with  controls  set for such  accounts,  depending  upon changes  in the  price  of the  underlying  securities  subject  to the  futures contract.

     The  Fund  may also  purchase  and  write  options  to buy or sell  futures contracts.  Options on futures are similar to options on securities  except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract,  rather than actually to purchase or sell the futures contract,  at a specified exercise price at any time during the period of the option.

     The  purpose of the  purchase  or sale of futures  contracts  for the Fund, which consists of a substantial  number of municipal  securities,  is to protect the Fund against the adverse  effects of  fluctuations in interest rates without actually buying or selling such securities.  Similarly, when it is expected that interest  rates may  decline,  futures  contracts  may be  purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.

     With  respect to options on futures  contracts,  when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The writing of a call option on a futures contract  constitutes a partial hedge against  declining prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise  price,  the
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings.  The writing  of a put  option  on a futures  contract  constitutes  a partial  hedge against  increasing prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures  price at  expiration of the option is higher  than the  exercise  price,  the Fund will  retain the full amount of the option  premium which provides a partial hedge against any increase in the price of municipal securities which the Fund intends to purchase.

     To the extent that the Fund  purchases an option on a futures  contract and fails to exercise the option prior to the exercise  date,  it will suffer a loss of the premium paid. Further, with respect to options on futures contracts,  the
Fund may seek to close out an option position by writing or buying an offsetting position  covering the same  securities  or contracts and have the same exercise price and  expiration  date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary  market,  which cannot be assured.

     In addition,  when the Fund engages in futures transactions,  to the extent required by the SEC,  it will  maintain  with its  custodian  bank,  assets in a segregated  account to cover its  obligations  with  respect to such  contracts, which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by the Fund with respect to such futures contracts.

     The Fund may enter  into such  futures  contracts  to protect  against  the adverse  effects of  fluctuations  in interest rates without  actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into  futures  contracts  for the sale of debt  securities.
Such a sale would have much the same  effect as selling an  equivalent  value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt  securities in the  portfolio  would  decline,  but the value of the futures  contracts to the Fund would  increase at  approximately  the same rate, thereby  keeping  the net asset value of the Fund from  declining  as much as it otherwise  would have.  Similarly,  when it is expected that interest  rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices.  Since the fluctuations in the value of futures  contracts  should be similar to those of debt  securities, the  Fund  could  take  advantage  of the  anticipated  rise  in  value  of debt securities without actually buying them until the market had stabilized. At that time, the futures  contracts  could be liquidated and a Fund could then buy debt securities on the cash market.

     With  respect to options on futures  contracts,  when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual security. Depending on the

                                       10

pricing of the option compared to either the price of the futures  contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than  ownership  of the futures  contract or  underlying  debt securities.  As with the  purchase  of futures  contracts,  when the Fund is not fully  invested,  it may  purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge  against the declining  price of the security  which is  deliverable  upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price,  the Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in that  Fund's  portfolio  holdings.  The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security  which is  deliverable  upon exercise of the futures  contract.  If the futures price at the expiration of the option is higher than the exercise price, the Fund will  retain the full  amount of the option  premium  which  provides a partial  hedge  against any increase in the price of  securities  which the Fund intends to purchase.

     If a put or call  option the Fund has written is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio  securities  and  changes in the value of its futures  positions,  the
Fund's losses from existing  options on futures may, to some extent,  be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on portfolio  securities.  For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may realize a loss.  For  example,  if the Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin  requirements.  Such  sales of  securities  may,  but will not necessarily,  be at increased  prices which reflect the rising market.  The Fund may be required to sell securities at a time when it may be  disadvantageous  to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Private Purpose Bonds
     The Tax  Reform  Act of 1986  (the  "Tax  Act")  limits  the  amount of new
"private  purpose" bonds that each state can issue and subjects  interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds
are  issues  whose  proceeds  are  used  to  finance  certain   non-governmental
activities,  and could  include some types of  industrial  revenue bonds such as privately-owned  sports and  convention  facilities.  The Tax Act also makes the tax-exempt  status of certain  bonds  depend upon the issuer's  compliance  with specific requirements after the bonds are issued.

     The Fund  intends  to seek to achieve a high  level of  tax-exempt  income.
However, if the Fund invests in newly-issued private purpose bonds, a portion of
Fund  distributions  would be subject to the  federal  alternative  minimum  tax applicable to certain shareholders.

Repurchase Agreements
     While  the Fund is  permitted  to do so,  it  normally  does not  invest in repurchase agreements, except under some circumstances to invest cash balances.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase  the underlying  security,  the loss to the Fund, if any, would be the  difference  between  the  repurchase  price  and the  market  value  of the security. The Fund

                                       11

will limit its  investments in repurchase  agreements to those which the Manager determines to present  minimal  credit risks and which are of high  quality.  In addition,  the  Fund  must  have  collateral  of 102% of the  repurchase  price, including the portion  representing the Fund's yield under such agreements which is monitored on a daily basis.

     The  funds  in  the  Delaware   Investments(R)  family  (each  a  "Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an exemption (the "Order") from the  joint-transaction  prohibitions of
Section 17(d) of the 1940 Act to allow Delaware  Investments(R) Funds jointly to invest cash  balances.  The Fund may invest cash balances in a joint  repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted Securities
     The Fund may invest in restricted securities, including securities eligible for resale without  registration  pursuant to Rule 144A ("Rule 144A Securities")
under  the 1933  Act.  Rule 144A  permits  many  privately  placed  and  legally restricted  securities to be freely traded among  certain  institutional  buyers such as the Fund.  The Fund may  invest no more than 10% of the value of its net assets in illiquid securities.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of the Fund's  illiquidity  to the  extent  that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  While maintaining  oversight,  the Board of Trustees has  delegated to the Manager the
day-to-day   function  of  determining  whether  or  not  individual  Rule  144A
Securities  are  liquid for  purposes  of the Fund's  percentage  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security:  (i)
the  frequency of trades and trading  volume for the  security;  (ii) whether at least three  dealers are willing to purchase or sell the security and the number of potential purchasers;  (iii) whether at least two dealers are making a market in the  security;  and (iv) the  nature of the  security  and the  nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security).

     If the Manager  determines  that a Rule 144A Security  which was previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid securities exceed its percentage  limitation on investments in such  securities,  the Manager will  determine  what action to take to ensure that the Fund continues to adhere to such limitation.

Variable or Floating Rate Demand Notes
     The Fund may also invest in variable and floating  rate demand  obligations
(longer-term  instruments  with an interest  rate that  fluctuates  and a demand feature that allows the holder to sell the  instruments  back to the issuer from time to time) but  generally  does not intend to invest  more than 5% of its net assets in these  instruments.  The Manager  will  attempt to adjust the maturity structure  of the  portfolio  to  provide  a high  level  of  tax-exempt  income consistent with preservation of capital.

     Variable or floating rate demand notes ("VRDN") are tax-exempt  obligations which  contain a floating or variable  interest rate  adjustment  formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to  specified  dates,  either  from the issuer or by drawing on a bank letter of credit,  a guarantee or insurance  issued with respect to such  instrument.  The interest  rates are  adjustable  at  intervals  ranging  from daily to up to six months to some prevailing market rate for similar  investments,  such adjustment
formula  being   calculated  to  maintain  the  market  value  of  the  VRDN  at approximately  the  par  value  of  the  VRDN  upon  the  adjustment  date.  The adjustments  are  typically  based  upon the price  rate of a bank or some other appropriate  interest  rate  adjustment  index.  The Manager  will decide  which variable  or  floating  rate  demand  instruments  the  Fund  will  purchase  in accordance  with  procedures  prescribed  by the Board of  Trustees  to minimize credit risks.  Any VRDN must be of high quality as determined by the Manager and subject  to  review  by the  Board,  with  respect  to both  its  long-term  and short-term  aspects,  except where credit support for the instrument is provided even in the event of default on the underlying security,  the Fund may rely only on the high quality character of the short-term aspect of the demand instrument,
i.e.,  the  demand  feature.  A VRDN  which is  unrated  must have high  quality
characteristics   similar  to  those  rated  in  accordance  with  policies  and guidelines  determined by the Board.  If the quality of any VRDN falls below the quality level required by the Board and any applicable rules adopted by the SEC, the Fund must dispose of the  instrument  within a reasonable  period of time by exercising  the demand  feature or by selling the VRDN in the secondary  market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

                                       12

When-Issued Securities
     The Fund may  invest in  "when-issued  securities"  for which the Fund will designate enough cash or securities to cover its obligations, and which the Fund
will  value  the  designated  assets  daily.   When-issued   securities  involve
commitments  to  purchase  new  issues  of  securities  which are  offered  on a when-issued basis which usually involve delivery and payment up to 45 days after the date of  transaction.  During this period between the date of commitment and the date of delivery,  the Fund does not accrue interest on the investment,  but the market  value of the bonds could  fluctuate.  This would  result in the Fund having unrealized appreciation or depreciation which would affect the NAV of its shares.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after thirty  calendar days have passed.  The Trust posts a list of the Fund's portfolio  holdings  monthly, with a 30 day lag,  on the  Fund's  Web  site,  www.delawareinvestments.com.  In addition,  on a 10 day lag, the Trust also makes  available a month-end  summary listing of the number of the Fund's  securities,  country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel,  the Fund's financial printer and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Fund,  the  Manager  nor any  affiliate  receive  any compensation or consideration  with respect to these agreements.  As of June 28,
2006,   the  Fund   had  an   ongoing   arrangement   with   Morningstar,   Inc.
("Morningstar"),  pursuant to a Non-Disclosure  Agreement,  under which the Fund provides  Morningstar with information about the Fund's portfolio  holdings on a quarterly  basis  without  a 30 day lag so that  Morningstar  may  rate the Fund according to Morningstar's proprietary rating system.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  relating to its policy  concerning the disclosure of portfolio holdings information.

                             MANAGEMENT OF THE TRUST

                                       13

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions  in each of the  other  Delaware Investments(R) Funds.  As of June 15,
2006, the Trust's  officers and Trustees  owned less than 1% of the  outstanding shares of the Fund. The Trust's Trustees and principal  officers are noted below along with their ages and their business experience for the past five years. The
Trustees serve for indefinite terms until their resignation, death or removal.

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
                                                                                                  Number of
                                                                                               Portfolios in
                                                                                                Fund Complex
                                                                                                Overseen by      Other Directorships
Name, Address and         Position(s) Held   Length of Time   Principal Occupation(s) During   Trustee/Director    Held by Trustee/
Birthdate                 with the Trust        Served                Past 5 Years               or Officer      Director or Officer
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Jude T. Driscoll(2)          Chairman,         5 Years -       Mr. Driscoll has served in            87                 None
2005 Market Street        President, Chief      Executive      various executive capacities
Philadelphia, PA 19103       Executive          Officer      at different times at Delaware
                            Officer and                              Investments(1)
March 10, 1963                Trustee          2 Years -
                                                Trustee
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Independent Trustees
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Thomas L. Bennett             Trustee         Since March          Private Investor -                87                 None
2005 Market Street                             23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                  Investment Manager -
October 4, 1947                                                   Morgan Stanley & Co.
                                                               (January 1984 - March 2004)

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
John A. Fry                   Trustee           4 Years                President -                   87              Director -
2005 Market Street                                             Franklin & Marshall College                        Community Health
Philadelphia, PA 19103                                            (June 2002 - Present)                               Systems

May 28, 1960                                                   Executive Vice President -
                                                               University of Pennsylvania
                                                                (April 1995 - June 2002)

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Anthony D. Knerr              Trustee          12 Years        Founder/Managing Director -           87                 None
2005 Market Street                                             Anthony Knerr & Associates
Philadelphia, PA 19103                                           (Strategic Consulting)
                                                                    (1990 - Present)
December 7, 1938

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Lucinda S. Landreth           Trustee         Since March      Chief Investment Officer -            87                 None
2005 Market Street                             23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                                 (Insurance)
                                                                      (2002 - 2004)
June 24, 1947
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Ann R. Leven                  Trustee          16 Years      Treasurer/Chief Fiscal Officer          87          Director and Audit
2005 Market Street                                             -- National Gallery of Art                            Committee
Philadelphia, PA 19103                                                (1994 - 1999)                                Chairperson -
                                                                                                                    Andy Warhol
November 1, 1940                                                                                                     Foundation

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Thomas F. Madison             Trustee          11 Years         President/Chief Executive            87              Director -
2005 Market Street                                            Officer - MLM Partners, Inc.                         Banner Health
Philadelphia, PA 19103                                         (Small Business Investing &
                                                                       Consulting)                                   Director -
February 25, 1936                                               (January 1993 - Present)                         CenterPoint Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------

                                       14

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                Valmont Industries,
                                                                                                                        Inc.

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Janet L. Yeomans              Trustee           6 Years              Vice President                  87                 None
2005 Market Street                                              (January 2003 - Present)
Philadelphia, PA 19103                                                and Treasurer
                                                                (January 2006 - Present)
July 31, 1948                                                        3M Corporation

                                                              Ms. Yeomans has held various
                                                               management positions at 3M
                                                                 Corporation since 1983.

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
J. Richard Zecher             Trustee         Since March               Founder -                    87          Director and Audit
2005 Market Street                             23, 2005            Investor Analytics                            Committee Member -
Philadelphia, PA 19103                                              (Risk Management)                            Investor Analytics
                                                                  (May 1999 - Present)
July 3, 1940                                                                                                     Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Oxigene, Inc.

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
                                                                                                  Number of
                                                                                               Portfolios in
                                                                                                Fund Complex
                                                                                                Overseen by      Other Directorships
Name, Address and         Position(s) Held   Length of Time   Principal Occupation(s) During   Trustee/Director   Held by Trustee/
Birthdate                 with the Trust        Served                Past 5 Years               or Officer      Director or Officer
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
Michael P. Bishof           Senior Vice          Chief          Mr. Bishof has served in             87               None(3)
2005 Market Street         President and       Financial      various executive capacities
Philadelphia, PA 19103    Chief Financial    Officer since   at different times at Delaware
                              Officer        February 17,              Investments
August 18, 1962                                  2005

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
David F. Connor           Vice President,   Vice President    Mr. Connor has served as Vice          87               None(3)
2005 Market Street        Deputy General         since        President and Deputy General
Philadelphia, PA 19103      Counsel and      September 21,         Counsel at Delaware
                             Secretary         2000 and          Investments since 2000
December 2, 1963                               Secretary
                                             since October
                                               25, 2005

------------------------ ------------------ ---------------- -------------------------------- ----------------- --------------------
David P. O'Connor           Senior Vice       Senior Vice      Mr. O'Connor has served in            87               None(3)
2005 Market Street          President,        President,       various executive and legal
Philadelphia, PA 19103    General Counsel       General       capacities at different times
                          and Chief Legal     Counsel and        at Delaware Investments
February 21, 1966             Officer         Chief Legal
                                             Officer since
                                              October 25,
                                                 2005
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
John J. O'Connor            Senior Vice        Treasurer       Mr. O'Connor has served in            87               None(3)
2005 Market Street         President and    since February    various executive capacities
Philadelphia, PA 19103       Treasurer         17, 2005      at different times at Delaware
                                                                       Investments
June 16, 1957

-----------------------------------------------------------------------------------------------------------------------------------

                                       15

-----------------------------------------------------------------------------------------------------------------------------------
(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's Manager and principal underwriter.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment manager as the Trust.
-----------------------------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

----------------------- ---------------------------------- ----------------- -----------------------------------------
Name, Address and            Position(s) Held with the      Length of Time    Principal Occupation(s) During Past
Birth Date                           Trust                    Served                          5 Years
----------------------- ---------------------------------- ----------------- -----------------------------------------
Joseph R. Baxter          Senior Vice President/Head of        3 years            Mr. Baxter has served in various
2005 Market Street         Municipal Bond Investment                          capacities at different times at Delaware
Philadelphia, PA 19103                                                                       Investments.

July 31, 1958
----------------------- ---------------------------------- ----------------- -----------------------------------------
Robert F. Collins         Senior Vice President/Senior         2 year           For the five years prior to joining
2005 Market Street            Portfolio Manager                              Delaware Investments in 2005, Mr. Collins
Philadelphia, PA 19103                                                        served in various capacities as a Vice
                                                                                 President/Director of Portfolio
May 26, 1956                                                                   Management of the Municipal Investment
                                                                                       Group at PNC Advisors.
----------------------- ---------------------------------- ----------------- -----------------------------------------

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware Investments(R) Funds as of December 31, 2005.

------------------- ----------------------- -----------------------------------

                                               Aggregate Dollar Range of
                                               Equity Securities in All
                    Dollar Range of Equity    Registered Investment Companies
                        Securities in the         Overseen by Trustee in
Name                         Fund             Family of Investment Companies
------------------- ----------------------- -----------------------------------
Jude T. Driscoll             None                     Over $100,000
------------------- ----------------------- -----------------------------------
Thomas L. Bennett            None                          None
------------------- ----------------------- -----------------------------------
John A. Fry(1)               None                     Over $100,000
------------------- ----------------------- -----------------------------------
Anthony D. Knerr             None                   $10,001 - $50,000
------------------- ----------------------- -----------------------------------
Lucinda S. Landreth          None                    $10,001-$50,000
------------------- ----------------------- -----------------------------------
Ann R. Leven                 None                     Over $100,000
------------------- ----------------------- -----------------------------------
Thomas F. Madison            None                   $10,001 - $50,000
------------------- ----------------------- -----------------------------------
Janet L. Yeomans             None                  $50,001 - $100,000
------------------- ----------------------- -----------------------------------
J. Richard Zecher            None                    $10,001-$50,000
-------------------------------------------------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested in the Fund.  Mr. Fry held no shares of the Fund outside of the
     Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments(R) Funds for which he or she serves as a Trustee or Director for the fiscal year ended  February  28,  2006 and an estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Directors  as of February 28, 2006.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Fund.

                                       16

--------------------- ---------------- -------------------- ------------------ ---------------------
                                                                                Total Compensation
                                            Pension or                         from the Investment
                          Aggregate    Retirement Benefits   Estimated Annual      Companies in
                        Compensation    Accrued as Part of    Benefits Upon          Delaware
Trustee(1)             from the Trust     Fund Expenses         Retirement        Investments(2)
--------------------- ---------------- -------------------- ------------------ ---------------------
Thomas L. Bennett          $3,412              None              $80,000             $127,500
--------------------- ---------------- -------------------- ------------------ ---------------------
John A. Fry(3)             $3,734              None              $80,000             $125,049
--------------------- ---------------- -------------------- ------------------ ---------------------
Anthony D. Knerr           $3,625              None              $80,000             $134,558
--------------------- ---------------- -------------------- ------------------ ---------------------
Lucinda S. Landreth        $3,444              None              $80,000             $128,600
--------------------- ---------------- -------------------- ------------------ ---------------------
Ann R. Leven               $4,227              None              $80,000             $157,217
--------------------- ---------------- -------------------- ------------------ ---------------------
Thomas F. Madison          $3,911              None              $80,000             $145,417
--------------------- ---------------- -------------------- ------------------ ---------------------
Janet L. Yeomans           $3,588              None              $80,000             $133,333
--------------------- ---------------- -------------------- ------------------ ---------------------
J. Richard Zecher          $3,350              None              $80,000             $125,000
---------------------------------------------------------------------------------------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment company in the Delaware Investments(R) family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of February
     28,  2006,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in the  Delaware  Investments(R)  family  for  which he or she  serves as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments(R) family as of that date.

(2)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment companies in the Delaware Investments(R) family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members  of the  Nominating  and  Corporate  Governance  Committee  receive additional  compensation  of $1,700  for each  meeting.  In  addition,  the chairpersons of the Audit and Nominating  Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware
     Investments(R) Funds receives an additional retainer of $35,000.

(3)  In addition to this compensation, for the 12-month period ended on February
     28, 2006, Mr. Fry received $13,635 in professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments(R)  Funds at 2005 Market Street,  Philadelphia,  Pennsylvania 19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis

                                       17

and such  recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee  consists of the following four Independent
Trustees: John A. Fry, Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann
R. Leven (ex-officio).  The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Fund's financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities  that may be purchased or held by the Fund, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Fund has  formally  delegated  to the  Manager  the ability to make all proxy voting decisions in relation to portfolio  securities held by the Fund. If and when proxies  need to be voted on behalf of the Fund,  the Manager will vote such  proxies  pursuant  to  its  Proxy  Voting  Policies  and  Procedures  (the
"Procedures").  The  Manager  has  established  a Proxy  Voting  Committee  (the
"Committee")  which is responsible  for  overseeing  the Manager's  proxy voting process for the Fund.  One of the main  responsibilities  of the Committee is to review and approve the  Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements  on behalf  of the Fund and other  clients  of the  Manager  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Fund,  ISS will  create a record  of the  vote.  By no later  than
August 31 of each year,  information  (if any)  regarding  how the Manager voted proxies  relating  to  Fund's  portfolio  securities  during  the most  recently completed 12-month period ended June 30 is available without charge: (i) through the Fund's website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are generally  determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

     Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the

                                       18

Manager during the proxy voting process. In the very limited instances where the
Manager is  considering  voting a proxy  contrary to ISS's  recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board of  Trustees.  The Manager  also  provides investment  management  services  to all of the  other  Delaware  Investments(R)
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers and employees  who are  affiliated  with both the Manager and the Trust.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments(R)  Funds  since  1938.  As of March 31,  2006,  the Manager and its affiliates within Delaware  Investments were managing in the aggregate in excess of $120  billion  in assets in  various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to remove the words "Delaware Group" from its name.

     The Investment  Management  Agreement for the Fund is dated May 1, 2000 and was approved by the initial shareholder on that date. The Investment  Management
Agreement  had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of  Trustees  or by vote of a majority  of the  outstanding  voting securities of the Fund,  and only if the terms of the renewal  thereof have been approved by the vote of a majority of the Trust's  Independent  Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The  Investment
Management  Agreement  is  terminable  without  penalty on 60 days notice by the
Trust or by the Manager.  The  Investment  Management  Agreement  will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the Fund shall pay the Manager on an annual basis a  management  fee equal to:  0.55% on the first $500  million  of average  daily net assets of the
Fund, 0.50% on the next $500 million,  0.45% on the next $1.5 billion and 0.425%
on the average daily net assets in excess of $2.5 billion.

     During the past three fiscal years, the Fund paid the following  investment management fees:

             Fiscal Year Ended          Management Fees Paid
                  2/28/06                    $3,311,888
                  2/28/05                    $3,424,708
                  2/29/04                    $3,695,975

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Fund is responsible for all of its own expenses. Among others, such

                                       19

expenses  include  the  Fund's  proportionate  share of  certain  administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs;  custodian expenses;  federal and state securities  registration fees;  proxy costs;  and the costs of preparing  Prospectus  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under a  Distribution  Agreement  dated  April  19,  2001.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for information on how to invest.
Shares of the Fund are offered on a continuous  basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the
Distributor or the Trust.  The Distributor  also serves as national  distributor for the  other  Delaware Investments(R) Funds.  The Board of  Trustees  annually reviews fees paid to the Distributor.

     During the Fund's last three fiscal  years,  the  Distributor  received net commissions from the Fund on behalf of its Class A Shares,  after  re-allowances to dealers, as follows:

------------------ -------------------------- ------------------- --------------
                         Total Amount of       Amounts Reallowed  Net Commission
Fiscal Year Ended   Underwriting Commissions     to Dealers          to DDLP
------------------ -------------------------- ------------------- --------------
     2/28/06                $321,125               $275,193            $45,932
------------------ -------------------------- ------------------- --------------
     2/28/05                $342,216               $294,679            $47,537
------------------ -------------------------- ------------------- --------------
     2/29/04                $487,151               $425,599            $61,552
------------------ -------------------------- ------------------- --------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  limited  contingent  deferred sale charge  ("Limited CDSC") payments with respect to Class A Shares of the Fund as follows:

------------------------- -----------------------------------------------------
   Fiscal Year Ended             Class A Shares Limited CDSC Payments
------------------------- -----------------------------------------------------
        2/28/06                                 $3,550
------------------------- -----------------------------------------------------
        2/28/05                                  None
------------------------- -----------------------------------------------------
        2/29/04                                  None
------------------------- -----------------------------------------------------

     During  the last  three  fiscal  years,  the  Distributor  received  in the aggregate CDSC payments with respect to Class B Shares of the Fund as follows:

------------------------- ----------------------- -----------------------
Fiscal Year Ended             Class B Shares          Class C Shares
------------------------- ----------------------- -----------------------
        2/28/06                  $17,373                    $807
------------------------- ----------------------- -----------------------
        2/28/05                  $16,558                    $452
------------------------- ----------------------- -----------------------
        2/29/04                  $36,659                  $1,037
------------------------- ----------------------- -----------------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor dated August 21, 2003. LFD shall: (i) promote the sale of the Fund's
shares  through   broker/dealers,   financial   advisors  and  other   financial
intermediaries (collectively, "Financial Intermediaries"); (ii) create messaging and packaging for certain  non-regulatory  sales and marketing materials related to the Fund; and (iii) produce such non-regulatory sales and marketing materials related to the Fund. The address of LFD is 2001 Market Street, Philadelphia,  PA
19103-7055.  The rate of compensation,  which is calculated and paid monthly, to
LFD  for  the  sales of  shares  of  the  retail  Delaware  Investments(R) Funds
(excluding  the shares of  Delaware  VIP  Trust,  money  market  funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring  fee equal to the amount shown below:

                                       20

------------------------------------------------------- ------------------------
                                                         Basis Points on Sales
------------------------------------------------------- ------------------------
Retail Mutual Funds (Class A, B and C Shares)                    0.50%
------------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                    0.25%
------------------------------------------------------- ------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                  0.45%
------------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
Salomon Smith Barney) and Delaware International Value
Equity Fund Class I Shares                                          0%
------------------------------------------------------- ------------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund shares of the Delaware  Investments(R) Funds outstanding  and  beneficially owned by shareholders  through  Financial  Intermediaries,  including those Fund shares sold before the date of the Distribution Agreement.

 ------------------------------------------------------ ------------------------
                                                         Basis Points on Sales
 ------------------------------------------------------ ------------------------
 Retail Mutual Funds (including shares of money market
 funds and house accounts and shares redeemed within
 30 days of purchase)                                            0.04%
 ------------------------------------------------------ ------------------------
 Merrill Lynch Connect Program                                      0%
 ------------------------------------------------------ ------------------------
 Registered Investment Advisors and
 H.D. Vest Institutional Classes                                 0.04%
 ------------------------------------------------------ ------------------------
 Citigroup Global Capital Markets, Inc. (formerly
 Salomon Smith Barney) and Delaware International Value
 Equity Fund Class I Shares                                      0.04%
 ------------------------------------------------------ ------------------------

     The fees associated  with LFD's services to the Fund are borne  exclusively by the Distributor and not by the Fund.

Transfer Agent
     Delaware Service Company, Inc., which is an affiliate of the Manager and is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder  servicing,  dividend  disbursing  and transfer agent (the "Transfer
Agent") pursuant to a Shareholders  Services Agreement dated April 19, 2001. The
Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln. The
Transfer  Agent also acts as  shareholder  servicing,  dividend  disbursing  and transfer  agent for other  Delaware Investments(R) Funds.  The Transfer Agent is paid a fee by the Fund for providing these services  consisting of an annual per account  charge of $23.10 for each open and closed  account on its  records  and each  account  held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     The Fund  has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption  orders on the behalf of the Fund. For purposes of pricing,  the Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting  services to the
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments(R) Funds for which it provides such accounting  services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware  Services  Company,
Inc.  furnishes  accounting  services.  The fees are charged to the Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

                                       21

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Fund's  securities  and cash.  As custodian  for the
Fund, JPMorgan maintains a separate account or accounts for the Fund;  receives, holds and releases  portfolio  securities  on account of the Fund;  receives and disburses  money on behalf of the Fund;  and collects  and  receives  income and other payments and distributions on account of the Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the portfolio  managers are primarily  responsible  as of February 28,
2006.

--------------------------------- ----------- ----------------- ------------------ -------------------
                                                                                     Total Assets in
                                                                 No. of Accounts      Accounts with
                                    No. of                       with Performance-     Performance-
                                   Accounts     Total Assets       Based Fees           Based Fees
--------------------------------- ----------- ----------------- ------------------ -------------------
Joseph R. Baxter
--------------------------------- ----------- ----------------- ------------------ -------------------
Registered Investment Companies       21        $3.6 billion            --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------
Other Pooled Investment Vehicles      --            $--                 --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------
Other Accounts                        25        $900 million            --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------
Robert F. Collins
--------------------------------- ----------- ----------------- ------------------ -------------------
Registered Investment Companies       21        $3.6 billion            --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------
Other Pooled Investment Vehicles      --            $--                 --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------
Other Accounts                        25        $900 million            --                 $--
--------------------------------- ----------- ----------------- ------------------ -------------------

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example, one account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of  securities  held by another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate time and effort to multiple  accounts and the Fund. A portfolio manager may discover an  investment  opportunity  that may be suitable for more than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment  would be suitable may not be able to  participate.  The Manager has adopted  procedures  designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     Except for the general potential conflicts of interest noted above, neither of the Fund's  portfolio  managers  currently has any conflicts  with respect to management of the Fund.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salaries:  Each named portfolio  manager receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

                                       22

     Bonus - Fixed Income Team: Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus  payments for the fixed income  department.  The amount of the pool for bonus payments is first  determined by mathematical  equation based on all assets managed (including investment companies, insurance product-related accounts and other  separate  accounts),  management  fees and related  expenses
(including fund waiver  expenses) for registered  investment  companies,  pooled vehicles,  and managed  separate  accounts.  Generally,  50%-70% of the bonus is
quantitatively   determined.  For  more  senior  portfolio  managers,  a  higher percentage of the bonus is quantitatively  determined. For investment companies, each manager is  compensated  according the Fund's Lipper peer group  percentile ranking on a one-year  and  three-year  basis,  equally  weighted.  For  managed separate  accounts  the  portfolio  managers  are  compensated  according to the composite  percentile  ranking  against the Frank Russell and Callan  Associates databases on a one-year and three-year basis,  with three-year  performance more heavily  weighted.  There is no objective  award for a fund that falls below the
50th  percentile  over the  three-year  period.  There is a  sliding  scale  for investment  companies that are ranked above the 50th  percentile.  The remaining
30%-50% portion of the bonus is  discretionary  as determined by the Advisor and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of  participating in the Manager's  growth.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the
Manager in its full discretion. Option awards may be based in part on seniority.
The fair market  value of the shares is normally  determined  as of each June 30 and  December 31.  Shares  issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of February 28, 2006,  neither of the portfolio managers owned shares of the Fund they managed.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who will provide best execution for the Fund.

                                       23

Best execution refers to many factors,  including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.  Some trades are made on a net basis  where the Fund  either buys  securities  directly  from the dealer  or sells  them to the  dealer.  In these  instances,  there is no direct commission  charged  but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional knowledge of the Manager's  trading  department as to rates paid and charged for similar transactions throughout the securities industry. In some instances,  the
Fund pays a minimal  share  transaction  cost when the  transaction  presents no difficulty.

     During the past three fiscal years, the Fund paid no brokerage commissions.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Fund's Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and  research  services  may result in the Fund  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund and to other  Delaware  Investments(R)  Funds.  Subject to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During  the  fiscal  year  ended  February  28,  2006,  none of the  Fund's portfolio  transactions  were  directed  to  broker/dealers  for  brokerage  and research services provided.

     As of  February  28,  2006,  the Fund did not  hold any  securities  of its regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

                                       24

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

                                CAPITAL STRUCTURE
Capitalization
     The Trust  currently  has  authorized,  and  allocated to each Class of the
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of the Fund.  All shares are,  when issued in accordance with the  Trust's  registration  statement  (as it may be  amended  from time to time),  governing instruments and applicable law, fully paid and non-assessable.
Shares  do not have  preemptive  rights.  All  shares of the Fund  represent  an undivided proportionate interest in the assets of the Fund. As a general matter, shareholders of Fund Classes may vote only on matters affecting their respective
Class,  including the Fund Classes' Rule 12b-1 Plans that relate to the Class of shares  that they  hold.  However,  Class B Shares may vote on any  proposal  to increase  materially  the fees to be paid by the Fund  under the Rule 12b-1 Plan relating to Class A Shares.  Except for the foregoing,  each share Class has the same voting and other rights and  preferences  as the other Classes of the Fund.
General  expenses  of the Fund  will be  allocated  on a  pro-rata  basis to the classes  according to asset size, except that expenses of the Fund Classes' Rule
12b-1 Plans will be allocated solely to those classes.

     Prior to May 2, 1994,  the  Fund's  Class A Shares  were known as  Tax-Free
Pennsylvania Fund.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

                                PURCHASING SHARES

General Information
     Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the  Distributor or the Trust.  The Trust reserves the right to suspend sales of
Fund  shares,  and reject any order for the  purchase  of Fund  shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial purchase is generally $1,000 for the Fund Classes.  Subsequent purchases must generally be at least $100. The initial and subsequent  investment minimums for Class A Shares  will be waived  for  purchases  by  officers,  Trustees  and employees  of  any  Delaware  Investments(R) Fund,  the Manager  or  any  of the
Manager's  affiliates if the purchases are made pursuant to a payroll  deduction program.  Shares  purchased  pursuant to the Uniform  Gifts to Minors Act or the
Uniform  Transfers  to Minors Act and shares  purchased  in  connection  with an
Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Trust will reject any purchase order for more than $100,000 of Class B Shares and  $1,000,000  or more of Class C Shares.  An  investor  may exceed these limitations by making  cumulative  purchases over a period of time.
In doing so, an investor should keep in mind,  however,  that reduced  front-end sales charges apply to  investments  of $100,000 or more in Class A Shares,  and that Class A Shares are subject to lower  annual Rule 12b-1 Plan  expenses  than
Class B Shares and Class C Shares and  generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  The Fund can  redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any  Delaware  Investments(R) Fund.  The Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

                                       25

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the Fund's assets and will receive a  proportionate  interest in the
Fund's  income,  before  application of any expenses under the Fund's Rule 12b-1
Plans.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates  were  previously  issued for Class A Shares of the Fund.  However, purchases  not  involving  the  issuance of  certificates  are  confirmed to the investor and credited to the  shareholder's  account on the books  maintained by the Transfer  Agent.  The investor  will have the same rights of ownership  with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain  limited  circumstances  that are approved  by an  appropriate  officer of the Fund.  No charge is assessed by the
Trust for any certificate  issued. The Fund does not intend to issue replacement certificates  for  lost  or  stolen  certificates,  except  in  certain  limited circumstances that are approved by an appropriate  officer of the Fund. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions,  including the cost of obtaining a bond  covering  the lost or stolen  certificate.  Please  contact  the Trust for further information.  Investors who hold certificates  representing any of their shares  may  only  redeem  those  shares  by  written  request.  The  investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The alternative  purchase  arrangements offered for the Fund Classes permit investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the length of time they expect to  hold  their  shares  and  other  relevant  circumstances.  Investors  should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to purchase either Class B or Class C Shares and have the entire  initial  purchase  amount  invested  in the  Fund  with  the  investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are  redeemed  within six years of purchase, and Class C Shares are  subject to a CDSC if the shares are  redeemed  within 12 months of  purchase.  Class B and Class C Shares are each subject to annual Rule
12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor,  dealers or others for providing personal service and/or  maintaining  shareholder  accounts)  of average  daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter,  be subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors should also consider

                                       26

the duration of the annual Rule 12b-1 Plan expenses to which each of the classes is subject and the  desirability of an automatic  conversion  feature,  which is available only for Class B Shares.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund,  the  Distributor  and others  will be paid in the case of Class A Shares from the proceeds of the front-end  sales charge and Rule
12b-1 Plan fees and, in the case of Class B Shares and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption.  Financial  advisors may receive different  compensation for selling
Class A Shares,  Class B Shares and Class C Shares.  Investors should understand that the purpose and function of the  respective  Rule 12b-1 Plans and the CDSCs applicable  to Class B Shares  and  Class C Shares  are the same as those of the
Rule 12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that  such  fees  and  charges  are  used to  finance  the  distribution  of the respective Classes.  See "Plans under Rule 12b-1 for the Fund Classes" below for more information.

     Dividends,  if any,  paid on Fund  Classes will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amounts of Rule 12b-1 Plan expenses  relating to Class A Shares,
Class B Shares and Class C Shares will be borne exclusively by such shares.  See
"Determining Offering Price and Net Asset Value" below for more information.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Prospectus,  for initial purchases of Class A Shares of
$1,000,000  or more, a dealer's  commission  may be paid by the  Distributor  to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of the Fund.  Financial advisors also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R) Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may pay additional  compensation to broker/dealers for selling Class
B Shares at the time of purchase.  As discussed below,  however,  Class B Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees applicable to Class B and C Shares are paid to the

                                       27

Distributor  and others for providing  distribution  and related  services,  and bearing related  expenses,  in connection with the sale of Class B and C Shares.
These payments support the compensation paid to broker/dealers for selling Class
B and C Shares.  Payments to the  Distributor and others under the Class B and C
Rule 12b-1 Plans may be in an amount equal to no more than 1.00%  annually.  The combination  of the CDSC and the  proceeds  of the Rule 12b-1 Plan fees makes it possible for the Fund to sell Class B and C Shares without deducting a front-end sales charge at the time of purchase.

     Holders  of  Class  B or C  Shares  who  exercise  the  exchange  privilege described below will continue to be subject to the CDSC schedule for Class B and
C Shares as described in this Part B, even after the exchange.  See  "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those  shares.  At the end of  approximately  eight  years  after  purchase,  an investor's Class B Shares will be automatically converted into Class A Shares of the Fund. Such conversion will constitute a tax-free exchange for federal income tax purposes.  Investors  should consult their tax advisers  regarding the state and local tax  consequences  of the conversion or exchange of classes of shares.
Class A Shares  into which  Class B Shares  will  convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     Conversions  of Class B Shares  into  Class A Shares  will  occur only four times in any  calendar  year,  on the 18th day or next  Business Day (as defined below) of March,  June,  September and December (each, a "Conversion  Date"). If the eighth  anniversary after a purchase of Class B Shares falls on a Conversion
Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary  occurs between  Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such  anniversary.  Consequently, if a shareholder's  eighth anniversary falls on the day after a Conversion Date, that  shareholder  will  have  to  hold  Class B  Shares  for as  long as  three additional  months after the eighth  anniversary  of purchase  before the shares will automatically convert into Class A Shares.

     Class B Shares acquired  through  reinvestment of dividends will convert to
Class A Shares of the Fund pro rata with Class B Shares of the Fund not acquired through dividend reinvestment.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes (the  "Plans").  Each Plan permits the Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies.

     The Plans permit the Fund, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and  Prospectus  and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The  maximum  aggregate  fee  payable by the Fund under its Plans,  and the
Fund's  Distribution  Agreements,  is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, up to 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining shareholder

                                       28

accounts) of each of the Class B Shares' and the Class C Shares'  average  daily net assets for the year. The Fund's  Distributor may reduce/waive  these amounts at any time.

     Effective  June 1, 1992,  the Board of  Trustees  has  determined  that the annual fee payable on a monthly basis for Class A Shares,  pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average  daily net assets  represented  by Class A Shares that were  acquired by shareholders  on or  after  June 1,  1992,  and  (ii)  the  amount  obtained  by multiplying 0.10% by the average daily net assets  represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating
Class A Shares' Rule 12b-1 expense,  such expense is a Class expense so that all such shareholders of the Class,  regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate per share.  As Class A Shares are sold on or after June 1, 1992,  the initial rate of at least 0.10% will increase over time.  Thus, as the proportion of Class A Shares purchased on or after June
1,  1992 to Class A Shares  outstanding  prior to June 1,  1992  increases,  the expenses attributable to payments under the Plan relating to Class A Shares will also increase but will not exceed 0.30% of average daily net assets.  While this describes the current basis for calculating the fees which will be payable under the Plan with  respect to Class A Shares,  the Plan  permits a full 0.30% on all
Class A  Shares'  assets  to be paid at any  time  following  appropriate  Board approval.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best  execution,  the Fund may, from time to time, buy or sell  portfolio  securities  from or to firms which receive  payments  under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plans and the Distribution  Agreements,  as amended, have been approved by the Board of Trustees of the Trust,  including a majority of the  Independent
Trustees  who have no direct or  indirect  financial  interest  in the Plans and related Distribution Agreements, by vote cast in person at a meeting duly called for the  purpose  of  voting  on the  Plans  and  such  Distribution  Agreement.
Continuation of the Plans and the Distribution  Agreement,  as amended,  must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended February 28, 2006,  Rule 12b-1 payments under the
Fund Classes' Plans were as follows:

                                       29

 --------------------------------- ---------------- ---------------- -----------
                                   Class A Shares Class B Shares Class C Shares
 --------------------------------- -------------- -------------- --------------
 Advertising                                $---           $---           $---
 --------------------------------- -------------- -------------- --------------
 Annual/Semi Annual Reports               $3,763           $303             $3
 --------------------------------- -------------- -------------- --------------
 Broker Trails                        $1,224,187        $49,643        $59,827
 --------------------------------- -------------- -------------- --------------
 Broker Sales Charges                       $---       $102,943        $11,013
 --------------------------------- -------------- -------------- --------------
 Dealer Service Expenses                    $---           $---           $---
 --------------------------------- -------------- -------------- --------------
 Interest on Broker Sales Charges           $202        $24,218           $809
 --------------------------------- -------------- -------------- --------------
 Commissions to Wholesalers               $4,558           $---         $2,710
 --------------------------------- -------------- -------------- --------------
 Promotional - Broker Meetings              $---           $---           $---
 --------------------------------- -------------- -------------- --------------
 Promotional - Other                     $12,551           $517            $18
 --------------------------------- -------------- -------------- --------------
 Prospectus Printing                      $5,484           $293            $13
 --------------------------------- -------------- -------------- --------------
 Telephone                                  $---           $---           $---
 --------------------------------- -------------- -------------- --------------
 Wholesalers Expense                     $45,588         13,519         $2,330
 --------------------------------- -------------- -------------- --------------
 Other                                      $---           $---           $---
 --------------------------------- -------------- -------------- --------------
 Total                                $1,296,333       $191,436        $76,723
 --------------------------------- -------------- -------------- --------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments(R) Funds. In some instances, these incentives or payments may be offered only to certain  dealers who  maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of pre-approved dealer advertisements promoting the sale of Delaware
Investments(R) Fund shares.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made  within a  13-month  period  pursuant  to a  written  Letter  of
Intention  provided  by the  Distributor  and signed by the  purchaser,  and not legally  binding on the signer or the Trust,  which  provides for the holding in escrow  by the  Transfer  Agent  of 5% of the  total  amount  of  Class A Shares intended to be purchased  until such  purchase is completed  within the 13-month period.  Until  January 1, 2007, a Letter of  Intention  may be dated to include shares purchased up to 90 days prior to the date the Letter is signed; effective
January  1,  2007,  the  Fund  will no  longer  accept  retroactive  letters  of intention.  The 13-month period begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below, the purchaser will be asked to pay an amount  equal to the  difference  between the  front-end sales charge on Class A Shares  purchased at the reduced rate and the  front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period,  the
Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the value (at offering  price at the level  designated in their Letter of Intention)
of all their shares of the Fund and of any class of any Delaware  Investments(R)
Fund (except  shares of any Delaware  Investments(R)  Fund that does not carry a front-end sales charge,  CDSC or Limited CDSC, other than shares of Delaware VIP
Trust  beneficially owned in connection with the ownership of variable insurance products,  unless  they  were  acquired  through  an  exchange  from a  Delaware
Investments(R)Fund which carried a front-end sales charge, CDSC or Limited CDSC)
previously  purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

     Combined  Purchases  Privilege:  In  determining  the  availability  of the reduced  front-end  sales  charge  previously  set forth with respect to Class A
Shares,  purchasers  may combine the total amount of any  combination of Class A
Shares,  Class B Shares  and/or Class C Shares of the Fund, as well as shares of any  other  class of any  Delaware  Investments(R)  Fund  (except  shares of any
Delaware  Investments(R)Funds  which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust  beneficially  owned in connection with the ownership of variable insurance  products,  unless they were acquired through an exchange from a Delaware Investments(R) Fund which carried a front-end  sales  charge,  CDSC or Limited  CDSC).  In addition,  assets held by investment  advisory  clients of the Manager or its affiliates in a stable value account may be combined with other holdings of shares of Delaware Investments(R)
Fund.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such

                                       30

family members (including certain employee benefit programs).

Rights of Accumulation
     In determining the  availability  of the reduced  front-end sales charge on
Class A Shares,  purchasers may also combine any subsequent purchases of Class A
Shares,  Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments(R) Funds, as well as shares of any other class of any of other Delaware Investments(R) Fund which offer such classes (except shares of any Delaware Investments(R) Funds which do not carry a front-end  sales  charge,  CDSC or  Limited  CDSC).  If, for  example,  any such purchaser has previously  purchased and still holds Class A Shares and/or shares of any other of the classes  described in the previous  sentence with a value of
$40,000  and  subsequently  purchases  $60,000 at offering  price of  additional shares of Class A Shares,  the charge  applicable to the $60,000  purchase would currently be 3.00%.  For the purpose of this  calculation,  the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased  simultaneously  with the current purchase.  Investors should  refer to the  table  of sales  charges  for  Class A Shares  in the Fund
Classes'  Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares  of the Fund  who  redeem  such  shares  have  one year  from the date of redemption  to  reinvest  all or part of their  redemption  proceeds in the same
Class of the Fund or in the same Class of any Delaware  Investments(R)  Fund. In the case of Class A Shares,  the  reinvestment  will not be assessed a front-end sales  charge  and in the  case of  Class  B  Shares,  the  amount  of the  CDSC previously charged on the redemption will be reimbursed by the Distributor.  The reinvestment  will be subject to  applicable  eligibility  and minimum  purchase requirements and must be in states where shares of such other funds may be sold.
This  reinvestment  privilege  does  not  extend  to Class A  Shares  where  the redemption  of the  shares  triggered  the  payment of a Limited  CDSC.  Persons
investing   redemption   proceeds  from  direct   investments  in  the  Delaware
Investments(R)  Funds offered  without a front-end sales charge will be required to pay  the  applicable  sales  charge  when  purchasing  Class  A  Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus contains more complete information about the Delaware  Investments(R)
Fund, including charges and expenses.

     Investors  should  consult their  financial  advisors or the Transfer Agent about  the  applicability  of the Class A Limited  CDSC in  connection  with the features described above.

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be automatically  reinvested in additional shares of the respective Classes in which an investor  has an account  (based on the NAV in effect on the payable date)  and  will  be  credited  to  the  shareholder's  account  on  that  date.
Confirmations of each dividend payment from net investment income will be mailed to shareholders  quarterly.  A confirmation of each  distribution  from realized securities  profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

                                       31

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their investment  dealers or by sending a check to a Fund Class. Such purchases, which  must meet the  minimum  subsequent  purchase  requirements  stated in the
Prospectus  and this Part B, are made for Class A Shares at the public  offering price  and for Class B Shares  and Class C Shares at the NAV,  at the end of the
day of receipt.  A  reinvestment  plan may be terminated at any time.  This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest    dividends    and/or    distributions    in   any   other    Delaware
Investments(R) Fund, including  the Fund,  in states  where their  shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds  may be  invested  in shares of the Fund, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may only be directed to other Class B Shares and  dividends  from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
     If you have an investment in another Delaware  Investments(R) Fund, you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility  and  minimum  purchase   requirements  set  forth  in  each  fund's
prospectus.   See  "Redemption  and  Exchange"  for  more  complete  information concerning your exchange privileges.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Fund will be made  without the  imposition  of a
CDSC by the fund  from  which  the  exchange  is  being  made at the time of the exchange.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept for  investment  in the Fund  Classes,  through  an agent  bank,  pre-authorized government or private recurring payments.  This method of investment assures the timely credit to the shareholder's  account of payments such as social security,
veterans'  pension  or  compensation   benefits,   federal  salaries,   Railroad
Retirement  benefits,  private  payroll  checks,  dividends,  and  disability or pension fund benefits.  It also eliminates the possibility and  inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments under the Direct

                                       32

Deposit Purchase Plan and the Automatic  Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form.
Either  service  can be  discontinued  by the  shareholder  at any time  without penalty by giving written notice.

     Payments to the Fund from the federal  government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Fund  may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  The Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On  Demand.  When you  authorize  the Fund to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It  may  take  up  to  four  Business  Days  (as  defined  below)  for  the transactions  to be  completed.  You can initiate  this service by completing an
Account  Services  form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature  guaranteed.  The
Fund does not  charge a fee for this  service;  however,  your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware  Investments(R)  Funds.  Shareholders  of the Fund Classes may elect to invest in one or more of the other  Delaware  Investments(R)  Funds  through the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectus.  The  investment  will be made on the 20th day of each month (or, if the fund  selected  is not open  that day,  the next  Business  Day (as  defined below)) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner

                                       33

     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other  authorized  persons.  Orders for purchases and  redemptions of
Class B Shares  and  Class C  Shares  are  effected  at the NAV per  share  next calculated  after  receipt of the order by the Fund,  its agent or certain other authorized  persons.  See  "Distributor"  under  "Investment  Manager  and Other
Service  Providers"  above.  Selling dealers are  responsible  for  transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern Time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday through  Friday  throughout the year (each a
"Business  Day") except for days when the following  holidays are observed:  New
Year's Day, Martin Luther King,  Jr.'s Birthday,  Presidents'  Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  When the
NYSE is closed,  the Trust will generally be closed,  pricing  calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining the Fund's total net assets, portfolio securities are valued at fair value,  using  methods  determined  in good faith by the  Trustees.  This method utilizes  independent  pricing  services  that employ a  combination  of methods including,  among others,  the obtaining of market  valuations  from dealers who make markets and deal in such securities and by comparing  valuations with those of  other  comparable  securities  in a matrix  of such  securities.  A  pricing service's  activities  and results are  reviewed  by the  Trust's  officers.  In addition,  money market  instruments  having a maturity of less than 60 days are valued at amortized cost, which approximates market value.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be computed  on  a  pro  rata  basis  for  each  outstanding  share  based  on  the proportionate  participation  in the Fund  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Fund, will be borne on a pro rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in the Fund  represented  by the value of  shares  of such  Classes, except that the Class A, B and C Shares  will bear the Rule 12b-1 Plan  expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be allocable  to each Class,  the NAV of each Class of the Fund will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Fund receives your request in good order, subject, in the case of a redemption,  to any applicable CDSC or Limited CDSC. A shareholder  submitting  a  redemption  request may  indicate  that he wishes to receive  redemption  proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions from retirement plan accounts, the Fund will  redeem the number of shares  necessary  to deduct the  applicable
CDSC in the case of Class B Shares and Class C Shares,  and, if applicable,  the
Limited  CDSC in the case of Class A Shares  and tender to the  shareholder  the requested  amount,  assuming the  shareholder  holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable  CDSC or  Limited  CDSC.  Redemption  proceeds  will  be  distributed promptly,  as described  below, but not later than seven days after receipt of a redemption request. The Fund reserves the right to reject a written or telephone redemption  request or delay payment of redemption  proceeds if there has been a recent change to the shareholder's address of record.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must

                                       34

also provide the name of the Delaware  Investments(R)  Fund in which you want to invest the  proceeds.  Exchange  instructions  and  redemption  requests must be signed by the record  owner(s)  exactly as the  shares are  registered.  You may request a redemption or an exchange by calling the Shareholder Service Center at
800  523-1918.  The Fund may  suspend,  terminate,  or  amend  the  terms of the exchange privilege upon 60 days' written notice to shareholders.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an emergency  exists,  as a result of which  disposal by the Fund of  securities owned by it is not reasonably  practical,  or it is not reasonably practical for the Fund fairly to value its assets,  or in the event that the SEC has  provided for such  suspension for the protection of  shareholders,  the Fund may postpone payment or suspend the right of  redemption  or  repurchase.  In such case,  the shareholder  may withdraw the request for  redemption  or leave it standing as a request for redemption at the NAV next determined  after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day  period for any one shareholder.

     The value of the Fund's  investments is subject to changing  market prices.
Thus, a shareholder  redeeming  shares of the Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of the Fund are subject to CDSCs as described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund  Classes'  Prospectus.  Except for the  applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Fund nor the Distributor  charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class A Shares  of the Fund may  exchange  all or part of their shares  for  certain  of the  shares  of other  Delaware  Investments(R)  Funds, including  other Class A Shares,  but may not exchange  their Class A Shares for
Class  B  Shares  or  Class  C  Shares  of the  Fund  or of any  other  Delaware
Investments(R)  Fund.  Holders  of Class B Shares of the Fund are  permitted  to exchange  all or part of their  Class B Shares only into Class B Shares of other
Delaware Investments(R) Funds. Similarly,  holders of Class C Shares of the Fund are  permitted to exchange all or part of their Class C Shares only into Class C
Shares  of other  Delaware  Investments(R)Funds.  Class B Shares of the Fund and
Class C Shares of the Fund  acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares,  the  automatic  conversion  schedule of the fund from which the  exchange is made.  The holding  period of Class B Shares of the Fund  acquired  by  exchange  will be added to that of the shares  that were exchanged for purposes of determining the time of the automatic  conversion into
Class A Shares of the Fund.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original Shares") for shares of other Delaware  Investments(R)  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that

                                       35

might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Fund, the Fund's CDSC schedule may be higher than the CDSC schedule  relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Fund for a longer  period of time than if the  investment  in New  Shares were made directly.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Fund will be made  without the  imposition  of a
CDSC by the Delaware  Investments(R)  Fund from which the exchange is being made at the time of the exchange.

     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

                                      * * *

     The Fund has made available  certain  redemption  privileges,  as described below.  The Fund  reserves  the right to suspend or  terminate  these  expedited payment procedures upon 60 days' written notice to shareholders.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your  Class A Shares in  certificate  form,  you may redeem or exchange only by written request and you must return your certificates.

     Telephone  Redemption:  "Check to Your  Address of Record"  service and the
"Telephone   Exchange"   service,   both  of  which  are  described  below,  are
automatically  provided  unless you  notify the Fund in writing  that you do not wish to have such  services  available  with respect to your  account.  The Fund reserves the right to modify,  terminate  or suspend  these  procedures  upon 60 days' written notice to  shareholders.  It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible  for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  -- Check to Your  Address of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

                                       36

     Telephone  Redemption  --  Proceeds  to Your Bank:  Redemption  proceeds of
$1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should  authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other Delaware  Investments(R) Funds, subject to the same conditions and limitations as other exchanges noted above.  Telephone exchanges are subject to the requirements of the Fund, as described above.  Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

                                       37

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM)  On Demand.  When you authorize the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the Fund does not recommend any specific amount of withdrawal.  Shares purchased with the initial  investment  and through  reinvestment  of cash  dividends  and realized securities profits  distributions will be credited to the shareholder's account and sufficient  full and  fractional  shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional shares of the Fund Class at NAV. This plan is not recommended for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments(R) Funds or is investing in Delaware  Investments(R) Funds which do not carry a sales charge.  Redemptions of Class A Shares  pursuant to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a  dealer's  commission  has  been  paid on that  purchase.  The applicable  Limited  CDSC for  Class A Shares  and CDSC for Class B and C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all redemptions under the Plan will be subjected to the applicable
CDSC,  including an assessment for previously  redeemed  amounts under the Plan.
Whether  a waiver  of the CDSC is  available  or not,  the  first  shares  to be redeemed for each  Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired  through  the  reinvestment  of  distributions.  See the Fund  Classes'
Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not

                                       38

identical  to the name and  address  on your  Fund  account,  you must have your signature  guaranteed.  The  Fund  does not  charge a fee for any this  service;
however, your bank may charge a fee.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC,  as described in the Fund
Classes' Prospectus, will be imposed on certain redemptions of Class A Shares if shares are redeemed  during the two years after the purchase,  unless a specific waiver of the charge  applies.  An exchange of such Class A Shares into  another
Delaware Investments(R) Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited CDSC is assessed if such  two-year  period is not satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

                             DISTRIBUTIONS AND TAXES

Distributions
     Dividends,  if any,  are  declared  each  day the Fund is open and are paid monthly on the first  Business Day following  the end of each month.  Payment by check of cash  dividends  will  ordinarily be mailed within three  Business Days after the payable date.  Net  investment  income earned on days when the Fund is not open will be declared as a dividend on the next Business  Day.  Purchases of
Fund shares by wire begin earning  dividends  when  converted into Federal Funds and available  for  investment,  normally the next  Business Day after  receipt.
However,  if the  Fund is  given  prior  notice  of  Federal  Funds  wire and an acceptable  written guarantee of timely receipt from an investor  satisfying the
Fund's credit  policies,  the purchase will start earning  dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable  financial condition and credit history in the sole discretion of the
Fund.  The Fund  reserves  the  right to  terminate  this  option  at any  time.
Purchases by check earn dividends upon conversion to Federal Funds, normally one
Business Day after receipt.

     Any  distributions  from  net  realized  securities  profits  will  be made annually  during  the  quarter  following  the close of the  fiscal  year.  Such distributions  will be  reinvested  in  shares at the NAV in effect on the first
Business Day after month end, unless the  shareholder  elects to receive them in cash. The Trust will mail a quarterly  statement  showing dividends paid and all the transactions made during the period.

     Each Class of the Fund will share  proportionately in the investment income and  expenses  of the Fund,  except  that  each  Fund  Class  will  alone  incur distribution  fees under its Rule 12b-1 Plan. See "Plans under Rule 12b-1" above for more information.

     Dividends are  automatically  reinvested in additional shares at NAV on the payable  date,  unless an election to receive  dividends  in cash has been made.
Dividend   payments  of  $1.00  or  less  will  be   automatically   reinvested,
notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.
If a shareholder redeems an entire account, all dividends accrued to the time of the  withdrawal  will be paid by  separate  check at the end of that  particular monthly  dividend  period,  consistent  with the payment  and  mailing  schedule described above. Any check in payment of dividends or other  distributions which cannot be delivered by the United States Post Office or which  remains  uncashed for a  period  of more  than one year  may be  reinvested  in the  shareholder's account at the then-current NAV and the dividend option may be changed from cash to reinvest.  The Fund may deduct from a shareholder's  account the costs of the
Fund's effort to locate a shareholder if a shareholder's mail is returned by the
Post

                                       39

Office or the Fund is otherwise  unable to locate the  shareholder or verify the shareholder's  mailing  address.  These  costs may include a  percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

Distributions of Net Investment Income
     The  Fund  receives  income  generally  in  the  form  of  interest  on its investments.  This income,  less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.

     By meeting  certain  requirements  of the Code,  the Fund  qualifies to pay exempt-interest  dividends to you.  These  dividends  are derived from  interest income  exempt from regular  federal  income tax, and are not subject to regular federal  income tax when they are paid to you. In  addition,  to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political  subdivisions,  or from interest on  qualifying  U.S.  territorial obligations  (including  qualifying  obligations of Puerto Rico, the U.S. Virgin
Islands and Guam),  they also may be exempt from that  state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income
     The Fund may earn taxable income from many sources,  including  income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of market discount bonds. Any  distributions by the Fund from this income will be taxable to you as ordinary  income,  whether you receive  them in cash or in additional shares.

Distributions of Capital Gain
     The Fund may  realize a capital  gain or loss in  connection  with sales or
other  dispositions  of  its  portfolio   securities.   Distributions  from  net
short-term capital gain will be taxable to you as ordinary income. Distributions from net  long-term  capital  gain will be taxable to you as  long-term  capital gain,  regardless  of how long you have  held your  shares in the Fund.  Any net capital gain realized by the Fund generally will be distributed  once each year, and may be distributed  more  frequently,  if necessary,  to reduce or eliminate excise or income taxes on the Fund.

     For federal income tax purposes,  portfolio  securities of the Fund had net unrealized  appreciation  at February  28, 2006 of  $38,740,353  on the basis of specific cost.

Information on the Amount and Tax Character of Distributions
     The Fund will inform you of the amount of your taxable  ordinary income and capital gain  dividends at the time they are paid,  and will advise you of their tax  status  for  federal  income  tax  purposes  shortly  after the end of each calendar year,  including the portion of the  distributions  that on average are comprised of taxable  income or interest  income that is a tax  preference  item when determining your alternative  minimum tax. If you have not held Fund shares for a full year,  the Fund may  designate  and  distribute  to you,  as taxable, tax-exempt  or tax  preference  income,  a percentage  of income that may not be equal to the actual  amount of this type of income  earned  during the period of your  investment  in the Fund.  Taxable  distributions  declared  by the Fund in
December but paid in January are taxed to you as if made in December.

Election to be Taxed as a Regulated Investment Company
     The Fund has elected to be treated as a regulated  investment company under
Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current  fiscal year.  As a regulated  investment  company,  the Fund generally  pays no federal  income tax on the income and gains it distributes to you. The Board of Trustees  reserves the right not to distribute  the Fund's net long-term  capital  gain or not to maintain the  qualification  of the Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, the Fund would be taxed on the gain,  and  shareholders  would be notified  that they are entitled  to a credit or refund for the tax paid by the Fund.  If the Fund fails to  qualify  as a  regulated  investment  company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions to you will be taxed as dividend income to the extent of such
Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet

                                       40

certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the securities of a qualified publicly traded partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements
     As a regulated  investment company,  the Fund is required to distribute its income and gains on a calendar year basis,  regardless of the Fund's fiscal year end as follows:

     Required  Distributions.  To avoid federal excise taxes,  the Code requires the Fund to  distribute  to you by December 31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions  for that  calendar  year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses  realized  between  November 1 and its fiscal year end of February 28  ("post-October  loss") as occurring on the first day of the following tax year (i.e., March 1).

Sales, Exchanges and Redemption of Fund Shares
     Sales,  exchanges and redemptions  (including  redemptions in kind) of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund  shares,  the IRS will  require that you report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize  will be a capital  gain or loss and will be  long-term or short-term,  generally depending on how long you held your shares. The automatic conversion  of Class B Shares  into  Class A Shares at the end of  approximately
eight  years  after   purchase  will  be  tax-free  for  federal  tax  purposes.
Shareholders should consult their tax advisers regarding the state and local tax consequences  of the  conversion  of Class B Shares into Class A Shares,  or any other conversion or exchange of shares.

     Redemptions  at a Loss within Six Months of Purchase.  Any loss incurred on the  redemption  or  exchange  of  shares  held for six  months  or less will be disallowed  to the  extent  of any  exempt-interest  dividends  paid to you with respect  to your  Fund  shares,  and any  remaining  loss will be  treated  as a long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis -- Class A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be

                                       41

required  to adjust  your  basis in the  shares  you sell  under  the  following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. Government Securities
     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status to mutual fund dividends paid to you from interest earned on these securities,  subject in some states to minimum  investment or reporting requirements  that  must be met by a fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Ginnie  Mae  and  Fannie  Mae  securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals
     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions  are  expected to be  qualified  dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction For Corporations
     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities
     The Fund may invest in complex  securities  that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by the Fund is treated as  ordinary  or  capital,  or as interest or dividend income. These rules could also accelerate the recognition of income, or defer losses, to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions).  These rules could, therefore, affect the amount,  timing or character of the income  distributed  to you by the Fund. For example:

     Derivatives. The Fund is permitted to invest in certain options and futures contracts. If it makes these investments, it could be required to mark-to-market these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses.  In  determining  its net  income  for  excise tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts annually as of October 31 (for  capital  gain net  income) and  December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

     Tax straddles. The Fund's investment in options and futures contracts could cause the Fund to hold offsetting positions in securities. If the Fund's risk of loss with  respect to specific  securities  in its  portfolio  is  substantially diminished by the fact that it holds other securities,  the Fund could be deemed to have entered into a tax  "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

Alternative Minimum Tax
     Interest on certain  private  activity  bonds,  while  exempt from  regular federal  income  tax,  is a  preference  item  for  you  when  determining  your alternative  minimum tax under the Code and under the income tax  provisions  of several states.  Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes,  depending on your personal or corporate tax position.  If you are a person  defined in the
Code as a substantial user (or person related to a user) of a facility  financed by private  activity  bonds,  you should  consult  with your tax advisor  before buying shares of the Fund.

                                       42

Treatment of Interest on Debt Incurred to Hold Fund Shares
     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt
     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable, perhaps retroactively to the date the security was issued.

Backup Withholding
     By law,  the Fund must  withhold a portion of your  taxable  dividends  and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors
     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Exempt Interest Dividends.  Exempt-interest  dividends from interest earned on municipal securities are not subject to U.S. withholding tax.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Limitations on Tax Reporting for Interest-Related  dividends and Short-term
Capital Gain dividends for Non-U.S. Investors. While the Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

                                       43

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

State and Local Taxes
     See "Dividends, distributions and taxes" in the Prospectus for a discussion of  Pennsylvania  taxation.  Shares of the Fund may be taxable  for  purposes of
Pennsylvania  inheritance tax.  Distributions by the Fund may not be exempt from state or local income tax in states  other than,  as  applicable,  Pennsylvania.
Shareholders  of the Fund are  advised to consult  their own tax advisor in this regard.

Tax-Free Income versus Taxable Income
     The Table below  illustrates  approximate  equivalent  taxable and tax-free yields at hypothetical  marginal  combined  federal and  Pennsylvania  effective income tax rates.  For example,  a couple resident in Pennsylvania  with taxable income of $123,700 in 2006, or a single individual resident in Pennsylvania with taxable income of $74,200 in 2006,  whose  investments earn a 4% tax-free yield, would have had to earn  approximately  a 5.50% taxable yield to receive the same benefit.

  Hypothetical Federal & Pennsylvania Taxable vs. Tax-Free Yields*

--------------- --------------------------------------------------------------
  Marginal                            A Tax-Free Yield Of
  Combined      --------------------------------------------------------------
  Tax Rate           3.00%        4.00%        5.00%         6.00%      7.00%
--------------- ----------- ------------ ------------ ------------- ----------
                   is equal to a taxable equivalent yield of approximately
--------------- --------------------------------------------------------------
        17.61%       3.64%        4.85%        6.07%         7.28%      8.50%
--------------- ----------- ------------ ------------ ------------- ----------
        27.30%       4.13%        5.50%        6.88%         8.25%      9.63%
--------------- ----------- ------------ ------------ ------------- ----------
        30.21%       4.30%        5.73%        7.16%         8.60%     10.03%
--------------- ----------- ------------ ------------ ------------- ----------
        35.06%       4.62%        6.16%        7.70%         9.24%     10.78%
--------------- ----------- ------------ ------------ ------------- ----------
        37.00%       4.76%        6.35%        7.94%         9.52%     11.11%
--------------- ----------- ------------ ------------ ------------- ----------

     *Certain simplifying assumptions have been made in the table. The amount of
     "Taxable  Income"  is the net amount  subject  to federal  income tax after deductions and exemptions, assuming that all income is ordinary income. Any particular  taxpayer's effective tax rate may differ. The marginal combined effective rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the federal  alternative minimum tax, imitations on federal or state itemized deductions,  the phase out of  deductions  for  personal  exemptions,  the  taxability  of  social security  or  railroad  retirement  benefits  or any  state or local  taxes payable on fund distributions. The yields listed above are for illustration only and are not necessarily  representative  of the Fund's yield. The Fund invests  primarily  in  obligations  the  interest  on which is exempt from federal income tax,  however,  some of the Fund's  investments may generate taxable  income.  Effective tax rates shown are those in effect on the date of this SAI; such rates might change after that date.

     The  foregoing  discussion  of  distributions  and taxes is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which

                                       44

may be  subject to  special  rules.  You  should  consult  your own tax  advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Fund's  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     The Fund  calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by the Fund with  respect  to a Class  during the period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less than the average for the entire period. The Fund also may advertise from  time to time the  total  return  of one or more  Classes  of  shares  on a
year-by-year  or  other  basis  for  various   specified  periods  by  means  of
quotations,  charts, graphs or schedules.  Performance  quotations represent the
Fund's past performance and should not be considered as representative of future results.  The  Fund  will  calculate  its  performance  in  accordance  with the requirements  of the rules  and  regulations  under  the 1940 Act,  or any other applicable U.S.  securities law, as they may be revised from time to time by the
SEC.

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in the Fund's Annual Report.  The Fund's  Statement of Net Assets,  Statement of
Operations,  Statement of Changes in Net Assets,  Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public  accounting  firm,  for the  fiscal  year  ended
February 28, 2006, are included in the Fund's Annual Report to shareholders. The financial  statements and financial  highlights,  the notes relating thereto and the report of Ernst & Young LLP listed above are  incorporated by reference from the Annual Report into this Part B.

                                PRINCIPAL HOLDERS

     As of June 15, 2006, the Trust  believes the following  accounts held 5% or more of the  outstanding  shares of Class A Shares,  Class B Shares  and Class C
Shares of the Fund:

---------------------- ---------------------------------------- ---------------
Class                  Name and Address of Account                 Percentage
---------------------- ---------------------------------------- ---------------
Class A Shares         Citigroup Global Markets, Inc.                     6.38%
                       House Account
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY  10001-2402
                       ---------------------------------------- ---------------
                       Merrill Lynch, Pierce, Fenner & Smith              5.78%
                       For the Sole Benefit of its Customers
                       Attn:  Fund Administration
                       4800 Dear Lake Drive East, 2nd Floor
                       Jacksonville, FL 32246-6484
--------------------- ---------------------------------------- ---------------
Class B Shares         Citigroup Global Markets, Inc.                     7.64%
                       House Account
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY  10001-2402
--------------------- ---------------------------------------- ---------------

                                       45

---------------------- ---------------------------------------- ---------------
Class                  Name and Address of Account                 Percentage
---------------------- ---------------------------------------- ---------------
Class C Shares         Merrill Lynch, Pierce, Fenner & Smith             12.08%
                       For the Sole Benefit of its Customers
                       Attn:  Fund Administration
                       4800 Dear Lake Drive East, 2nd Floor
                       Jacksonville, FL 32246-6484
                       ---------------------------------------- ---------------
                       David N. Arms and Janet E. Arms                    7.55%
                       2147 Deep Creek Road
                       Perkiomenville, PA 18074-9516
                       ---------------------------------------- ---------------
                       Pershing LLC                                      7.11%
                       P.O. Box 2052
                       Jersey City, NJ  07303-2052
                       ---------------------------------------- ---------------
                       Citigroup Global Markets, Inc.                    5.00%
                       House Account
                       Attn: Peter Booth, 7th Floor
                       333 W. 34th Street
                       New York, NY  10001-2402
 --------------------- ---------------------------------------- ---------------

                                       46

APPENDIX A - INVESTING IN PENNSYLVANIA TAX-EXEMPT OBLIGATIONS

     The  following  information  constitutes  only a brief  summary,  does  not purport to be a complete  description,  and is derived from official  statements prepared in connection with the issuance of bonds and notes of the  Commonwealth of Pennsylvania (the "Commonwealth"),  comprehensive annual financial statements
(CAFRs) of the Commonwealth,  and other sources that are generally  available to investors. The information is provided as general information intended to give a recent  historical  description  and is  not  intended  to  indicate  future  or continuing  trends in the financial or other positions of the Commonwealth or of
local  government  units  located  in  the   Commonwealth.   The  Fund  has  not
independently verified this information.

     Many  factors  affect  the  financial  condition  of  the  Commonwealth  of
Pennsylvania  (the  "Commonwealth")  and  its  political  subdivisions,  such as social,  environmental and economic conditions, many of which are not within the control of such entities.  Pennsylvania and certain of its counties,  cities and school  districts  and public  bodies  (most  notably the City of  Philadelphia, sometimes  referred to herein as the "City")  have from time to time in the past
encountered   financial   difficulties   which  have  adversely  affected  their
respective  credit  standings.   Such  difficulties   could  affect  outstanding
obligations of such entities, including obligations held by the Fund.

     The  General  Fund,  the  Commonwealth's  largest  fund,  receives  all tax revenues,  non-tax  revenues and federal  grants and  entitlements  that are not specified by law to be deposited  elsewhere.  The majority of the Commonwealth's operating and  administrative  expenses are payable from the General Fund.  Debt service on all bonded  indebtedness of the Commonwealth,  except that issued for highway  purposes or for the benefit of other special  revenue funds, is payable from the General Fund. The  Constitution  of the  Commonwealth  of  Pennsylvania
places a claim on revenues of the  Commonwealth  as security  for the payment of principal and interest on all debt of the Commonwealth. Legislation enacted with the adoption of the fiscal year 2003 budget  established a Budget  Stabilization
Reserve Fund. Beginning in fiscal year 2003 (FY2003), 25% of any fiscal year end surplus is to be deposited into the Budget  Stabilization  Fund. When the Budget
Stabilization  Reserve  Fund  balance  reaches or exceeds a level equal to 6% of
General Fund  revenues,  the  proportion of the General  Fund's fiscal  year-end balance to be  transferred to the Budget  Stabilization  Reserve Fund is lowered from 25% to 10%. The General Assembly may appropriate additional amounts to this fund  at  any  time.  At  present,  the  Commonwealth  maintains  a  balance  of approximately  $331.6 million in the Budget  Stabilization  Reserve Fund. Moneys held in this  Fund  may be  appropriated  only  upon the  recommendation  of the
Governor  and  the  approval  of a  separate  appropriation  bill  by a vote  of two-thirds of the members of both houses of the General Assembly.

     A rebounding  national economy that exceeded  preliminary  expectations for growth  resulted in actual  fiscal year 2004  Commonwealth  revenues  were above estimate by 2.9% or $636.7 million.  Total FY2004  Commonwealth  revenues net of reserve for tax refunds and including intergovernmental transfers and additional resources were $23,159.7 million. Total expenditures net of appropriation lapses and including  intergovernmental  transfers  and  expenditures  from  additional resources  totaled  $23,089.2  million.  As a result of  Commonwealth  financial operations  during  the  fiscal  year  the  preliminary  unappropriated  surplus
balance,   prior  to  the  statutorily  required  25%  transfer  to  the  Budget
Stabilization  Fund, was scheduled to increase $57.5 million to $266.8  million.
Following  the  statutorily  required 25%  transfer to the Budget  Stabilization
Reserve Fund ($66.7 million), a supplemental transfer of $123.3 million also was made to the Budget Stabilization Reserve Fund. As a result, the fiscal year 2004 unappropriated surplus balance was $76.7 million as of June 30, 2004.

     Revenues  available  to  the  Commonwealth   (including   intergovernmental
transfers and additional  resources)  increased 6.2% from FY2003 levels.  FY2004 revenues totaled $23,159.7 million,  an increase of $1,351.2 million over FY2003 revenues.  Commonwealth  taxes and  revenues,  prior to  reserves  for  refunds, increased by $1,513.6  billion to $22,828.1  million in FY2004, a 7.1% increase.
This  increase  in tax  revenues  was  primarily  due to  increases  for certain
Commonwealth  taxes  enacted  with the fiscal 2004  budget.  Tax revenues to the
Commonwealth for fiscal year 2004 exceeded the budget  estimate,  as recertified in December  2003, by $636.7  million or 2.9%.  Nearly all major tax and revenue categories  experienced revenue  collections above the budget estimate.  Reserve for tax refunds in fiscal year 2004 were $1,014.7  million,  an increase of 9.2%
over the fiscal year 2003 reserves.

     Expenditures for the fiscal year,  including  supplemental  appropriations, intergovernmental  transfers and additional resources,  and net of appropriation lapses, totaled $23.089 billion, representing an increase of $1,417.3 million or
6.5% from FY2003 levels. A total of $182.9 million in appropriations were lapsed
in  FY2004.   The  FY2004   continued   to   utilize   an   enhanced   level  of
intergovernmental transfers for a portion of medical assistance costs, albeit at a reduced rate from FY2003.

                                       47

Intergovernmental  transfers  replaced  $738.7  million of General  Fund medical assistance  costs in FY2004  compared to $844.6 million in FY2003.  Expenditures normally  funded  from  Commonwealth  revenues  that were  instead  funded  from additional  resources  in FY2004  totaled  $607.6  million.  These  expenditures included  $457.6 in available  federal  fiscal relief funds,  which were used to offset  certain  medical  assistance and other health care costs as well as $150 million  in  available  capital  debt fund  reserves,  which were used to offset
General Fund debt service costs in fiscal year 2004.

     For GAAP  purposes,  the General  Fund  reported a fund balance of $3,006.5 million at June 30,  2004,  an  increase  of $648.8  million  from the  reported
$2,357.7  million fund balance at June 30,  2003.  On a net basis,  total assets increased by $1,939 million to $10,464 million.  Liabilities increased by $1,290 million to $7,457 million largely because of a $764 million increase in accounts payable.  General Fund tax revenues increased by 8.4% due to economic growth and specific statutory  increases in certain tax bases and rates enacted in December
2003.  Intergovernmental revenues increased by 14.3%, due primarily to increases in federally-funded programs,  particularly medical and other assistance,  where expenditures  increased  over  the  prior  year.  Total  General  Fund  revenues increased by 10.3% during the fiscal year.

     As part of his fiscal year 2004 budget proposal,  the Governor proposed two major  program  expansions  that  were  enacted  by  the  General  Assembly.  In education,  the Governor proposed to shift a substantial portion of local public school costs from local  property  taxies  levied by the school  districts to an increased subsidy payment to school districts by the  Commonwealth.  The program as enacted would increase, over time, the Commonwealth's subsidy of local public school costs to 50% of total costs in the aggregate. Funds for educations at the local  level  totaling  nearly $1 billion  are  expected to be funded from taxes realized from the  legalization of slot machines at racetracks in the state. The increased  level of  education  funding from the  Commonwealth  would be used to reduce local  property  taxes by an equal amount.  The Governor also proposed an economic stimulus plan for the Commonwealth to provide  additional funding to be combined with private  investments  to invest in economic  development  projects within the state.  Investments are to be directed to blighted rural,  urban, and suburban  sites to be  re-developed  to spur the  location  of new  job-creating businesses. The funding for the economic stimulus program is to come from $2,025 million of debt issued over more than four fiscal  years.  The proposed  debt is composed of (i) $890  million of capital  budget debt issued in addition to that anticipated  to support  the  current  capital  budget  program  and (ii) $1,135 million of debt of the newly  created  Commonwealth  Financing  Authority  to be repaid from annual budget appropriations.

     Major portions of the Governor's  economic  stimulus  proposal were enacted with the passage of Acts 10, 12, 22, 23 and 67 of 2004.

     Total  FY2005  revenues,  net of reserves  for tax  refunds  and  including intergovernmental transfers and additional resources, totaled $24,346.3 million.
Total expenditures net of appropriation  lapses and including  intergovernmental transfers and expenditures from additional  resources were $24,053.9 million. As result  of  Commonwealth  financial  operations  during  the  fiscal  year,  the preliminary  unappropriated  surplus balance,  prior to the statutorily required
25% transfer to the Budget  Stabilization  Reserve Fund, was $429.2 million,  an increase of $162.5 million from the FY2004 preliminary ending balance. Following the statutorily required 25% transfer to the Budget  Stabilization  Reserve Fund
($64.4  million)  the FY2005  final  unappropriated  surplus  balance was $364.8 million as of June 30, 2005.

     The FY2005  budget was based  initially on an estimated  4.5%  increase for
Commonwealth  General Fund revenues  prior to accounting  for any changes in tax and revenue provisions  enacted in the second half of FY2004.  After adjustments for various tax rate and tax base changes  enacted for the FY2004 budget,  total
Commonwealth  General Fund revenues were  projected to increase 3.8% over FY2004 actual receipts and total  $23,866.5  million prior to reserves for tax refunds.
Total FY2005  Commonwealth  revenues  net of reserves for tax refunds,  exceeded
$24,308.5  million,  a 6.5%  increase  over  FY2004  receipts.  The tax  revenue component of  Commonwealth  receipts,  including the effects of the tax rate and tax base changes  enacted in FY2004,  rose $1,666.4  million or 7.6% over FY2004 actual  receipts.  An  estimated  two-thirds  of the increase in tax revenues is associated with the various tax rate and tax base changes.

     FY2005 state-level expenditures,  including supplemental appropriations and net of appropriation lapses, totaled $22,956.8 million, an increase of 5.6% from
FY2004  appropriations.  A total of $148.1 million in appropriations were lapsed in FY2005 and the FY2005  budget  continued  to  utilize  an  enhanced  level of intergovernmental transfers for a portion of medical assistance costs, albeit at a reduced rate from FY2004.  Intergovernmental transfers replaced $697.9 million of General Fund medical  assistance costs in FY2005,  compared to $738.7 million in  FY2004.  In  addition,  approximately  $399  million  in  additional  funds, primarily $377.6 million of remaining federal fiscal relief, was

                                       48

appropriated in FY2005 to fund  expenditures  normally funded from  Commonwealth revenues. The ending unappropriated balance was $364.8 million for FY2005.

     For GAAP  purposes,  the General  Fund  reported a fund balance of $2,869.1 million at June 30, 2005, a decrease of $137.4 million from the reported $3006.5 million fund balance at June 30, 2004. On a net basis, total assets decreased by
$601 million to $9,863 million.  Liabilities decreased by $463 million to $6,994 million.

     The  adopted  FY2006  budget  is based on an  estimated  2.8%  increase  in
Commonwealth  General Fund revenues from those  received in FY2005.  The enacted budget  appropriates  $24,277.6 million of Commonwealth  funds against estimated revenues net of tax refunds,  of $23,914.9 million.  The $362 million difference between estimated  revenues and recommended  appropriations is to be funded by a draw  down of the $364  million  FY2006  beginning  balance.  Additionally,  the enacted FY2006 budget allocates  additional  state funds to replace  significant amounts of formerly available federal funds.

     The FY2006  revenue  estimate  for the  Commonwealth,  as estimated in June
2005,  is based upon an economic  forecast of 3.3% growth in national real gross domestic  product from the start of the third  quarter of 2005 to the end of the second  quarter of 2006.  Trends in the  Commonwealth's  economy are expected to maintain their close association with national economic trends.  Personal income growth in  Pennsylvania  is projected to remain slightly below that of the U.S., while  the  Pennsylvania  unemployment  rate is  anticipated  to be close to the national rate. The tax revenue  component of Commonwealth  General Fund receipts is  expected  to  increase  by $731.8  million  or  approximately  3.1% prior to reserves for refunds,  whereas revenues from non-tax sources such as earnings on investments  and  escheats  are  forecast to decline by 8.5%.  A majority of the projected  decline  in  non-tax  revenues  is  attributable  to the phase out of onetime  revenue  enhancements  achieved  in  fiscal  years  2004 and 2005  from revisions to the Commonwealth's escheats program.

     The ongoing economic expansion and job creation experienced both nationally and within the Commonwealth during 2005 has contributed to Commonwealth revenues exceeding the estimates used to certify FY2006 General Fund revenues.  Estimates for FY2006  General Fund  revenues  were revised in February 2006 as part of the
Governor's  proposed  FY2007 budget.  Based on a continuation of economic growth from the third quarter of 2005 and trends in actual  receipts  through  January, the FY2006 General Fund revenue estimate was increased by $363.7 million.  Total
General Fund revenues for FY2006 are projected to be $25,353.6  million.  Actual
Commonwealth  revenues for the fiscal year-to-date  through May 2006, are $722.8 million (3.2%) above the estimate for that period.

     The enacted FY2006 budget provides $24,304.0 million of appropriations from
Commonwealth  revenues,  an  increase  of  5.4%  from  FY2005  expenditures  and represents  a planned draw down of $364  million of the  unappropriated  surplus balance  available  at the end of FY2005.  A portion of the  increased  level of state funded  appropriations is attributable to the replacement of federal funds received,  on a one-time  basis,  which were utilized during the FY2004 and 2005 budgets.  The enacted budget also includes $856.8 million in funding for various medical assistance  expenditures  through  intergovernmental  transfer proceeds, certain nursing home assessments and a tax on managed care  organizations.  This amount is an  increase  of nearly 23% from the $697.9  million in such  proceeds utilized  during  FY2005.  Under the  intergovernmental  transfer  transactions, certain county  governments  contribute  funds to the  Commonwealth  to help pay
Medicaid expenses.  The Commonwealth receives the contributions as augmentations to appropriations of Commonwealth  revenues for the medical assistance  program.
These  augmentations have the effect of supplementing the amount of Commonwealth revenues available for the medical assistance program and are available to match federal  Medicaid funds.  Federal  authority for  Pennsylvania to use the county contributions  to  pool  transactions  to  match  additional  federal  funds  is currently  scheduled  to expire in 2010.  The  preliminary  fiscal  year  ending unappropriated  balance,  net  of  lapses  and  supplemental  appropriations  is currently  estimated  to be  nearly  $272  million  for  FY2006.  Following  the statutorily-required transfer of 25% of this preliminary ending balance totaling nearly $68  million,  the 2006  fiscal  year  ending  unappropriated  balance is currently estimated to be nearly $204 million.

     In July 2005, the General  Assembly  approved and the Governor  signed into law Act 45 of 2005,  which authorized the issuance of up to $625 million in debt of the Commonwealth to support programs commonly referred to as "Growing Greener
II." The  enactment of Act 45  implements  the  Governor's  major  environmental initiative  in the FY2006  budget.  The Growing  Greener II program will provide bond funding for the maintenance and protection of the  environment,  open space and farmland  preservation,  watershed  protection,  abandoned mine reclamation, acid mine drainage remediation and

                                       49

other  environmental  initiatives.  Additionally,  Act 45 of 2005 authorizes the
Governor to direct up to $60 million in existing  Growing  Greener fees that are otherwise  directed into the Commonwealth's  Environmental  Stewardship Fund, to support  General Fund debt service for the  authorized  Growing  Greener II bond issuances.

     The  achievement  of the budgeted  results may be  adversely  affected by a number of trends or events,  including  developments  in the  national and state economy.

     A proposed  FY2007  budget was  submitted  by the  Governor  to the General
Assembly on February 8, 2006.  The  proposed  budget  recommends  appropriations totaling $25,425.3 million of Commonwealth funds against estimated revenues, net of tax refunds and proposed tax  reductions,  of $25,225.2  million.  The $200.1 million difference between estimated revenues and recommended  appropriations is to be funded by a draw down of the anticipated $204 million  beginning  balance.
Additionally,  the proposed FY2007 budget  allocates  additional  state funds to replace  significant  amounts of formerly available  intergovernmental  transfer transaction-derived federal funds.

     In February 2006, the Pennsylvania  General  Assembly began  appropriations committee  hearings  for  the  FY2007  budget.  Further  legislative  debate  is anticipated before both houses adopt the General Appropriation Bill. The General
Assembly may change,  eliminate or add amounts and items to the proposed  budget submitted by the  Governor,  and there can be no assurance  that the budget,  as proposed by the Governor, will be enacted into law by June 30. In the event that
the  General   Assembly  fails  to  pass  or  the  Governor  fails  to  sign  an appropriation  act prior to July 1 of any fiscal year for that fiscal year,  the
Pennsylvania  Constitution,  the laws of  Pennsylvania  and  certain  state  and federal court decisions  provide that the  Commonwealth may continue during such periods of an un-budgeted  fiscal year to make debt service  payments,  payments for mandated  federal  programs such as cash assistance and payments  related to the health and safety of the  citizens  of the  Commonwealth  such as police and correctional  services.  Failure,  however,  of the  Governor  and  the  General
Assembly to reach  agreement  on the budget  could have  adverse  effects on the
Commonwealth,  including, among others, the collection of revenue and completion of the annual audit.

     Pennsylvania had enacted legislation that gave local governments the option of reducing  property taxes and simplifying their local tax system by collecting earned  income  or other  taxes.  However,  few  municipalities  opted  for such
alternatives.   The   Pennsylvania   General   Assembly  is  again   considering
alternatives  to reduce local property  taxes.  Various  alternatives  have been proposed to pay for property  tax  reduction,  including  increases in the state income  and  sales  and use tax  rates,  broadening  the sales and use tax base, authorizing  and/or increasing local income taxes and utilization of anticipated slot machine gambling revenue.

     Pennsylvania is the sixth most populous state,  behind  California,  Texas,
New York,  Florida,  and Illinois.  Pennsylvania is an established  state with a diversified  economy.  Pennsylvania has historically  been identified as a heavy industry state  although that  reputation has changed over the last thirty years as the coal,  steel,  and railroad  industries  declined and the  Commonwealth's business environment readjusted to reflect a more diversified economic base. The economic  readjustment  was a  direct  result  of a  long-term  shift  in  jobs, investment  and workers away from the northeast  part of the nation.  Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions.

     Non-agricultural  employment in  Pennsylvania  over the ten years ending in
2005 increased at an average annual rate of 0.8% compared to 0.8% for the Middle
Atlantic  region  and  1.2%  growth  rate  for  the  nation.   Non-manufacturing
employment  in  Pennsylvania  has  increased  in recent years and reached 88% of total employment by 2005.  Consequently,  manufacturing employment constitutes a diminished share of total  employment  within the  Commonwealth.  Manufacturing, contributing 12.0% of 2005 non-agricultural  employment,  has fallen behind both the  services  sector  and the trade  sector  as the  largest  single  source of employment within the  Commonwealth.  In 2005, the services sector accounted for
43.9% of all  non-agricultural  employment  while the trade sector accounted for
16.4%.  The  unemployment  rate in  Pennsylvania  as of  March  2006  stood at a seasonably adjusted rate of 5.5%.

     Personal  income  in the  Commonwealth  for 2005 was  $433.75  billion,  an increase of 5% over the prior year.  This compares to national  personal  income growth of 5.6%.

     The Commonwealth  maintains contributory benefit pension plans covering all state employees, public school employees, and employees of certain state-related organizations. State employees are members of the State Employees'

                                       50

Retirement  System  ("SERS').  Public school employees are members of the Public
School Employees' Retirement System ("PSERS"). As of December 30, 2004, the SERS
Retirement  fund had net assets of $26,641  million  and an  unfunded  actuarial accrued  liability of $1,099  million  (although no unfunded  actuarial  accrued liability existed at the end of 2005). As of June 30, 2005, the PSERS Retirement
fund has plan net assets of $52,111 million and an unfunded actuarial  liability of $10,007 million.

     The current  Constitutional  provisions  pertaining  to  Commonwealth  debt permit  the  issuance  of the  following  types  of debt:  (i) debt to  suppress
insurrection    or    rehabilitate    areas    affected   by   disaster;    (ii)
electorate-approved  debt;  (iii)  debt  for  capital  projects  subject  to  an aggregate  debt limit of 1.75  times the  annual  average  tax  revenues  of the preceding  five fiscal  years;  and (iv) tax  anticipation  notes payable in the fiscal  year of  issuance.  All  debt  except  tax  anticipation  notes  must be amortized in substantial and regular amounts.

     Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway  purposes or the benefit of other special  revenue funds, is payable from Pennsylvania's  General Fund, which receives all Commonwealth revenues that are not  specified by law to be deposited  elsewhere.  Net  outstanding  general obligation debt totaled $6.747.4 million at June 30, 2005.

     Other  state-related   obligations   include  "moral   obligations."  Moral
obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency
("PHFA"),  a state-created  agency that provides financing for housing for lower and moderate income  families.  PHFA's bonds,  but not its notes,  are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal  to the  maximum  annual  debt  service  on its  outstanding  bonds in any succeeding  calendar year. PHFA is not permitted to borrow  additional  funds as long as any deficiency exists in the capital reserve fund.

     The Commonwealth,  through several of its departments and agencies,  leases various real  property and  equipment.  Some leases and their  respective  lease
payments  are,  with  Commonwealth  approval,   pledged  as  security  for  debt
obligations  issued by certain public  authorities or other entities  within the state.  All lease payments due from  Commonwealth  departments  and agencies are subject to and dependent upon an annual spending  authorization approved through the  Commonwealth's  annual budget process.  The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made.  The  obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

     The Commonwealth  Financing Authority (the "CFA"), a major component of the
Governor's Economic Stimulus Proposals for the Commonwealth,  was established in
April  2004  with  the  enactment  of  legislation  establishing  the  CFA as an independent  authority and an  instrumentality  of the Commonwealth.  The CFA is authorized  to issue its  limited  obligation  revenue  bonds and other types of limited  obligation  revenue financing for the purposes of promoting the health, safety,  employment,  business  opportunities,  economic  activity  and  general welfare of the Commonwealth and its citizens through loans, grants,  guarantees, leases, lines and letters of credit and other financing  arrangements to benefit both for-profit and non-profit  entities.  The CFA's bonds and financings are to be secured by revenues and accounts of the CFA,  including funds appropriated to
CFA from general  revenues of the Commonwealth for repayment of CFA obligations.
The  obligations of the CFA will not be a debt or liability of the  Commonwealth but it is  expected  that  the CFA may  issue  debt  that  may be  payable  from appropriations of the Commonwealth.

     In November  2005,  the CFA issued its first bonds  totaling  approximately
$187.5 million, all of which are still currently outstanding. The Commonwealth's
FY2006 enacted budget  appropriates $8.294 million in state funds to the CFA for payment of all or a portion of CFA debt service  during  FY2006.  The Governor's proposed FY2007 budget includes a recommendation  for $36.939 million in General
Fund  appropriations to support CFA debt service during FY2007,  which amount is expected to be sufficient to support the bonds issued by CFA in November 2005 as well as the approximately $187,500,000 of bonds issued by CFA on April 19, 2006.
Additional  appropriations  from  Commonwealth  General  Funds for  future  debt service  beyond those  mentioned in this section are expected to be requested by the  Department  of Community  and  Economic  Development  for  inclusion in the
Governor's  Executive Budget request to the General Assembly.  Any appropriation of general  revenues  will  require  the passage of  legislation  by the General
Assembly and approval by the Governor for a designated fiscal period.

     Certain state-created  agencies have statutory  authorization to issue debt for which state appropriations to pay debt service thereon is not required.  The debt of these agencies is supported by assets of, or revenues  derived from, the various  projects  financed and are not a statutory or moral  obligation  of the
Commonwealth. Some of these agencies, however, are

                                       51

indirectly dependent on Pennsylvania appropriations.

     The  Pennsylvania  Intergovernmental  Cooperation  Authority  ("PICA")  was
created by Commonwealth  legislation in 1991 to assist Philadelphia in remedying fiscal emergencies.  PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning  its  budgetary and fiscal  affairs.  At this time,  Philadelphia  is operating  under a five-year  fiscal plan  approved by PICA on July 21, 2005. No further  bonds are to be issued by PICA for the  purpose of  financing a capital project or deficit as the  authority  for such bond sales  expired  December 31,
1994.  PICA's  authority  to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995. Its ability to refund existing outstanding debt  is  unrestricted.  PICA  had  $723.6  million  in  special  revenue  bonds outstanding as of June 30, 2005.  Neither the taxing power nor the credit of the
Commonwealth is pledged to pay debt service on PICA's bonds.

     There  are  various  litigations  pending  against  the  Commonwealth,  its officers and employees.  In 1978, the Pennsylvania  General Assembly  approved a limited  waiver of  sovereign  immunity.  Damages  for any loss are  limited  to
$250,000  for each person and $1 million for each  accident.  The Supreme  Court held that this limitation is constitutional.  Approximately  3,500 suits against the  Commonwealth  are  pending.  Tort claim  payments for the  departments  and
agencies,   other  than  the  Department  of   Transportation,   are  paid  from
departmental  and  agency  operating  and  program  appropriations.  Tort  claim payments for the  Department of  Transportation  are paid from an  appropriation from the Motor  License  Fund.  The Motor  License Fund tort claim  payments for fiscal year 2006 is $20 million.

APPENDIX B - DESCRIPTION OF RATINGS

     The following  paragraphs contain excerpts from Moody's,  S&P's and Fitch's rating descriptions.  These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk
associated with high yield securities.

General Rating Information

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE
--------------------------------------------------------------------------------
BOND RATINGS
------------------- ------------------------------------------------------------
Aaa:                Bonds  which  are  rated  Aaa are  judged  to be of the best quality.  They carry the smallest  degree of investment risk and are  generally  referred  to as  "gilt  edge."  Interest payments  are  protected  by a large or by an  exceptionally stable  margin and  principal  is secure.  While the various protective  elements  are likely to change,  such changes as
                    can  be   visualized   are  most   unlikely  to  impair  the
                    fundamentally strong position of such issues.
------------------- ------------------------------------------------------------
 Aa:                Bonds which are rated Aa are judged to be of high quality by all  standards.  Together  with the Aaa group they  comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because  margins of  protection may not
                    be  as  large  as  in  Aaa   securities  or  fluctuation  of
                    protective elements may be of greater amplitude or there may be other  elements  which  make the long term  risks  appear somewhat larger than in Aaa securities.
------------------- ------------------------------------------------------------
A:                  Bonds which are rated A possess  many  favorable  investment attributes  and are  considered  as  upper  medium  grade A:
                    obligations.   Factors  giving  security  to  principal  and
                    interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
------------------- ------------------------------------------------------------
Baa:                Bonds  that  are  rated  Baa  are  considered  medium  grade obligations,  i.e.,  they are neither  highly  protected nor poorly  secured.  Interest  payments and principal  security appear  adequate  for the  present  but  certain  protective
                    elements  may  be  lacking  or  may  be   characteristically
                    unreliable  over any great  length of time.  Such bonds lack outstanding  investment  characteristics  and in  fact  have speculative characteristics as well.
------------------- ------------------------------------------------------------
Ba:                 Bonds  which  are rated Ba are  judged  to have  speculative elements; their future cannot be considered as well assured.
                    Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded  during both  good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.
------------------- ------------------------------------------------------------
B:                  Bonds which are rated B generally  lack  characteristics  of
                    the   desirable   investment.   Assurance  of  interest  and
                    principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.
------------------- ------------------------------------------------------------
Caa:                Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.
------------------- ------------------------------------------------------------
Ca:                 Bonds  which are rated Ca  represent  obligations  which are speculative  in a high  degree.  Such  issues  are  often in default or have other marked shortcomings.
------------------- ------------------------------------------------------------
C:                  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------------- ------------------------------------------------------------
SHORT-TERM DEBT RATINGS
Moody's  short-term debt ratings are opinions of the ability of issuers to repay punctually senior  obligations which have an original maturity not exceeding one year.
--------------------------------------------------------------------------------
P-1:                Issuers   rated    "PRIME-1"   or   "P-1"   (or   supporting
                    institutions)  have superior ability for repayment of senior short-term debt obligations.
------------------- ------------------------------------------------------------
P-2:                Issuers   rated    "PRIME-2"   or   "P-2"   (or   supporting
                    institutions)  have a strong ability for repayment of senior short-term debt obligations.
------------------- ------------------------------------------------------------
P-3:                Issuers   rated    "PRIME-3"   or   "P-3"   (or   supporting
                    institutions)  have an  acceptable  ability for repayment of senior short-term debt obligations.

--------------------------------------------------------------------------------
MUNICIPAL NOTE RATINGS
Issuers  or the  features  associated  with  Moody's  MIG or  VMIG  ratings  are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation  is unique with no  implication as to any other similar issue of the same obligor.  MIG ratings  terminate at the retirement of the obligation  while
VMIG rating expiration will be a function of each issue's specific structural or credit features.
--------------------------------------------------------------------------------
MIG 1/VMIG 1:       This  designation  denotes  best  quality.  There is present
                    strong  protection  by  established  cash  flows,   superior
                    liquidity support, or demonstrated broad-based access to the market for refinancing.
------------------- ------------------------------------------------------------
MIG 2/VMIG 2:       This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
------------------- ------------------------------------------------------------
MIG 3/VMIG 3:       This designation  denotes  favorable  quality.  All security
                    elements  are   accounted  for  but  there  is  lacking  the
                    undeniable  strength of the preceding grades.  Liquidity and cash flow  protection  may be narrow and  market  access for refinancing is likely to be less well established.
------------------- ------------------------------------------------------------
MIG 4/VMIG 4:       This  designation   denotes  adequate  quality.   Protection
                    commonly  regarded as required of an investment  security is
                    present  and  although  not   distinctly  or   predominantly
                    speculative, there is specific risk.
------------------- ------------------------------------------------------------

                                       53

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
BOND RATINGS
------------------- ------------------------------------------------------------
AAA:                Highest-grade obligations;  extremely strong capacity to pay principal and interest.
------------------- ------------------------------------------------------------
AA:                 Also qualify as high-grade obligations,  and in the majority of instances  differ from AAA issues only in a small degree;
                    very strong capacity to pay principal and interest.
------------------- ------------------------------------------------------------
A:                  Strong ability to pay interest and repay principal; somewhat
                    more   susceptible  to  the  adverse   effects  of  changing
                    circumstances   and  economic   conditions   although   more
                    susceptible to changes in circumstances.
------------------- ------------------------------------------------------------
BBB:                Regarded as having an adequate  capacity to pay interest and
                    repay  principal;   normally  exhibit  adequate   protection
                    parameters,  but  adverse  economic  conditions  or changing circumstances  more likely to lead to  weakened  capacity to pay  principal  and interest  than for  higher-rated  bonds.
------------------- ------------------------------------------------------------
BB,  B,             Regarded,  on  balance,  as having  significant  speculative
CCC,  CC,  C:       characteristics.   BB   indicates   the   least   degree  of
                    speculation and C the highest degree of  speculation.  While such  debt  will  likely  and some  quality  and  protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
------------------- ------------------------------------------------------------
D:                  In default.
------------------- ------------------------------------------------------------
COMMERCIAL  PAPER RATINGS
S&P's  commercial  paper ratings are current  assessments  of the  likelihood of timely payment of debt having an original maturity of no more than 365 days.
------------------- ------------------------------------------------------------
A-1:                The A-1  designation  indicates  that the  degree  of safety regarding  timely payment is strong.  A plus (+) designation is  applied  only to those  issues  rated A-1 which  possess extremely strong characteristics.
------------------- ------------------------------------------------------------
A-2:                Capacity for timely  payment on issues with the  designation
                    A-2 is satisfactory,  however, the relative degree of safely is not as high as for issues designated A-1.
------------------- ------------------------------------------------------------
A-3:                Issues carrying this designation  have an adequate  capacity for timely payment.  They are,  however,  more vulnerable to
                    the  adverse  effects  of  changes  in  circumstances   than
                    obligations carrying the higher designations.
------------------- ------------------------------------------------------------
MUNICIPAL NOTE RATINGS
An S&P municipal note rating  reflects the liquidity  concerns and market access risks unique to notes.  Notes due in 3 years or less will likely  receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization   schedule  (the  larger  the  final  maturity  relative  to  other maturities, the more likely it will be treated as a note).

Sources  of  payment  (the more  dependent  the issue is on the  market  for its refinancing, the more likely it will be treated as a note).

--------------------------------------------------------------------------------
SP-1:               Strong capacity to pay principal and interest.  Those issues determined  to possess  very strong  safety  characteristics will be given a plus (+) designation.
------------------- ------------------------------------------------------------
SP-2:               Satisfactory  capacity to pay principal  and interest,  with some vulnerability to adverse financial and economic changes over the term of the notes.
------------------- ------------------------------------------------------------
SP-3:               Speculative capacity to pay principal and interest.

------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
FITCH, INC.
--------------------------------------------------------------------------------
BOND RATINGS
------------------- ------------------------------------------------------------
AAA                 Highest quality; obligor has exceptionally strong ability to pay  interest and repay  principal,  which is unlikely to be affected by reasonably foreseeable events.
------------------- ------------------------------------------------------------
AA                  Very high  quality;  obligor's  ability to pay  interest and repay  principal is very strong.  Because bonds rated in the
                    AAA and AA categories  are not  significantly  vulnerable to foreseeable  future  developments,  short-term debt of these issuers is generally rated F-1+.
------------------- ------------------------------------------------------------
A                   High  quality;  obligor's  ability to pay interest and repay principal  is  considered  to be  strong,  but  may be  more vulnerable  to adverse  changes in economic  conditions  and circumstances than higher-rated bonds.
------------------- ------------------------------------------------------------
BBB                 Satisfactory  credit  quality;   obligor's  ability  to  pay
                    interest  and  repay   principal  is  considered   adequate.
                    Unfavorable changes in economic conditions and circumstances are more likely to  adversely  affect these bonds and impair timely  payment.  The  likelihood  that the ratings of these bonds will fall below  investment  grade is higher  than for higher-rated bonds.
------------------- ------------------------------------------------------------
BB,                 Not investment grade; predominantly speculative with respect
CCC,                to  the  issuer's  capacity  to  repay  interest  and  repay
CC, C:              principal in accordance with the terms of the obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.
------------------- ------------------------------------------------------------

                                       54

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  documents  indicated below, except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 44 filed February 29, 2000.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 44 filed February 29, 2000.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit No. EX-99.b.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 44 filed
                    February 29, 2000.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005) attached as Exhibit No. EX-99.b.

          (d)  Investment Management Agreement.

               (1)  Executed  Investment  Management  Agreement  (May  1,  2000)
                    between  Delaware  Management  Company and the Registrant on
                    behalf  of  the  Fund   incorporated  into  this  filing  by
                    reference to Post-Effective Amendment No. 46 filed April 30,
                    2001.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of the Fund  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  47 filed
                         April 30, 2002.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial  Distributors,  Inc.  attached as Exhibit No.
                         EX-99.e.1.ii.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                          Appendix A to Second  Amended  and Restated  Financial
                          Intermediary   Distribution   Agreement   attached  as
                          Exhibit No. EX-99.e.1.iii.

               (2)  Dealer's   Agreement   incorporated   into  this  filing  by
                    reference to Post-Effective Amendment No. 47 filed April 30,
                    2002.

               (3)  Vision  Mutual Fund  Gateway(R) Agreement incorporated  into this filing by reference to Post-Effective  Amendment No. 48 filed April 30, 2003.

               (4)  Registered  Investment Advisers Agreement  incorporated into this filing by reference to Post-Effective  Amendment No. 48 filed April 30, 2003.

               (5)  Bank/Trust  Agreement   incorporated  into  this  filing  by
                    reference to Post-Effective Amendment No. 48 filed April 30,
                    2003.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreement.

               (1)  Executed Custodian  Agreement (May 1, 1996) between JPMorgan
                    Chase Bank and the Registrant  incorporated into this filing by reference to Post-Effective  Amendment No. 40 filed March
                    31, 1998.

                    (i)  Executed   Amendment   (July  1,  2001)  to   Custodian
                         Agreement   between   JPMorgan   Chase   Bank  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No.  48 filed  April 30,
                         2003.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on
                    behalf  of  the  Fund   incorporated  into  this  filing  by
                    reference to Post-Effective Amendment No. 47 filed April 30,
                    2002.

                    (i)  Executed  Schedule A (August 24,  2001) to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  48 filed
                         April 30, 2003.

                    (ii) Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services    Agreement    attached    as   Exhibit   No.
                         EX-99.h.1.ii.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 40 filed March 31, 1998.

                    (i)  Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit No. EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  30,  2005)  to
                         Schedule A to the Delaware  Investments Family of Funds
                         Fund  Accounting  Agreement  attached  as  Exhibit  No.
                         EX-99.h.2.ii.

               (3)  Form of  Advisory  Expense  Limitation  Letter  (June  2006)
                    between  Delaware  Management  Company  and  the  Registrant attached as Exhibit No. EX-99.h.3.

               (4)  Form of Distribution  Expense  Limitation Letter (June 2006)
                    between  Delaware  Distributors,  L.P.  and  the  Registrant attached as Exhibit No. EX-99.h.4.

          (i)  Legal Opinion.  Opinion and Consent of Counsel (February 8, 2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 44 filed February 29, 2000.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (June 2006) attached as Exhibit No. EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 47 filed April 30, 2002.

               (2)  Plan under Rule 12b-1 for Class B (April 19, 2001) on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 47 filed April 30, 2002.

               (3)  Plan under Rule 12b-1 for Class C (April 19, 2001) on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 47 filed April 30, 2002.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               attached as Exhibit No. EX-99.n.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other.  Powers of Attorney (May 18, 2005)  incorporated into this filing by reference to Post-Effective Amendment No. 51 filed June
               29, 2005.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) attached as Exhibit No. EX-99.b.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware Group Limited-Term  Government Funds, Delaware
          Group  Tax-Free Fund,  Delaware  Group  Tax-Free Money Fund,  Delaware
          Investments  Municipal  Trust,  Delaware  Pooled  Trust,  Delaware VIP
          Trust,  Voyageur Insured Funds,  Voyageur Intermediate Tax-Free Funds,
          Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds
          III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado  Insured  Municipal Income Fund, Inc.,
          Delaware   Investments  Florida  Insured  Municipal  Income  Fund  and
          Delaware Investments Minnesota Municipal Income Fund II, Inc.) as well as to  certain  non-affiliated  registered  investment  companies.  In addition,  certain  officers of the Manager  also serve as trustees of other  Delaware  Investments  Funds,  and  certain  officers  are also officers  of these  other  funds.  A company  indirectly  owned by the
          Manager's  parent company acts as principal  underwriter to the mutual funds in the  Delaware  Investments  Funds  (see  Item 27  below)  and another  such  company  acts  as the  shareholder  services,  dividend disbursing,  accounting  servicing  and transfer  agent for all of the
          Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                    Other Positions and Offices Held
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jude T. Driscoll             President/Chief Executive     Chairman/President/           Mr. Driscoll has served in
                             Officer                       Chief Executive Officer       various executive capacities
                                                                                         within Delaware Investments

                                                                                         President/Chief Executive Officer
                                                                                         and Director -
                                                                                         Lincoln National Investments
                                                                                         Companies, Inc.

                                                                                         Director - HYPPCO Finance Company
                                                                                         Ltd.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Ryan K. Brist                Executive Vice                Executive Vice                Mr. Brist has served in various
                             President/Managing            President/Managing            executive capacities within
                             Director/Chief Investment     Director/Chief Investment     Delaware Investments
                             Officer - Fixed Income        Officer - Fixed Income
                                                                                         Vice President - Lincoln National
                                                                                         Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
John C.E. Campbell           Executive Vice                None                          Mr. Campbell has served in
                             President/Global Marketing                                  various executive capacities
                             & Client Services                                           within Delaware Investments

                                                                                         President/Chief Executive Officer
                                                                                         - Optimum Fund Trust
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Patrick P. Coyne             Executive Vice President/     Executive Vice President/     Mr. Coyne has served in various
                             Managing Director/Chief       Managing Director/Chief       executive capacities within
                             Investment Officer - Equity   Investment Officer - Equity   Delaware Investments
                             Investments                   Investments
                                                                                         Managing Director - Fixed Income
                                                                                         - Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip N. Russo(1)           Executive Vice                None                          Mr. Russo has served in various
                             President/Chief Financial                                   executive capacities within
                             Officer                                                     Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
See Yeng Quek                Executive Vice                Executive Vice                Mr. Quek has served in various
                             President/Managing            President/Managing            executive capacities within
                             Director/Chief Investment     Director/Chief Investment     Delaware Investments
                             Officer - Fixed Income        Officer - Fixed Income
                                                                                         Director/Trustee - HYPPCO Finance
                                                                                         Company Ltd.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Douglas L. Anderson          Senior Vice                   None                          Mr. Anderson has served in
                             President/Operations                                        various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/Chief   Mr. Bassett has served in various
                             Investment Officer -          Investment Officer -          executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity        Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/Head    Mr. Baxter has served in various
                             of Municipal Bond             of Municipal Bond             executive capacities within
                             Investments                   Investments                   Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice                   Mr. Beck has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael P. Bishof            Senior Vice                   Senior Vice President/Chief   Mr. Bishof has served in various
                             President/Investment          Financial Officer             executive capacities within
                             Accounting                                                  Delaware Investments

                                                                                         Chief Financial Officer - Lincoln
                                                                                         National Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice                   Mr. Buckley has served in various
                             President/Director of         President/Director of         executive capacities within
                             Municipal Research            Municipal Research            Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen R. Cianci            Senior Vice                   Senior Vice                   Mr. Cianci has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Robert F. Collins            Senior Vice                   Senior Vice                   Mr. Collins has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James A. Forant              Senior Vice                   None                          Mr. Forant has served in various
                             President//Director,                                        executive capacities within
                             Technical Services                                          Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian Funk                   Senior Vice                   Senior Vice                   Mr. Funk has served in various
                             President/Director of         President/Director of         executive capacities within
                             Credit Research               Credit Research               Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brent C. Garrells            Senior Vice                   Senior Vice                   Mr. Garrells has served in
                             President/Senior Research     President/Senior Research     various executive capacities
                             Analyst                       Analyst                       within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head    Mr. George has served in various
                             of Equity Trader              of Equity Trader              executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Paul Grillo                  Senior Vice                   Senior Vice                   Mr. Grillo has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jonathan Hatcher             Senior Vice                   Senior Vice                   Mr. Hatcher has served in various
                             President/Senior Research     President/Senior Research     executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
William F. Keelan            Senior Vice                   Senior Vice                   Mr. Keelan has served in various
                             President/Director of         President/Director of         executive capacities within
                             Quantitative Research         Quantitative Research         Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Carolyn McIntyre             Senior Vice President/Human   None                          Ms. McIntyre has served in
                             Resources                                                   various executive capacities
                                                                                         within Delaware Investments

                                                                                         Senior Vice President/Human
                                                                                         Resources - Lincoln National
                                                                                         Investment Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice                   Mr. Morris has served in various
                             Investment Officer - Core     President/Director,           executive capacities within
                             Equity                        Fundamental Research/Senior   Delaware Investments
                                                           Portfolio Manager
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief   Mr. Murray has served in various
                             Compliance Officer            Compliance Officer            executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Susan L. Natalini            Senior Vice                   None                          Ms. Natalini has served in
                             President/Global Marketing                                  various executive capacities
                             & Client Services                                           within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Zoe Neale(2)                 Senior Vice President/Chief   Senior Vice President/Chief   Mr. Neale has served in various
                             Investment Officer -          Investment Officer -          executive capacities within
                             International Equity          International Equity          Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
D. Tysen Nutt(3)             Senior Vice President/Chief   Senior Vice President/Chief   Mr. Nutt has served in various
                             Investment Officer - Large    Investment Officer - Large    executive capacities within
                             Cap Value Equity              Cap Value                     Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
David P. O'Connor            Senior Vice                   Senior Vice President/        Mr. O'Connor has served in
                             President/Strategic           Strategic Investment          various executive capacities
                             Investment Relationships      Relationships and             within Delaware Investments
                             and Initiatives/General       Initiatives/ General
                             Counsel                       Counsel/Chief Legal Officer   Vice President/ General Counsel -
                                                                                         Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
John J. O'Connor             Senior Vice                   Senior Vice                   Mr. O'Connor has served in
                             President/Investment          President/Treasurer           various executive capacities
                             Accounting                                                  within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice                   Mr. Perkins has served in various
                             President/Senior Portfolio    President/Senior Portfolio    executive capacities within
                             Manager                       Manager                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Timothy L. Rabe              Senior Vice                   Senior Vice President/Head    Mr. Rabe has served in various
                             President/Senior Portfolio    of High Yield                 executive capacities within
                             Manager/Head of High Yield                                  Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard Salus                Senior Vice President/        None                          Mr. Salus has served in various
                             Controller/Treasurer                                        executive capacities within
                                                                                         Delaware Investments

                                                                                         Vice President/Deputy Controller
                                                                                         - Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James L. Shields             Senior Vice President/Chief   None                          Mr. Shields has served in various
                             Information Officer                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jeffrey S. Van Harte(4)      Senior Vice President/Chief   Senior Vice President/Chief   Mr. Van Harte has served in
                             Investment Officer - Focus    Investment Officer - Focus    various executive capacities
                             Growth Equity                 Growth Equity                 within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Gary T. Abrams               Vice President/Senior         None                          Mr. Abrams has served in various
                             Equity Trader                                               executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio      Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior         Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Margaret MacCarthy Bacon(5)  Vice President/ Investment    None                          Ms. Bacon has served in various
                             Specialist                                                  executive capacities within
                                                                                         Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Todd Bassion(6)              Vice President/Senior         Vice President/Senior         Mr. Bassion has served in various
                             Research Analyst              Research Analyst              executive capacities within
                                                                                         Delaware Investments

---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard E. Biester           Vice President/Equity Trader  None                          Mr. Biester has served in various
                                                                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher J. Bonavico(7)   Vice President/Senior         Vice President/Senior         Mr. Bonavico has served in
                             Portfolio Manager, Equity     Portfolio Manager, Equity     various executive capacities
                             Analyst                       Analyst                       within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Vincent A. Brancaccio        Vice President/Senior         None                          Mr. Brancaccio has served in
                             Equity Trader                                               various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kenneth F. Broad(8)          Vice President/Senior         Vice President/Senior         Mr. Broad has served in various
                             Portfolio Manager, Equity     Portfolio Manager, Equity     executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client         Ms. Carrozza has served in
                             Services                      Services                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio      Mr. Catricks has served in
                             Manager                       Manager                       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate      Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant    various executive capacities
                             Secretary                     Secretary                     within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
David F. Connor              Vice President/Deputy         Vice President/Associate      Mr. Connor has served in various
                             General Counsel/ Assistant    General Counsel/ Secretary    executive capacities within
                             Secretary                                                   Delaware Investments

                                                                                         Vice President/Deputy General
                                                                                         Counsel/ Secretary - Lincoln
                                                                                         National Investment Companies,
                                                                                         Inc.

                                                                                         Secretary - Lincoln National
                                                                                         Income Fund, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Stephen J. Czepiel           Vice President/Senior         None                          Mr. Czepiel has served in various
                             Municipal Bond Trader                                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph F. DeMichele          Vice President/High Grade     None                          Mr. DeMichele has served in
                             Trading                                                     various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher M. Ericksen(9)   Vice President/Portfolio      Vice President/Portfolio      Mr. Ericksen has served in
                             Manager, Equity Analyst       Manager, Equity Analyst       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joel A. Ettinger             Vice President/Taxation       Vice President/Taxation       Mr. Ettinger has served in
                                                                                         various executive capacities
                                                                                         within Delaware Investments

                                                                                         Vice President/Taxation - Lincoln
                                                                                         National Investment Companies,
                                                                                         Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Phoebe W. Figland            Vice President/ Investment    Vice President/ Investment    Ms. Figland has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph Fiorilla              Vice President/Trading        None                          Mr. Fiorilla has served in
                             Operations                                                  various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Charles E. Fish              Vice President/Senior         None                          Mr. Fish has served in various
                             Equity Trader                                               executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Clifford M. Fisher           Vice President/Senior         None                          Mr. Fisher has served in various
                             Municipal Bond Trader                                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Patrick G. Fortier(10)       Vice President/ Portfolio     Vice President/ Portfolio     Mr. Fortier has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio      Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond        various executive capacities
                             Credit Analyst                Credit Analyst                within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James A. Furgele             Vice President/ Investment    Vice President/ Investment    Mr. Furgele has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Daniel V. Geatens            Vice President/Investment     Vice President/Investment     Mr. Geatens has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Equity         Mr. Gladstein has served in
                             Analyst                       Analyst                       various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Edward Gray(11)              Vice President/Senior         Vice President/Senior         Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brian T. Hannon              Vice President/Senior         None                          Mr. Hannon has served in various
                             Portfolio Manager                                           executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Lisa L. Hansen(12)           Vice President/Head of        None                          Ms. Hansen has served in various
                             Focus Growth Equity Trading                                 executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Gregory M. Heywood(13)       Vice President/Equity         Vice President/Portfolio      Mr. Heywood has served in various
                             Analyst                       Manager, Research Analyst     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of        Ms. Hill has served in various
                             Quantitative Research and     Equity Quantitative           executive capacities within
                             Analytics                     Research and Analytics        Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Christopher M. Holland       Vice President/Portfolio      None                          Mr. Holland has served in various
                             Manager                                                     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior         Mr. Hughes has served in various
                             Equity Analyst                Equity Analyst                executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Jordan L. Irving(14)         Vice President/Senior         Vice President/Senior         Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio      Ms. Isom has served in various
                             Portfolio Manager             Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Quantitative   Mr. Jackson has served in various
                             Analyst                       Analyst                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Audrey E. Kohart             Vice President/Financial      Vice President/Financial      Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting        executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Andrew Kronschnabel          Vice President/High Grade     None                          Mr. Kronschnabel has served in
                             Trader                                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Senior         Mr. Lalvani has served in various
                             Equity Analyst                Equity Analyst                executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio      Mr. Lampe has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Alfio Leone IV               Vice President/High Grade     None                          Mr. Leone has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Anthony A. Lombardi(15)      Vice President/Senior         Vice President/Senior         Mr. Lombardi has served in
                             Portfolio Manager             Portfolio Manager             various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Francis P. Magee             Vice President/Equity         None                          Mr. Magee has served in various
                             Business Manager                                            executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Charles (Tom) T. McClintic   Vice President/High Yield     None                          Mr. McClintic has served in
                             Trader                                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio      Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Scott Moses                  Vice President/High Grade     None                          Mr. Moses has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives   Mr. Obazee has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio      Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity         executive capacities within
                             Analyst                       Analyst                       Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Daniel J. Prislin(16)        Vice President/Senior         Vice President/Senior         Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Senior      executive capacities within
                             Analyst                       Equity Analyst                Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Craig S. Remsen              Vice President/Senior         Vice President/Senior         Mr. Remsen has served in various
                             Credit Research Analyst       Credit Research Analyst       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Carl Rice(17)                Vice President/Senior         Vice President/Senior         Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist,        executive capacities within
                             Large Cap Value Focus Equity  Large Cap Value Focus Equity  Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Joseph T. Rogina             Vice President/Equity Trader  None                          Mr. Rogina has served in various
                                                                                         executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior         Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Richard D. Seidel            Vice President/Assistant      None                          Mr. Seidel has served in various
                             Controller/-Assistant                                       executive capacities within
                             Treasurer                                                   Delaware Investments

                                                                                         Vice President/Assistant
                                                                                         Controller/Manager - Payroll -
                                                                                         Lincoln National Investment
                                                                                         Companies, Inc.
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Brenda L. Sprigman           Vice President/Business       None                          Ms. Sprigman has served in
                             Manager - Fixed Income                                      various executive capacities
                                                                                         within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Michael T. Taggart           Vice President/Facilities &   None                          Mr. Taggart has served in various
                             Administrative Services                                     executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Matthew Todorow              Vice President/Portfolio      Vice President/Portfolio      Mr. Todorow has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Spencer M. Tullo             Vice President/High Yield     None                          Mr. Tullo has served in various
                             Trader                                                      executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Robert A. Vogel, Jr.(18)     Vice President/Senior         Vice President/Senior         Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager             executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio      Ms. Wachs has served in various
                             Manager                       Manager                       executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Laura A. Wagner              Vice President/ Investment    Vice President/ Investment    Ms. Wagner has served in various
                             Accounting                    Accounting                    executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate      Ms. Williams has served in
                             General Counsel/ Assistant    General Counsel/ Assistant    various executive capacities
                             Secretary                     Secretary                     within Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------
James J. Wright              Vice President/Senior         None                          Mr. Wright has served in various
                             Equity Analyst                                              executive capacities within
                                                                                         Delaware Investments
---------------------------- ----------------------------- ----------------------------- -----------------------------------

----------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
1998-2004.

(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(3)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
1994-2004.

(4)  Principal/Executive Vice President, ransamerica Investment Management, LLC,
1980-2005.

(5) Client Service Officer, Thomas Weisel Partners, 2002-2005.

(6) Senior Research Associate, Thomas Weisel Partners, 2002-2005

(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
1993-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
2000-2005.

(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
President/Portfolio Manager, Goldman Sachs 1994-2004.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(11) Portfolio Manager, Thomas Weisel Partners, 2002-2005.

(12) Principal/Portfolio     Manager/Senior Trader,   Transamerica    Investment
Management, LLC, 1997-2005.

(13) Senior  Research   Analyst,   Transamerica   Investment  Management,   LLC,
2004-2005;  Senior  Analyst,  Wells Capital  Management,  LLC 2003-2004;  Senior
Analyst, Montgomery Asset Management 1996-2003.

(14) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(15) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Principal/Portfolio  Manager,  Transamerica   Investment  Management,  LLC,
1998-2005.

(17) Director/Product Specialist, Merrill Lynch, 1999-2004

(18) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds  in  the Delaware Investments Family of
                 Funds.

          (a)(2) Information   with  respect to each  officer and partner of the
                 principal underwriter and the  Registrant  is  provided  below.
                 Unless otherwise  noted, the principal business address of each officer  and  partner  of Delaware  Distributors, L.P.  is 2005
                 Market Street, Philadelphia, PA 19103-7094.

       ------------------------------------- ------------------------------------------- ------------------------------------------
       Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Delaware Distributors, Inc.           General Partner                             None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Delaware Capital Management           Limited Partner                             None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Delaware Investment Advisers          Limited Partner                             None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Kevin J. Lucey                        President/Chief Executive Officer           None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Philip N. Russo                       Executive Vice President                    None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Douglas L. Anderson                   Senior Vice President/Operations            None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Michael P. Bishof                     Senior Vice President/Investment            Senior Vice President/Chief Financial
                                             Accounting                                  Officer
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                             Manager/Communications Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Deb Landsman-Yaros                    Senior Vice President/Head of Retail        None
                                             Investor Services
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Thomas M. McConnell                   Senior Vice President/Senior 529 Plans      None
                                             Product Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Carolyn McIntyre                      Senior Vice President/Human Resources       None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                         Officer
       ------------------------------------- ------------------------------------------- ------------------------------------------
       David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                             Investment Relationships and                Investment Relationships and
                                             Initiatives/General Counsel                 Initiatives/General Counsel/Chief Legal
                                                                                         Officer
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Daniel J. Perullo                     Senior Vice President/Eastern Director,     None
                                             Institutional Sales
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                             Sales Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Richard Salus                         Senior Vice President/Controller/           None
                                             Treasurer/Financial Operations Principal
       ------------------------------------- ------------------------------------------- ------------------------------------------
       James L. Shields                      Senior Vice President/Chief Information     None
                                             Officer
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Trevor M. Blum                        Vice President/Senior Consultant            None
                                             Relationship Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       E. Zoe Bradley                        Vice President/Product Management Manager   None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Mel Carrozza                          Vice President/Client Services              None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Anthony G. Ciavarelli                 Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                                         Counsel/Assistant Secretary
       ------------------------------------- ------------------------------------------- ------------------------------------------
       David F. Connor                       Vice President/Deputy General Counsel/      Vice President/Deputy General
                                             Secretary                                   Counsel/Secretary
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Joel A. Ettinger                      Vice President/Taxation                     Vice President/Taxation
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                             Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Audrey Kohart                         Vice President/Financial Planning and       Vice President/Financial Planning and
                                             Reporting                                   Reporting
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Josephine O'Brien                     Vice President/RFP Group Manager            None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Marlene D. Petter                     Vice President/Marketing Communications     None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Christian Reimer                      Vice President/529 Plans Product Manager    None
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Richard D. Seidel                     Vice President/Assistant                    None
                                             Controller/Assistant Treasurer
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Michael T. Taggart                    Vice President/Facilities &                 None
                                             Administrative Services
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Molly Thompson                        Vice President/Associate Product            None
                                             Management Manager
       ------------------------------------- ------------------------------------------- ------------------------------------------
       Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                             Secretary                                   Counsel/Assistant Secretary
       ------------------------------------- ------------------------------------------- ------------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial intermediary  wholesaler  for  all  the  mutual  funds  in  the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below.  Unless otherwise  noted, the principal  business  address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

---------------------------------------- --------------------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD                      Positions and Offices with
                                                                                                    Registrant
---------------------------------------- --------------------------------------------- -------------------------------------
Westley V. Thompson                      President/Chief Executive Officer                             None
---------------------------------------- --------------------------------------------- -------------------------------------
David M. Kittredge                       Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Terrance Mullen                          Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Donald Roberson                          Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
Margaret Skinner                         Senior Vice President                                         None
---------------------------------------- --------------------------------------------- -------------------------------------
David L. Ahrendt(1)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Patrick J. Caulfield(2)                  Vice President/Chief Compliance Officer                       None
---------------------------------------- --------------------------------------------- -------------------------------------
Phillip Cramer                           Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Frederick J. Crawford                    Vice President/Treasurer                                      None
---------------------------------------- --------------------------------------------- -------------------------------------
Daniel P. Hickey(2)                      Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Rochelle Krombolz                        Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
William Lamoin                           Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Gregory Smith                            Vice President                                                None
---------------------------------------- --------------------------------------------- -------------------------------------
Michael S. Smith(3)                      Vice President/Chief Financial
                                         Officer/Chief Administrative Officer
---------------------------------------- --------------------------------------------- -------------------------------------
Joyce L. Byrer                           Secretary                                                     None
---------------------------------------- --------------------------------------------- -------------------------------------

----------------------------------------------------------------------------------------------------------------------------
(1) 1300 Clinton Street, Fort Wayne, IN 46802
(2) 350 Church Street, Hartford, CT 06103
(3) 1500 Market Street, Philadelphia, PA 19103

----------------------------------------------------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment  Company Act of 1940
          and the rules under that section are  maintained  in  Philadelphia  at
          2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings. Not Applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant  certifies that it meets all of the requirements for  effectiveness  of this  Registration  Statement under Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this
16th day of June, 2006.

                                     DELAWARE GROUP STATE TAX-FREE INCOME TRUST

                                      By:    /s/ Jude T. Driscoll
                                             Jude T. Driscoll
                                                 Chairman

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

Signature                         Title                                Date
------------------------------    ------------------------------- --------------

/s/ Jude T. Driscoll              Chairman/President/Chief         June 16, 2006
Jude T. Driscoll                  Executive Officer (Principal
                                  Executive Officer) and Trustee

/s/ Thomas L. Bennett*            Trustee                          June 16, 2006
Thomas L. Bennett

/s/ John A. Fry*                  Trustee                          June 16, 2006
John A. Fry

/s/ Anthony D. Knerr*             Trustee                          June 16, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth*          Trustee                          June 16, 2006
Lucinda S. Landreth

/s/ Ann R. Leven*                 Trustee                          June 16, 2006
Ann R. Leven

/s/ Thomas F. Madison*            Trustee                          June 16, 2006
Thomas F. Madison

/s/ Janet L. Yeomans*             Trustee                          June 16, 2006
Janet L. Yeomans

/s/ J. Richard Zecher*            Trustee                          June 16, 2006
J. Richard Zecher

/s/ Michael P. Bishof*            Senior Vice President/Chief
Michael P. Bishof                 Financial Officer (Principal     June 16, 2006
                                  Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                               as Attorney-in-Fact
                        for each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99.b.       Amended and Restated By-Laws (May 19, 2005)

EX-99.e.1.ii.  Executed  Second  Amended  and  Restated  Financial  Intermediary
               Distribution   Agreement   (August  21,  2003)  between  Delaware
               Distributors, L.P. and Lincoln Financial Distributors, Inc.

EX-99.e.1.iii. Executed  Amendment  No. 1 (October  31,  2005) to  Appendix A to
               Second Amended and Restated Financial  Intermediary  Distribution
               Agreement

EX-99.h.1.ii.  Executed  Schedule  B (May  19,  2005)  to  Shareholder  Services
               Agreement

EX-99.h.2.i.   Executed Schedule B (May 19, 2005) to Delaware Investments Family
               of Funds  Fund  Accounting  Agreement  .  EX-99.h.2.ii.  Executed
               Amendment  No. 30  (October  31,  2005) to Schedule A to Delaware
               Investments Family of Funds Fund Accounting Agreement

EX-99.h.3      Form of Advisory Expense Limitation  Letter (June  2006)  between
               Delaware Management Company and the Registrant

EX-99.h.4      Form  of  Distribution  Expense  Limitation  Letter  (June  2006)
               between Delaware Distributors, L.P. and the Registrant

EX-99.j.       Consent  of  Independent  Registered Public Accounting Firm (June
               2006)

EX-99.n.       Plan under Rule 18f-3 (October 31, 2005)

EX-99.p.1.     Code  of  Ethics  for  the  Delaware  Investments Family of Funds
               (February 2006)

EX-99.p.2.     Code  of  Ethics  for  Delaware  Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.     Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005)